UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                      Date of fiscal year end: May 31, 2007

                    Date of reporting period: August 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.00%
$           867  FHLMC #170027                                                     14.75%        03/01/2010   $           969
          3,924  FHLMC #170065                                                     14.00         09/01/2012             4,497

                                                                                                                        5,466
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
          2,134  GNMA #45265                                                       15.00         08/15/2011             2,426
          1,325  GNMA #53809                                                       15.00         02/15/2012             1,512
          1,950  GNMA #54340                                                       15.00         05/15/2012             2,225

                                                                                                                        6,163
                                                                                                              ---------------

SMALL BUSINESS ADMINISTRATION - 0.01%
        298,824  SBA #40013++ (C) (I)                                               1.40         09/30/2017             7,471
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $585,774)                                                                                19,100
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 73.64%

BUSINESS SERVICES - 0.76%
      1,097,000  BEAVER VALLEY II FUNDING CORPORATION                               8.63         06/01/2007         1,117,185
        995,000  SB TREASURY COMPANY LLC+/- ++                                      9.40         12/31/2049         1,058,618

                                                                                                                    2,175,803
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.05%
      1,550,000  CHEMTURA CORPORATION                                               6.88         06/01/2016         1,499,625
      1,600,000  TEVA PHARMACEUTICAL FINANCE LLC                                    6.15         02/01/2036         1,511,296

                                                                                                                    3,010,921
                                                                                                              ---------------

COMMUNICATIONS - 11.78%
      1,605,000  AMERICA MOVIL SA DE CV                                             6.38         03/01/2035         1,533,552
      2,230,000  AT&T CORPORATION                                                   8.00         11/15/2031         2,664,239
      1,190,000  AT&T INCORPORATED<<                                                6.80         05/15/2036         1,230,473
      4,345,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                 8.38         03/15/2013         4,925,127
      1,185,000  COMCAST CORPORATION                                                6.45         03/15/2037         1,162,054
      1,200,000  COX COMMUNICATIONS INCORPORATED                                    4.63         01/15/2010         1,162,501
        955,000  EMBARQ CORPORATION                                                 7.08         06/01/2016           974,423
      1,490,000  EMBARQ CORPORATION                                                 8.00         06/01/2036         1,557,287
      1,375,000  HISTORIC TW INCORPORATED                                           6.63         05/15/2029         1,347,504
      1,220,000  NEWS AMERICA HOLDING INCORPORATED                                  6.20         12/15/2034         1,140,007
      1,080,000  NEWS AMERICA HOLDINGS INCORPORATED<<                               8.25         08/10/2018         1,262,209
      3,970,000  NEXTEL COMMUNICATIONS SERIES F                                     5.95         03/15/2014         3,859,694
      2,055,000  QWEST CORPORATION<<                                                7.63         06/15/2015         2,108,944
      2,910,000  SPRINT CAPITAL CORPORATION                                         6.90         05/01/2019         3,021,500
      2,160,000  VERIZON FLORIDA INCORPORATED SERIES F                              6.13         01/15/2013         2,170,394
      1,000,000  VERIZON NEW YORK INCORPORATED SERIES B                             7.38         04/01/2032         1,038,425
      1,555,000  VIACOM INCORPORATED++                                              5.75         04/30/2011         1,542,202
      1,040,000  VIACOM INCORPORATED++                                              6.88         04/30/2036         1,020,150

                                                                                                                   33,720,685
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 5.34%
      4,500,000  CITIGROUP INCORPORATED<<                                           5.00         09/15/2014         4,353,890
      1,390,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII<< +/- ++                   5.63         01/31/2049         1,343,663
      1,775,000  JPMORGAN CHASE & COMPANY                                           5.13         09/15/2014         1,728,886
      1,695,000  M&T BANK CORPORATION+/- ++                                         3.85         04/01/2013         1,658,573
      1,475,000  SOVEREIGN BANK                                                     5.13         03/15/2013         1,430,778
      2,605,000  WASHINGTON MUTUAL CAPITAL I                                        8.38         06/01/2027         2,749,976

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (continued)
$     2,000,000  ZIONS BANCORPORATION                                               6.00%        09/15/2015   $     2,024,818

                                                                                                                   15,290,584
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.91%
      1,540,000  DARDEN RESTAURANTS                                                 6.00         08/15/2035         1,393,863
      1,070,000  YUM! BRANDS INCORPORATED                                           8.88         04/15/2011         1,205,883

                                                                                                                    2,599,746
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 8.60%
      2,250,000  CAROLINA POWER & LIGHT COMPANY                                     5.15         04/01/2015         2,184,559
        825,000  CLEVELAND ELECTRIC ILLUMINATION                                    5.65         12/15/2013           820,021
      1,300,000  CONSUMERS ENERGY COMPANY                                           5.50         08/15/2016         1,270,698
      3,660,000  CONSUMERS ENERGY COMPANY SERIES B<<                                5.38         04/15/2013         3,594,826
      1,737,806  FPL ENERGY NATIONAL WIND++                                         6.13         03/25/2019         1,715,683
      3,485,000  IPALCO ENTERPRISES INCORPORATED                                    8.38         11/14/2008         3,598,263
        955,000  IPALCO ENTERPRISES INCORPORATED                                    8.63         11/14/2011         1,024,238
      3,045,000  MONONGAHELA POWER COMPANY                                          6.70         06/15/2014         3,208,175
      1,025,000  NEVADA POWER COMPANY++                                             6.50         05/15/2018         1,048,389
      1,550,000  NEVADA POWER COMPANY++                                             6.65         04/01/2036         1,562,341
      1,220,000  NISOURCE FINANCE CORPORATION                                       5.25         09/15/2017         1,123,815
        770,000  POTOMAC EDISON COMPANY                                             5.35         11/15/2014           750,964
      1,550,000  SOUTHERN CALIFORNIA EDISON                                         7.63         01/15/2010         1,649,205
      1,165,000  WESTAR ENERGY INCORPORATED                                         5.88         07/15/2036         1,090,046

                                                                                                                   24,641,223
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
      EXCEPT COMPUTER EQUIPMENT - 0.51%
      1,470,000  XEROX CORPORATION                                                  6.75         02/01/2017         1,473,675
                                                                                                              ---------------

EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE - 0.61%
      1,820,000  MASHANTUCKET WEST PEQUOT++                                         5.91         09/01/2021         1,753,297
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 2.99%
      2,045,000  DEAN FOODS COMPANY                                                 7.00         06/01/2016         2,024,550
        895,000  DELHAIZE AMERICA INCORPORATED                                      8.13         04/15/2011           959,105
      2,520,000  KRAFT FOODS INCORPORATED                                           5.25         10/01/2013         2,474,612
      3,100,000  TYSON FOODS INCORPORATED                                           7.25         10/01/2006         3,101,711

                                                                                                                    8,559,978
                                                                                                              ---------------

FOOD STORES - 1.09%
      1,680,000  DELHAIZE AMERICA INCORPORATED                                      9.00         04/15/2031         1,965,548
      1,085,000  SAFEWAY INCORPORATED<<                                             7.25         02/01/2031         1,146,674

                                                                                                                    3,112,222
                                                                                                              ---------------

FORESTRY - 0.74%
      2,103,000  WEYERHAEUSER COMPANY                                               5.95         11/01/2008         2,118,230
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.29%
      2,000,000  JC PENNEY CORPORATION                                              9.00         08/01/2012         2,315,872
      1,500,000  WAL-MART STORES                                                    5.25         09/01/2035         1,380,929

                                                                                                                    3,696,801
                                                                                                              ---------------

HEALTH SERVICES - 1.08%
      1,405,000  AMERISOURCEBERGEN COPORATION                                       5.63         09/15/2012         1,367,197

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HEALTH SERVICES (continued)
$     1,585,000  MEDCO HEALTH SOLUTIONS INCORPORATED                                7.25%        08/15/2013   $     1,714,805

                                                                                                                    3,082,002
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 4.02%
      3,500,000  CREDIT SUISSE FIRST BOSTON USA INCORPORATED<<                      4.88         08/15/2010         3,444,942
      2,210,000  FUND AMERICAN COMPANIES INCORPORATED                               5.88         05/15/2013         2,169,668
      3,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                               4.13         03/04/2008         2,952,942
      3,075,000  OMX TIMBER FINANCE INVESTMENTS LLC SERIES 1++                      5.42         01/29/2020         2,957,689

                                                                                                                   11,525,241
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.56%
      1,595,000  CISCO SYSTEMS INCORPORATED                                         5.25         02/22/2011         1,594,962
                                                                                                              ---------------

INSURANCE CARRIERS  - 1.88%
      2,750,000  FIDELITY NATIONAL TITLE                                            7.30         08/15/2011         2,859,753
      1,470,000  METLIFE INCORPORATED                                               5.00         06/15/2015         1,408,814
      1,100,000  UNUMPROVIDENT FINANCE COMPANY                                      6.85         11/15/2015         1,113,976

                                                                                                                    5,382,543
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
      MEDICAL & OPTICAL GOODS - 0.53%
      1,505,000  BOSTON SCIENTIFIC CORPORATION                                      6.40         06/15/2016         1,523,313
                                                                                                              ---------------

METAL MINING - 0.53%
      1,635,000  CODELCO INCORPORATED                                               4.75         10/15/2014         1,532,041
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.52%
      1,470,000  CVS CORPORATION                                                    5.75         08/15/2011         1,483,127
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.70%
      1,385,000  CAPITAL ONE BANK                                                   6.50         06/13/2013         1,439,563
      1,375,000  FORD MOTOR CREDIT COMPANY<<                                        6.63         06/16/2008         1,352,165
      2,685,998  FPL ENERGY CAITHNESS FUNDING                                       7.65         12/31/2018         2,911,192
      1,125,000  GENERAL MOTORS ACCEPTANCE CORPORATION                              6.13         01/22/2008         1,109,082
      1,685,000  GENERAL MOTORS ACCEPTANCE CORPORATION                              6.88         08/28/2012         1,644,904
      2,120,000  RESIDENTIAL CAPITAL CORPORATION                                    6.38         06/30/2010         2,138,391

                                                                                                                   10,595,297
                                                                                                              ---------------

OIL & GAS EXTRACTION - 2.31%
        445,000  DEVON FINANCING CORPORATION UNLIMITED LIABILITY COMPANY            7.88         09/30/2031           532,081
      2,235,000  ENERGY TRANSFER PARTNERS LP<<                                      5.95         02/01/2015         2,223,193
      2,160,000  PEMEX PROJECT FUNDING MASTER TRUST                                 8.85         09/15/2007         2,226,960
      1,665,000  PEMEX PROJECT FUNDING MASTER TRUST<<                               5.75         12/15/2015         1,620,045

                                                                                                                    6,602,279
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.84%
      1,355,000  INTERNATIONAL PAPER COMPANY                                        6.75         09/01/2011         1,434,020
      1,000,000  PLUM CREEK TIMBERLANDS                                             5.88         11/15/2015           983,553

                                                                                                                    2,417,573
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.77%
      1,500,000  AMERADA HESS CORPORATION                                           7.13         03/15/2033         1,637,927
      1,170,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                            5.60         10/15/2014         1,140,214
      2,165,000  VALERO ENERGY CORPORATION                                          6.88         04/15/2012         2,299,078

                                                                                                                    5,077,219
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PIPELINES, EXCEPT NATURAL GAS - 1.77%
$       915,000  KINDER MORGAN ENERGY PARTNERS LP                                   5.13%        11/15/2014   $       864,263
      2,155,000  PLAINS ALL AMERICAN PIPELINE LP                                    5.63         12/15/2013         2,116,033
      1,910,000  TEXAS EASTERN TRANSMISSION LP<<                                    7.00         07/15/2032         2,097,545

                                                                                                                    5,077,841
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.20%
        520,000  CBS CORPORATION                                                    7.88         07/30/2030           565,358
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 3.11%
      1,240,000  BURLINGTON NORTHERN SANTA FE CORPORATION                           8.13         04/15/2020         1,504,698
      1,842,000  NORFOLK SOUTHERN CORPORATION                                       5.64         05/17/2029         1,769,637
      4,480,000  UNION PACIFIC CORPORATION                                          5.75         10/15/2007         4,486,702
      1,080,000  UNION PACIFIC CORPORATION                                          6.50         04/15/2012         1,136,286

                                                                                                                    8,897,323
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.73%
      1,650,000  ARCHSTONE-SMITH OPERATIONS TRUST                                   5.25         12/01/2010         1,635,970
      1,310,000  BRANDYWINE OPERATION PARTNERS                                      5.75         04/01/2012         1,311,169
      1,255,000  EOP OPERATING LP                                                   6.75         02/15/2012         1,317,971
      2,785,000  EQUITY ONE INCORPORATED                                            3.88         04/15/2009         2,666,699
      2,075,000  ERP OPERATING LP<<                                                 6.95         03/02/2011         2,197,018
      2,660,000  HRPT PROPERTIES TRUST                                              5.75         02/15/2014         2,631,288
      1,500,000  ISTAR FINANCIAL INCORPORATED<<                                     5.80         03/15/2011         1,503,740
      1,880,000  LIBERTY PROPERTY LP                                                7.25         03/15/2011         1,997,058
      1,210,000  ROUSE COMPANY                                                      3.63         03/15/2009         1,136,627

                                                                                                                   16,397,540
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.50%
      2,000,000  CITIGROUP INCORPORATED                                             4.63         08/03/2010         1,958,114
      6,000,000  GOLDMAN SACHS GROUP INCORPORATED                                   5.50         11/15/2014         5,954,166
      3,000,000  LEHMAN BROTHERS HOLDINGS                                           4.50         07/26/2010         2,909,808
      5,000,000  MORGAN STANLEY<<                                                   5.05         01/21/2011         4,932,540

                                                                                                                   15,754,628
                                                                                                              ---------------

TOBACCO PRODUCTS - 0.90%
      2,480,000  ALTRIA GROUP INCORPORATED                                          7.65         07/01/2008         2,574,463
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.98%
      2,437,000  RAYTHEON COMPANY                                                   7.20         08/15/2027         2,796,104
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.79%
      2,175,000  DAIMLERCHRYSLER NA HOLDING CORPORATION<<                           6.50         11/15/2013         2,239,815
      1,265,000  GOODRICH CORPORATION++                                             6.29         07/01/2016         1,296,469
      1,615,000  JOHNSON CONTROLS INCORPORATED                                      5.25         01/15/2011         1,595,740

                                                                                                                    5,132,024
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.25%
        740,000  AVNET INCORPORATION                                                6.00         09/01/2015           708,804
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $212,064,262)                                                                 210,872,847
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 9.72%
      1,490,000  ANADARKO FINANCE COMPANY SERIES B                                  7.50         05/01/2031         1,683,660
      1,095,000  BSKYB FINANCE UK PLC++                                             5.63         10/15/2015         1,064,113
      3,245,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                          8.25         06/15/2030         3,914,593
      1,245,000  FBG FINANCE LIMITED++                                              5.13         06/15/2015         1,177,815

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$     2,180,000  GRUPO TELEVISA SA                                                  6.63%        03/18/2025   $     2,186,169
      2,500,000  HSBC HOLDINGS PLC                                                  6.50         05/02/2036         2,632,535
      1,605,000  MUFG CAPITAL FINANCING 1 LIMITED                                   6.35         07/29/2049         1,606,616
      1,745,000  PCCW-HKT CAPITAL #3 LIMITED<< ++                                   5.25         07/20/2015         1,623,906
      2,750,000  ROGERS WIRELESS INCORPORATED<<                                     6.38         03/01/2014         2,695,000
      1,615,000  SABMILLER PLC++                                                    6.20         07/01/2011         1,656,667
      1,000,000  SUMITOMO MITSUI BANKING<< +/- ++                                   5.63         07/29/2049           966,395
      2,000,000  TELECOM ITALIA CAPITAL                                             5.25         10/01/2015         1,869,464
        990,000  TELECOM ITALIA CAPITAL                                             7.20         07/18/2036         1,033,960
        680,000  TELEFONICA EMISIONES SAU                                           5.98         06/20/2011           690,113
      2,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                      7.38         12/15/2028         3,031,435

TOTAL FOREIGN CORPORATE BONDS@ (COST $27,362,900)                                                                  27,832,441
                                                                                                              ---------------

FOREIGN GOVERNMENT BONDS - 2.90%
      1,580,000  COMMONWEALTH BANK AUSTRALIA<< +/- ++                               6.02         03/29/2049         1,567,869
      1,730,000  CONTROLADORA COMERCIAL MEXICANA                                    6.63         06/01/2015         1,760,029
      4,580,000  UNITED MEXICAN STATES                                              7.50         01/14/2012         4,969,300

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $8,018,190)                                                                   8,297,198
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 1.30%

IOWA - 0.16%
        440,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                 REVENUE LOC)                                                       6.79         06/01/2010           452,285
                                                                                                              ---------------

LOUISIANA - 0.53%
      1,533,195  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                 (OTHER REVENUE LOC)                                                6.36         05/15/2025         1,530,772
                                                                                                              ---------------

OREGON - 0.61%
      1,720,000  COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A
                 (OTHER REVENUE)                                                    6.88         10/01/2011         1,737,596
                                                                                                              ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,678,021)                                                                     3,720,653
                                                                                                              ---------------

US TREASURY SECURITIES - 10.53%

US TREASURY BILLS - 0.07%
        210,000  US TREASURY BILL ^#                                                4.94         10/26/2006           208,441
                                                                                                              ---------------

US TREASURY BONDS - 3.41%
      2,525,000  US TREASURY BOND<<                                                 6.25         05/15/2030         2,990,350
      6,360,000  US TREASURY BOND<<                                                 5.38         02/15/2031         6,766,442

                                                                                                                    9,756,792
                                                                                                              ---------------

US TREASURY NOTES - 7.05%
     13,786,000  US TREASURY NOTE<<                                                 4.25         10/15/2010        13,558,208
      6,765,000  US TREASURY NOTE<<                                                 4.50         02/15/2016         6,638,948

                                                                                                                   20,197,156
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $29,747,007)                                                                    30,162,389
                                                                                                              ---------------

TERM LOANS - 0.50%
      1,440,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN                           7.11         04/24/2012         1,445,170

TOTAL TERM LOANS (COST $1,443,336)                                                                                  1,445,170
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING - 18.10%
                                                                                                              ---------------

COLLATERAL INVESTED IN OTHER ASSETS - 18.10%
$       112,387  ABBEY NATIONAL TREASURY SERVICE+/- ++                              5.59%        01/16/2007   $       112,476
        749,250  AMERICAN EXPRESS BANK FSB+/-                                       5.29         01/26/2007           749,257
        472,353  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36         09/14/2007           472,589
        407,201  AQUIFER FUNDING LIMITED++                                          5.35         09/07/2006           406,847
         35,866  ATLAS CAPITAL FUNDING CORPORATION++                                5.31         09/01/2006            35,866
        407,201  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.38         11/10/2006           407,201
        325,761  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.30         04/25/2007           325,767
        325,761  ATOMIUM FUNDING CORPORATION++                                      5.40         11/03/2006           322,767
         40,720  BANK ONE NA ILLINOIS SERIES BKNT                                   5.55         01/12/2007            40,738
      1,058,722  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.39         02/23/2007         1,058,722
      3,501,928  BEAR STEARNS COMPANIES INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,502,449)                                        5.36         09/01/2006         3,501,928
      1,628,804  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,629,046)                                        5.36         09/01/2006         1,628,804
         55,379  BHP BILLITON FINANCE USA BV++                                      5.31         09/08/2006            55,323
      1,619,357  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE
                 $1,619,598)                                                        5.36         09/01/2006         1,619,357
        651,521  BUCKINGHAM II CDO LLC                                              5.31         09/25/2006           649,241
        814,402  BUCKINGHAM III CDO LLC++                                           5.32         09/29/2006           811,079
        260,609  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/13/2006           260,153
        195,456  CAIRN HIGH GRADE FUNDING I LLC                                     5.30         09/18/2006           194,972
        162,880  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         09/21/2006           162,405
        211,744  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/25/2006           211,003
          9,789  CEDAR SPRINGS CAPITAL COMPANY++                                    5.27         09/05/2006             9,783
        408,960  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31         09/12/2006           408,306
        231,779  CEDAR SPRINGS CAPITAL COMPANY++                                    5.32         09/25/2006           230,968
        407,201  CEDAR SPRINGS CAPITAL COMPANY++                                    5.33         10/03/2006           405,299
        606,420  CEDAR SPRINGS CAPITAL COMPANY                                      5.39         11/17/2006           599,610
         19,562  CEDAR SPRINGS CAPITAL COMPANY                                      5.38         11/20/2006            19,334
        495,319  CEDAR SPRINGS CAPITAL COMPANY                                      5.37         11/27/2006           489,034
        814,402  CHEYNE FINANCE LLC++                                               5.37         11/13/2006           805,728
      3,257,607  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE
                 $3,258,092)                                                        5.36         09/01/2006         3,257,607
         38,863  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.25         09/12/2006            38,801
         32,576  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.23         09/13/2006            32,519
      1,954,564  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                   5.31         09/08/2006         1,952,571
        488,641  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.34         10/11/2006           485,792
      1,247,862  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,248,047)                                        5.36         09/01/2006         1,247,862
         40,671  CROWN POINT CAPITAL COMPANY++                                      5.48         10/02/2006            40,487
        726,854  CULLINAN FINANCE CORPORATION++                                     5.38         09/28/2006           723,990
        407,201  DEER VALLEY FUNDING LLC                                            5.36         09/11/2006           406,606
        743,223  DEER VALLEY FUNDING LLC++                                          5.31         09/12/2006           742,034
        107,501  DEER VALLEY FUNDING LLC++                                          5.27         09/15/2006           107,282
        407,201  DEER VALLEY FUNDING LLC                                            5.41         11/01/2006           403,577
         16,288  FCAR OWNER TRUST SERIES II                                         5.22         10/03/2006            16,212
        814,402  FIVE FINANCE INCORPORATED+/- ++                                    5.37         01/25/2007           814,760
         26,940  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.21         09/29/2006            26,830
         32,983  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.44         10/30/2006            32,700
         89,845  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.37         11/15/2006            88,862
          9,773  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.47         11/29/2006             9,646
        563,387  FOX TROT CDO LIMITED                                               5.36         12/01/2006           555,922
        195,619  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.53         09/18/2006           195,631
        260,609  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.41         06/18/2007           260,609
        379,088  GEORGE STREET FINANCE LLC++                                        5.29         09/15/2006           378,314
        814,402  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.59         03/30/2007           815,151
        166,138  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007           166,266
         25,344  ICICI BANK LIMITED                                                 5.46         11/15/2006            25,067
         49,874  ICICI BANK LIMITED                                                 5.51         12/01/2006            49,213
        570,081  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007           570,081
         32,315  IRISH LIFE & PERMANENT PLC                                         5.47         12/13/2006            31,831
      2,117,445  JPMORGAN CHASE & COMPANY REPURCHASE AGREEMENT
                 ($2,117,760)                                                       5.36         09/01/2006         2,117,445
      1,042,434  KAUPTHING BANK HF SERIES MTN+/- ++                                 5.39         03/20/2007         1,041,632

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       407,201  KESTREL FUNDING LLC++                                              5.45%        11/06/2006   $       403,284
         51,943  KLIO FUNDING CORPORATION++                                         5.46         10/20/2006            51,571
         27,462  KLIO FUNDING CORPORATION++                                         5.36         11/15/2006            27,161
        285,692  KLIO II FUNDING CORPORATION++                                      5.39         10/20/2006           283,649
      1,303,043  KLIO III FUNDING CORPORATION                                       5.30         09/18/2006         1,299,811
        133,774  KLIO III FUNDING CORPORATION++                                     5.46         10/16/2006           132,896
         48,864  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.61         04/20/2007            48,930
         24,432  LEXINGTON PARKER CAPITAL CORPORATION++                             5.49         10/05/2006            24,311
         47,235  LIBERTY STREET FUNDING CORPORATION++                               5.42         09/25/2006            47,070
          4,072  LIBERTY STREET FUNDING CORPORATION                                 5.44         10/25/2006             4,040
        488,641  LIQUID FUNDING LIMITED++                                           5.32         09/21/2006           487,214
        488,641  LIQUID FUNDING LIMITED                                             5.48         11/30/2006           482,230
        570,081  LIQUID FUNDING LIMITED+/- ++                                       5.37         12/01/2006           570,081
        244,321  LIQUID FUNDING LIMITED                                             5.52         12/28/2006           240,123
        570,081  LIQUID FUNDING LIMITED+/- ++                                       5.35         12/29/2006           570,110
         52,936  MERRILL LYNCH  & COMPANY INCORPORATED+/-                           5.61         01/26/2007            52,981
        814,402  MORGAN STANLEY+/-                                                  5.38         10/30/2006           814,402
      1,140,163  MORGAN STANLEY+/-                                                  5.38         10/10/2006         1,140,163
         16,288  MORGAN STANLEY                                                     5.48         01/19/2007            16,300
        250,429  MORGAN STANLEY SERIES EXL+/-                                       5.39         09/15/2007           250,476
        436,519  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.42         12/11/2006           436,742
        261,423  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007           261,781
        162,880  NEWPORT FUNDING CORPORATION++                                      5.39         09/26/2006           162,286
        345,290  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.43         10/23/2006           342,673
         16,288  NORTH SEA FUNDING LLC++                                            5.38         10/16/2006            16,181
         32,576  NORTH SEA FUNDING LLC                                              5.25         11/24/2006            32,177
        192,606  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.24         09/05/2006           192,494
          6,792  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.43         09/25/2006             6,768
          4,479  PERRY GLOBAL FUNDING LIMITED SERIES A                              5.50         11/10/2006             4,433
          6,515  PICAROS FUNDING LLC++                                              5.41         11/03/2006             6,455
        764,805  RACERS TRUST 2004-6-MM+/- ++                                       5.35         09/22/2006           764,927
        407,201  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.41         11/24/2006           407,295
         51,552  ROYAL BANK OF SCOTLAND PLC+/-                                      5.41         11/24/2006            51,563
         53,262  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.50         03/30/2007            53,296
        407,201  SEDNA FINANCE INCORPORATED+/- ++                                   5.24         12/08/2006           407,246
      2,557,222  SHEFFIELD RECEIVABLES CORPORATION++                                5.28         09/01/2006         2,557,222
      1,143,013  SLM CORPORATION+/-                                                 5.60         01/25/2007         1,143,950
         83,395  SLM CORPORATION+/-                                                 5.69         07/25/2007            83,592
        325,761  SLM CORPORATION+/- ++                                              5.33         09/12/2007           325,829
        204,040  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.36         10/25/2006           204,061
        584,219  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/01/2006           579,020
        584,170  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/08/2006           578,375
      1,628,804  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         08/03/2007         1,628,804
        313,040  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007           313,034
        407,201  UNICREDITO ITALIANO BANK IRELAND SERIES LIB+/-                     5.38         03/09/2007           407,258
        117,681  VERSAILLES CDS LLC++                                               5.32         09/05/2006           117,613
         81,440  VERSAILLES CDS LLC++                                               5.32         09/08/2006            81,357
         24,432  VERSAILLES CDS LLC++                                               5.36         09/22/2006            24,357
        407,201  WAL-MART STORES INCORPORATED+/-                                    5.39         03/28/2007           407,205
        521,217  WHISTLEJACKET CAPITAL LIMITED                                      5.34         10/16/2006           517,798
         28,683  WHISTLEJACKET CAPITAL LIMITED++                                    5.36         11/20/2006            28,349
         94,145  WHITE PINE FINANCE LLC++                                           5.30         09/01/2006            94,146

                                                                                                                   51,814,947
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $51,814,947)                                                         51,814,947
                                                                                                              ---------------

SHARES

SHORT-TERM INVESTMENTS - 0.31%
        881,290  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                        881,290
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS (COST $881,290)                                                                          881,290
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $335,595,727)*                                     117.01%                                              $   335,046,035

OTHER ASSETS AND LIABILITIES, NET                        (17.01)                                                  (48,698,276)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   286,347,759
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $881,290.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 11.91%
$    10,000,000  FHLB                                                                5.63%       06/13/2016   $    10,208,090
     39,525,000  FHLMC<<                                                             5.13        10/24/2007        39,481,009
     20,000,000  FHLMC<<                                                             5.25        07/18/2011        20,179,580
     15,000,000  FHLMC                                                               4.75        05/06/2013        14,426,520
     28,250,000  FNMA<<                                                              5.00        09/14/2007        28,170,787
     15,000,000  FHLMC<<                                                             5.13        04/18/2011        15,053,430

TOTAL AGENCY NOTES - INTEREST BEARING (COST $127,560,230)                                                         127,519,416
                                                                                                              ---------------

AGENCY SECURITIES - 44.24%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.79%
         34,753  FHLMC #160053                                                       8.00        07/01/2008            35,108
             17  FHLMC #170046                                                      14.50        03/01/2011                20
            158  FHLMC #170053                                                      14.75        08/01/2011               178
          5,187  FHLMC #170053                                                      15.00        08/01/2011             5,881
            305  FHLMC #170069                                                      14.00        11/01/2012               350
         84,390  FHLMC #170215                                                       8.00        02/01/2017            88,198
        107,320  FHLMC #170235                                                      10.50        08/01/2019           120,262
         26,241  FHLMC #181626                                                       8.50        07/01/2007            26,419
         18,700  FHLMC #182079                                                       8.00        02/01/2010            19,112
         21,960  FHLMC #182104                                                       8.00        12/01/2010            22,444
         37,850  FHLMC #1B0123+/-                                                    5.91        09/01/2031            38,038
         62,813  FHLMC #1B0128+/-                                                    6.18        09/01/2031            63,000
      1,865,675  FHLMC #1B0129+/-                                                    6.13        09/01/2031         1,871,523
        141,696  FHLMC #272877                                                       8.00        08/01/2009           143,142
        113,209  FHLMC #279063                                                       9.00        08/01/2009           115,499
        149,369  FHLMC #552435                                                      10.50        08/01/2020           168,712
            273  FHLMC #555108                                                       7.25        07/01/2008               272
         49,088  FHLMC #555158                                                       8.50        05/01/2016            49,869
        741,148  FHLMC #555503                                                       9.00        04/01/2021           786,519
        263,406  FHLMC #555515                                                       8.50        10/01/2013           265,193
      1,118,114  FHLMC #611023+/-                                                    6.27        10/01/2026         1,139,534
        227,594  FHLMC #786210+/-                                                    6.46        01/01/2026           224,732
      2,279,415  FHLMC #786823+/-                                                    7.06        07/01/2029         2,305,189
      1,177,278  FHLMC #789483+/-                                                    5.64        06/01/2032         1,200,165
        279,283  FHLMC #865496+/-                                                    5.54        05/01/2026           280,704
        199,491  FHLMC #884009                                                      10.50        05/01/2020           225,577
         57,107  FHLMC #A01434                                                       9.00        06/01/2016            59,570
        350,882  FHLMC #A01562                                                       9.00        11/01/2018           371,225
        159,078  FHLMC #A01607                                                       8.50        06/01/2011           161,204
        211,028  FHLMC #A01620                                                       9.00        04/01/2017           223,263
        182,688  FHLMC #A01860                                                       8.50        06/01/2017           184,386
      2,489,203  FHLMC #E79794                                                       7.00        10/01/2014         2,558,244
        405,123  FHLMC #G00319                                                       9.50        04/01/2025           442,629
        494,320  FHLMC #G01236                                                      10.00        10/01/2021           536,808
     12,537,296  FHLMC #G08102                                                       6.50        12/01/2035        12,737,176
         72,185  FHLMC #G10783                                                       8.50        06/01/2012            75,236
        958,590  FHLMC #G11136                                                       6.50        05/01/2011           965,368
        550,971  FHLMC #G11200<<                                                     8.00        01/01/2012           568,204
      8,955,076  FHLMC #G11209                                                       7.50        12/01/2011         9,163,837
      3,137,843  FHLMC #G11345<<                                                     7.50        12/01/2011         3,204,870
      5,170,772  FHLMC #G11368                                                       7.50        12/01/2012         5,303,740
     15,564,643  FHLMC #G18005                                                       5.00        08/01/2019        15,255,922
      2,059,803  FHLMC #G80106                                                      10.00        08/17/2022         2,301,519
      3,499,903  FHLMC #G80116<<                                                    10.00        02/17/2025         3,841,904
      4,331,608  FHLMC #G80193<<                                                     9.50        09/17/2022         4,688,663
        714,105  FHLMC #G90023                                                       7.00        11/17/2013           729,097
         64,586  FHLMC #N70012                                                      10.50        08/01/2020            72,694

                                                                                                                   72,641,199
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.41%
$    14,575,000  FNMA<<                                                              6.00%       05/15/2011   $    15,155,216
     13,822,877  FNMA # 886087                                                       6.50        07/01/2036        14,033,964
        328,021  FNMA #100042                                                       11.00        10/15/2020           360,446
        474,361  FNMA #100285                                                        9.50        12/15/2020           524,204
        748,644  FNMA #103102+/-                                                     5.17        03/01/2018           753,186
          1,030  FNMA #1376                                                         15.50        10/01/2012             1,180
        495,147  FNMA #190180                                                        9.00        07/01/2021           531,997
        159,998  FNMA #303548                                                        8.50        02/01/2012           161,083
        912,061  FNMA #313419                                                        8.50        12/01/2026           988,465
        359,409  FNMA #323013                                                        9.00        10/01/2021           393,380
      1,587,777  FNMA #323284                                                        8.50        05/01/2017         1,678,949
      6,044,591  FNMA #323756                                                        6.20        05/01/2009         6,096,308
             77  FNMA #3260                                                         13.25        04/01/2012                79
         39,626  FNMA #364215                                                        7.50        07/01/2015            39,936
          8,003  FNMA #364217                                                        7.00        09/01/2015             8,027
      3,494,306  FNMA #368034<<                                                      8.00        11/01/2026         3,748,278
      5,515,665  FNMA #398800                                                        8.00        06/01/2012         5,711,224
        384,344  FNMA #398805                                                        8.50        11/01/2011           400,952
        291,395  FNMA #426843                                                       11.00        02/01/2019           320,536
        304,944  FNMA #439935                                                        8.00        04/01/2017           316,967
      1,565,987  FNMA #457277+/-                                                     6.26        10/01/2027         1,552,116
        576,350  FNMA #458018                                                       12.00        07/15/2014           660,756
      1,018,624  FNMA #487758                                                        8.50        05/01/2026         1,101,400
        332,056  FNMA #487759                                                        9.50        07/01/2028           365,603
        378,867  FNMA #516051                                                        9.50        01/01/2021           414,199
         59,450  FNMA #52                                                            8.50        07/01/2010            59,439
        457,851  FNMA #535537                                                        9.00        07/01/2028           494,476
      1,438,505  FNMA #535573                                                        8.00        11/01/2013         1,470,368
        776,988  FNMA #535752                                                       10.00        12/01/2020           867,341
      1,740,498  FNMA #538435+/-                                                     6.50        07/01/2026         1,768,265
          7,561  FNMA #545016                                                        9.00        11/01/2012             7,777
        292,673  FNMA #545117+/-                                                     6.77        12/01/2040           298,411
      2,218,557  FNMA #545187+/-                                                     5.89        09/01/2031         2,232,787
        842,287  FNMA #545208+/-                                                     7.16        09/01/2031           855,669
      1,958,392  FNMA #545460<< +/-                                                  5.87        11/01/2031         2,021,210
      3,309,419  FNMA #54844+/-                                                      5.13        09/01/2027         3,319,653
      2,137,507  FNMA #555161                                                        6.00        12/01/2013         2,152,220
     10,371,717  FNMA #555569                                                        6.00        05/01/2016        10,461,234
         72,769  FNMA #62895                                                         8.75        01/01/2010            74,826
      1,487,885  FNMA #635726+/-                                                     5.50        04/01/2032         1,488,914
        903,483  FNMA #646643<< +/-                                                  5.95        06/01/2032           925,915
      2,589,528  FNMA #66414+/-                                                      5.53        09/01/2028         2,586,092
      2,795,952  FNMA #675479+/-                                                     7.22        01/01/2033         2,836,636
        839,551  FNMA #675491+/-                                                     8.04        04/01/2033           842,135
        139,049  FNMA #695514                                                        8.50        10/01/2026           148,771
        879,650  FNMA #695519                                                        8.50        11/01/2026           944,752
      1,887,311  FNMA #724438                                                        8.50        06/01/2027         2,027,511
      3,165,017  FNMA #724658<< +/-                                                  6.89        07/01/2033         3,295,797
     34,088,036  FNMA #725249<<                                                      5.00        03/01/2034        32,783,510
      7,716,925  FNMA #725638<<                                                      5.00        12/01/2018         7,577,888
     60,415,680  FNMA #735062<<                                                      5.50        08/01/2033        59,481,730
     13,167,667  FNMA #735613<<                                                      6.00        02/01/2035        13,235,191
     20,386,082  FNMA #739503<<                                                      5.50        09/01/2033        20,070,939
     19,132,185  FNMA #740227<<                                                      5.50        09/01/2033        18,836,426
      4,994,123  FNMA #863711<<                                                      6.50        05/01/2036         5,070,387
     18,170,411  FNMA #886686+/-                                                     6.30        08/01/2036        18,442,967
      5,770,718  FNMA #886761                                                        7.00        09/01/2036         5,924,784
     29,311,000  FNMA TBA%%                                                          5.50        09/01/2021        29,201,084
     32,953,000  FNMA TBA%%                                                          5.00        09/01/2035        31,562,779
     29,595,000  FNMA TBA%%                                                          6.00        09/01/2036        29,622,760

                                                                                                                  368,309,095
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.01%
$         7,838  GNMA #126600                                                       13.00%       11/15/2014   $         8,932
          6,342  GNMA #201                                                          14.00        09/20/2014             7,162
          3,996  GNMA #45629                                                        13.00        02/15/2011             4,531
          1,696  GNMA #52207                                                        15.00        06/15/2012             1,936
         11,192  GNMA #52538                                                        15.00        07/15/2012            12,771
             50  GNMA #56900                                                        15.00        07/15/2012                55
          2,932  GNMA #57979                                                        13.50        10/15/2012             3,284
         11,760  GNMA #780051                                                        9.00        12/15/2009            11,773
        645,011  GNMA #780104                                                        9.50        10/20/2019           698,943
        402,144  GNMA #780110                                                       12.50        04/15/2019           457,411
          3,000  GNMA #780182                                                        9.00        01/15/2008             3,004
      2,535,185  GNMA #780288                                                        8.00        12/15/2023         2,716,045
            890  GNMA #780416                                                        9.00        12/15/2006               891
        714,090  GNMA #780763<<                                                      7.50        12/15/2010           725,853
      1,978,605  GNMA #780867                                                        8.35        04/15/2020         2,124,161
      1,065,402  GNMA #780980                                                        8.40        05/15/2020         1,161,454
        920,345  GNMA #8678+/-                                                       4.75        08/20/2020           926,218
        576,141  GNMA #8714+/-                                                       5.13        11/20/2020           580,491
          4,056  GNMA #95643                                                        15.00        09/15/2012             4,616
     18,233,969  GNMA SERIES 2006-3 CLASS A                                          4.21        01/16/2028        17,762,227
     89,132,572  GNMA SERIES 2006-32 CLASS XM<< +/- (C)                              0.49        11/16/2045         5,060,671

                                                                                                                   32,272,429
                                                                                                              ---------------

SMALL BUSINESS ADMINISTRATION - 0.03%
      3,968,156  SBA #440019(C)++(I)                                                 2.01        02/28/2018          164,306
      4,358,317  SBA SERIES 1992-6 CLASS A(C) ++ (I)                                1.66        10/15/2017          180,462

                                                                                                                      344,768
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $480,172,908)                                                                       473,567,491
                                                                                                              ---------------

ASSET BACKED SECURITIES - 1.19%
        899,008  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-    5.84        11/25/2028           902,737
      3,413,292  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-     5.67        05/25/2030         3,413,768
      1,791,097  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-     5.67        09/25/2031         1,791,346
        931,773  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                       5.63        05/25/2032           931,922
        730,428  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                       5.46        03/25/2033           730,541
      4,949,769  FNMA GRANTOR TRUST SERIES 2004-T6 CLASS 1AV1+/-                     5.54        01/25/2035         4,956,339

TOTAL ASSET BACKED SECURITIES (COST $12,715,367)                                                                   12,726,653
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.57%
      8,969,127  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1     5.50        11/25/2020         8,885,041
      3,376,862  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1              6.00        02/25/2017         3,403,213
        287,113  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1001
                 CLASS 1+/- (I)                                                      7.02        01/25/2008           287,113
        252,571  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1002
                 CLASS 1+/- (I)                                                      6.71        07/25/2008           252,571
      1,844,129  FHA INSURED PROJECT LOAN #956++                                     2.93        11/01/2012         1,807,246
      1,170,635  FHLMC SERIES 1582 CLASS A+/-                                        5.38        09/15/2008         1,163,077
        117,516  FHLMC SERIES 16 CLASS D                                            10.00        10/15/2019           123,556
      3,443,090  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6       9.50        02/25/2042         3,672,712
      5,112,219  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                 1A1B                                                                6.50        03/25/2043         5,117,118
      2,497,571  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                 2A1+/-                                                              5.56        03/25/2043         2,538,516
     10,393,303  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                              5.55        07/25/2043        10,847,550
      3,616,733  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                          9.50        06/25/2030         3,827,974
      7,229,268  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                         9.50        12/25/2041         7,715,807
      1,803,090  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                         9.50        08/25/2041         1,923,866
      4,464,527  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                       5.94        07/25/2041         4,508,683
      4,893,006  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                      5.61        10/25/2041         5,105,283
     14,827,885  FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                         6.50        07/25/2042        15,104,006
        308,789  FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                           8.50        07/25/2022            74,838
        845,493  FNMA INTEREST STRIP SERIES 265 CLASS 2                              9.00        03/01/2024           915,987

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
$       168,131  FNMA INTEREST STRIP SERIES B CLASS 1                                6.00%       05/01/2009   $       167,147
        154,179  FNMA INTEREST STRIP SERIES C CLASS 1                                6.00        05/01/2009           153,320
        184,004  FNMA INTEREST STRIP SERIES K CLASS 1                                6.00        11/01/2008           183,275
        395,159  FNMA SERIES 1988-2 CLASS Z                                         10.10        02/25/2018           429,712
        161,058  FNMA SERIES 1988-7 CLASS Z                                          9.25        04/25/2018           170,468
        900,791  FNMA SERIES 1989-10 CLASS Z                                         9.50        03/25/2019           980,549
        708,973  FNMA SERIES 1989-100 CLASS Z                                        8.75        12/25/2019           750,299
      1,656,717  FNMA SERIES 1989-12 CLASS Y                                        10.00        03/25/2019         1,840,456
      1,003,936  FNMA SERIES 1989-22 CLASS G                                        10.00        05/25/2019         1,107,400
        203,635  FNMA SERIES 1989-63 CLASS Z                                         9.40        10/25/2019           215,719
        251,146  FNMA SERIES 1989-98 CLASS E                                         9.20        12/25/2019           266,185
        563,805  FNMA SERIES 1990-144 CLASS W                                        9.50        12/25/2020           615,875
        410,528  FNMA SERIES 1990-75 CLASS Z                                         9.50        07/25/2020           449,170
        222,895  FNMA SERIES 1990-84 CLASS Y                                         9.00        07/25/2020           236,762
        934,825  FNMA SERIES 1990-96 CLASS Z                                         9.67        08/25/2020         1,025,943
        317,440  FNMA SERIES 1991-5 CLASS Z                                          8.75        01/25/2021           340,430
      1,241,882  FNMA SERIES 1991-85 CLASS Z                                         8.00        06/25/2021         1,278,138
        910,098  FNMA SERIES 1992-45 CLASS Z                                         8.00        04/25/2022           928,872
        578,809  FNMA SERIES G-8 CLASS E                                             9.00        04/25/2021           625,308
      1,744,866  FNMA SERIES G92-30 CLASS Z                                          7.00        06/25/2022         1,797,224
        552,967  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                           9.54        09/25/2028           582,179
        485,815  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         7.69        06/25/2033           488,651
      7,426,430  FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                           4.61        08/25/2043         7,345,623
     11,231,732  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                         5.50        08/25/2042        11,451,692
      2,208,525  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                           5.43        04/25/2033         2,210,644
      8,481,759  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                          5.57        08/25/2042         8,664,106
      8,628,203  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                         9.52        10/25/2042         9,233,971
      1,767,103  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                            4.75        12/25/2042         1,753,539
      4,292,794  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                         9.91        12/25/2042         4,574,573
        766,558  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                           5.44        06/25/2033           764,806
      8,515,547  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                           7.00        08/25/2044         8,746,259
     14,637,812  FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                    5.88        05/15/2016        14,754,285
     12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                     4.70        12/16/2027        11,979,464
    233,681,647  GNMA SERIES 2005-23 CLASS IO<< +/- (C)                              0.97        06/17/2045        13,175,976
      7,547,336  GNMA SERIES 2005-34 CLASS A                                         3.96        09/16/2021         7,372,763
     12,889,149  GNMA SERIES 2005-59 CLASS A                                         4.39        05/16/2023        12,658,048
      6,019,000  GNMA SERIES 2006-30 CLASS D+/-                                      5.41        04/16/2039         5,931,260
     12,510,000  GNMA SERIES 2006-32 CLASS C+/- (C)                                  5.52        11/16/2038        12,426,319
    157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2002-C1 CLASS XPB+/- (C) ++                                         1.99        01/11/2035         3,525,217
      8,765,207  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.13        06/25/2035         8,691,589
     10,415,758  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                 1A1+/- ++                                                           4.96        09/28/2044        10,262,750
      7,700,940  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS
                 A1+/- ++                                                            6.50        10/25/2034         7,828,042
    125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
                 X2+/- (C)                                                           1.04        11/13/2011         2,407,266
      1,155,010  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                      8.89        02/15/2025         1,261,940
      1,783,459  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                       8.79        06/15/2025         1,924,580
     90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                 IO3+/- (C) ++                                                       1.59        11/15/2034         1,496,506
     22,648,746  WELLS FARGO MORTGAGE BACKED SECURITIES TRUST SERIES 2006-1
                 CLASS A3                                                            5.00        03/25/2021        22,047,150

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $285,246,579)                                                     284,395,607
                                                                                                             ----------------

CORPORATE BONDS & NOTES - 0.00%

APPAREL & ACCESSORY STORES - 0.00%
            172  SEARS ROEBUCK ACCEPTANCE                                            6.70        04/15/2012               171
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $4)                                                                                   171
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 0.99%

ARKANSAS - 0.26%
      2,567,083  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)        9.75        11/15/2014         2,838,372
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
TEXAS - 0.73%
$     5,405,000  RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)           10.00%       12/15/2020   $     7,796,397
                                                                                                              ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $10,888,640)                                                                   10,634,769
                                                                                                              ---------------

US TREASURY SECURITIES - 21.09%

US TREASURY BILLS - 0.07%
        760,000  US TREASURY BILL^ #                                                 4.94        10/26/2006           754,358
                                                                                                              ---------------

US TREASURY BONDS - 8.99%
     33,650,000  US TREASURY BOND<<                                                  8.75        05/15/2017        44,630,937
     13,920,000  US TREASURY BOND<<                                                  7.13        02/15/2023        17,282,543
     24,050,000  US TREASURY BOND<<                                                  6.00        02/15/2026        27,163,345
      6,725,000  US TREASURY BOND<<                                                  5.38        02/15/2031         7,154,768

                                                                                                                   96,231,593
                                                                                                              ---------------

US TREASURY NOTES - 12.03%
     10,925,000  US TREASURY NOTE<<                                                  4.63        03/31/2008        10,885,309
      5,025,000  US TREASURY NOTE<<                                                  4.88        04/30/2011         5,059,743
     11,570,000  US TREASURY NOTE<<                                                 10.38        11/15/2012        12,300,807
     41,225,000  US TREASURY NOTE<<                                                  4.25        08/15/2013        40,084,881
     28,595,000  US TREASURY NOTE<<                                                 12.00        08/15/2013        32,430,762
     28,475,000  US TREASURY NOTE<<                                                  4.50        02/15/2016        27,944,425

                                                                                                                  128,705,927
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $227,670,508)                                                                  225,691,878
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 49.92%

COLLATERAL INVESTED IN OTHER ASSETS - 49.92%
      1,084,852  ABBEY NATIONAL TREASURY SERVICE+/- ++                               5.59        01/16/2007         1,085,709
      7,232,345  AMERICAN EXPRESS BANK FSB+/-                                        5.29        01/26/2007         7,232,417
      4,559,522  AMERICAN GENERAL FINANCE CORPORATION+/- ++                          5.36        09/14/2007         4,561,802
      3,930,622  AQUIFER FUNDING LIMITED++                                           5.35        09/07/2006         3,927,203
        346,209  ATLAS CAPITAL FUNDING CORPORATION++                                 5.31        09/01/2006           346,209
      3,930,622  ATLAS CAPITAL FUNDING CORPORATION+/- ++                             5.38        11/10/2006         3,930,622
      3,144,498  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                  5.30        04/25/2007         3,144,561
      3,144,498  ATOMIUM FUNDING CORPORATION++                                       5.40        11/03/2006         3,115,600
        393,062  BANK ONE NA ILLINOIS+/-                                             5.55        01/12/2007           393,239
     33,803,352  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $33,808,385)                                        5.36        09/01/2006        33,803,352
     10,219,618  BEAR STEARNS COMPANIES INCORPORATED+/-                              5.39        02/23/2007        10,219,618
     15,722,489  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $15,724,830)                                        5.36        09/01/2006        15,722,489
        534,565  BHP BILLITON FINANCE USA LIMITED++                                  5.31        09/08/2006           534,019
     15,891,420  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $15,893,786)       5.36        09/01/2006        15,891,420
      6,288,996  BUCKINGHAM II CDO LLC                                               5.31        09/25/2006         6,266,984
      7,861,245  BUCKINGHAM III CDO LLC++                                            5.32        09/29/2006         7,829,171
      2,515,598  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        09/13/2006         2,511,196
      1,886,699  CAIRN HIGH GRADE FUNDING I LLC                                      5.30        09/18/2006         1,882,020
      1,572,249  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        09/21/2006         1,567,658
      2,043,924  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        09/25/2006         2,036,770
         94,492  CEDAR SPRINGS CAPITAL COMPANY++                                     5.27        09/05/2006            94,437
      3,947,603  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        09/12/2006         3,941,286
      2,237,310  CEDAR SPRINGS CAPITAL COMPANY++                                     5.32        09/25/2006         2,229,480
      3,930,622  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        10/03/2006         3,912,266
      5,853,640  CEDAR SPRINGS CAPITAL COMPANY                                       5.39        11/17/2006         5,787,904

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       188,827  CEDAR SPRINGS CAPITAL COMPANY                                       5.38%       11/20/2006   $       186,623
      4,781,209  CEDAR SPRINGS CAPITAL COMPANY                                       5.37        11/27/2006         4,720,535
      7,861,245  CHEYNE FINANCE LLC++                                                5.37        11/13/2006         7,777,522
     31,444,979  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $31,449,660)         5.36        09/01/2006        31,444,979
        375,139  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                          5.25        09/12/2006           374,538
        314,450  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                          5.23        09/13/2006           313,899
     18,866,987  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                    5.31        09/08/2006        18,847,743
      4,716,747  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.34        10/11/2006         4,689,248
        392,591  CROWN POINT CAPITAL COMPANY++                                       5.48        10/02/2006           390,816
      7,016,161  CULLINAN FINANCE CORPORATION++                                      5.38        09/28/2006         6,988,517
      3,930,622  DEER VALLEY FUNDING LLC                                             5.36        09/11/2006         3,924,884
      7,174,172  DEER VALLEY FUNDING LLC++                                           5.31        09/12/2006         7,162,693
      1,037,684  DEER VALLEY FUNDING LLC++                                           5.27        09/15/2006         1,035,567
      3,930,622  DEER VALLEY FUNDING LLC                                             5.41        11/01/2006         3,895,640
        157,225  FCAR OWNER TRUST SERIES II                                          5.22        10/03/2006           156,491
     12,045,338  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $12,047,132)      5.36        09/01/2006        12,045,338
      7,861,245  FIVE FINANCE INCORPORATED+/- ++                                     5.37        01/25/2007         7,864,704
        260,050  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.21        09/29/2006           258,989
        318,380  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.44        10/30/2006           315,642
        867,253  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.37        11/15/2006           857,765
         94,335  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.47        11/29/2006            93,110
      5,438,252  FOX TROT CDO LIMITED                                                5.36        12/01/2006         5,366,195
      1,888,271  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.53        09/18/2006         1,888,384
      2,515,598  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.41        06/18/2007         2,515,598
      3,659,252  GEORGE STREET FINANCE LLC++                                         5.29        09/15/2006         3,651,787
      7,861,245  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.59        03/30/2007         7,868,477
      1,603,694  HBOS TREASURY SERVICES PLC+/- ++                                    5.58        01/12/2007         1,604,929
        244,642  ICICI BANK LIMITED                                                  5.46        11/15/2006           241,966
        481,423  ICICI BANK LIMITED                                                  5.51        12/01/2006           475,044
      5,502,871  ING USA ANNUITY & LIFE INSURANCE                                    5.40        09/17/2007         5,502,871
        311,934  IRISH LIFE & PERMANENT PLC+/-                                       5.47        12/13/2006           307,258
     20,439,236  JPMORGAN CHASE REPURCHASE AGREEMENT (MATURITY VALUE
                 $20,442,279)                                                        5.36        09/01/2006        20,439,236
     10,062,393  KAUPTHING BANK HF SERIES MTN+/- ++                                  5.39        03/20/2007        10,054,645
      3,930,622  KESTREL FUNDING LLC++                                               5.45        11/06/2006         3,892,810
        501,390  KLIO FUNDING CORPORATION++                                          5.46        10/20/2006           497,805
        265,081  KLIO FUNDING CORPORATION++                                          5.36        11/15/2006           262,181
      2,757,725  KLIO II FUNDING CORPORATION++                                       5.39        10/20/2006         2,738,007
     12,577,991  KLIO III FUNDING CORPORATION                                        5.30        09/18/2006        12,546,798
      1,291,288  KLIO III FUNDING CORPORATION++                                      5.46        10/16/2006         1,282,817
        471,675  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.61        04/20/2007           472,307
     34,316,850  LEXINGTON PARKER CAPITAL CORPORATION++                              5.49        10/05/2006        34,146,639
        455,952  LIBERTY STREET FUNDING CORPORATION++                                5.42        09/25/2006           454,356
         39,306  LIBERTY STREET FUNDING CORPORATION                                  5.44        10/25/2006            38,997
      4,716,747  LIQUID FUNDING LIMITED++                                            5.32        09/21/2006         4,702,974
      4,716,747  LIQUID FUNDING LIMITED                                              5.48        11/30/2006         4,654,863
      5,502,871  LIQUID FUNDING LIMITED+/- ++                                        5.37        12/01/2006         5,502,871
      2,358,373  LIQUID FUNDING LIMITED                                              5.52        12/28/2006         2,317,857
      5,502,871  LIQUID FUNDING LIMITED+/- ++                                        5.35        12/29/2006         5,503,146
        510,981  MERRILL LYNCH  & COMPANY INCORPORATED+/-                            5.61        01/26/2007           511,410
      7,861,245  MORGAN STANLEY+/-                                                   5.38        10/30/2006         7,861,245
     11,005,743  MORGAN STANLEY+/-                                                   5.38        10/10/2006        11,005,743
        157,225  MORGAN STANLEY+/-                                                   5.48        01/19/2007           157,340
      2,417,333  MORGAN STANLEY SERIES EXL+/-                                        5.39        09/14/2007         2,417,792
      4,213,627  NATIONWIDE BUILDING SOCIETY+/- ++                                   5.42        12/11/2006         4,215,776
      2,523,460  NATIONWIDE BUILDING SOCIETY+/- ++                                   5.61        07/20/2007         2,526,917
      1,572,249  NEWPORT FUNDING CORPORATION++                                       5.39        09/26/2006         1,566,510
      3,333,011  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.43        10/23/2006         3,307,746
        157,225  NORTH SEA FUNDING LLC++                                             5.38        10/16/2006           156,193
        314,450  NORTH SEA FUNDING LLC                                               5.25        11/24/2006           310,598
      1,859,184  PERRY GLOBAL FUNDING LIMITED SERIES A++                             5.24        09/05/2006         1,858,106
         65,563  PERRY GLOBAL FUNDING LIMITED SERIES A++                             5.43        09/25/2006            65,333
         43,237  PERRY GLOBAL FUNDING LIMITED SERIES A                               5.50        11/10/2006            42,795
         62,890  PICAROS FUNDING LLC++                                               5.41        11/03/2006            62,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$     7,382,495  RACERS TRUST 2004-6-MM+/- ++                                        5.35%       09/22/2006   $     7,383,676
      3,930,622  ROYAL BANK OF SCOTLAND PLC+/- ++                                    5.41        11/24/2006         3,931,526
        497,617  ROYAL BANK OF SCOTLAND PLC+/-                                       5.41        11/24/2006           497,731
        514,125  ROYAL BANK OF SCOTLAND PLC+/- ++                                    5.50        03/30/2007           514,454
      3,930,622  SEDNA FINANCE INCORPORATED+/- ++                                    5.24        12/08/2006         3,931,055
     24,684,308  SHEFFIELD RECEIVABLES CORPORATION++                                 5.28        09/01/2006        24,684,308
     11,033,257  SLM CORPORATION+/-                                                  5.60        01/25/2007        11,042,304
        804,991  SLM CORPORATION+/-                                                  5.69        07/25/2007           806,891
      3,144,498  SLM CORPORATION+/- ++                                               5.33        09/12/2007         3,145,158
      1,969,556  TANGO FINANCE CORPORATION SERIES MTN+/- ++                          5.36        10/25/2006         1,969,753
      5,639,342  TIERRA ALTA FUNDING I LIMITED                                       5.35        11/01/2006         5,589,152
      5,638,871  TIERRA ALTA FUNDING I LIMITED                                       5.35        11/08/2006         5,582,933
     15,722,489  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51        08/03/2007        15,722,489
      3,021,705  TRAVELERS INSURANCE COMPANY+/-                                      5.40        02/09/2007         3,021,645
      3,930,622  UNICREDITO ITALIANO BANK IRELAND SERIES LIB+/- ++                   5.38        03/09/2007         3,931,173
      1,135,950  VERSAILLES CDS LLC++                                                5.32        09/05/2006         1,135,291
        786,124  VERSAILLES CDS LLC++                                                5.32        09/08/2006           785,323
        235,837  VERSAILLES CDS LLC++                                                5.36        09/22/2006           235,113
      3,930,622  WAL-MART STORES INCORPORATED+/-                                     5.39        03/28/2007         3,930,662
      5,031,197  WHISTLEJACKET CAPITAL LIMITED                                       5.34        10/16/2006         4,998,192
        276,873  WHISTLEJACKET CAPITAL LIMITED++                                     5.36        11/20/2006           273,642
        908,760  WHITE PINE FINANCE LLC++                                            5.30        09/01/2006           908,765

                                                                                                                  534,330,545
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $534,330,545)                                                       534,330,545
                                                                                                              ---------------

SHARES

SHORT-TERM INVESTMENTS - 2.02%
     21,607,670  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     21,607,670
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,607,670)                                                                    21,607,670
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,700,192,451)*                                   157.93%                                              $ 1,690,474,200

OTHER ASSETS AND LIABILITIES, NET                        (57.93)                                                 (620,098,561)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $ 1,070,375,639
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(I)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,607,670.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 76.57%

AMUSEMENT & RECREATION SERVICES - 2.46%
$     1,750,000  PINNACLE ENTERTAINMENT                                             8.25%        03/15/2012   $     1,758,750
      1,685,000  POKAGON GAMING AUTHORITY++                                        10.38         06/15/2014         1,781,888
        642,000  TOWN SPORTS INTERNATIONAL INCORPORATED                             9.63         04/15/2011           675,705
      1,222,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                           10.21         02/01/2014           989,820
      2,950,000  TUNICA-BILOXI GAMING AU++                                          9.00         11/15/2015         3,031,125

                                                                                                                    8,237,288
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.85%
      3,100,000  LEVI STRAUSS & COMPANY<< +/-                                      10.26         04/01/2012         3,200,750
      3,070,000  RIDDELL BELL HOLDINGS INCORPORATED                                 8.38         10/01/2012         3,000,925

                                                                                                                    6,201,675
                                                                                                              ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.50%
        845,000  AUTONATION INCORPORATED+/- ++                                      7.51         04/15/2013           849,225
        845,000  AUTONATION INCORPORATED++                                          7.00         04/15/2014           833,381

                                                                                                                    1,682,606
                                                                                                              ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.87%
        420,000  ASHTEAD CAPITAL INCORPORATED<< ++                                  9.00         08/15/2016           428,400
      2,590,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                        7.75         11/15/2013         2,479,925

                                                                                                                    2,908,325
                                                                                                              ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.74%
      2,415,000  ERICO INTERNATIONAL CORPORATION                                    8.88         03/01/2012         2,475,375
                                                                                                              ---------------

BUSINESS SERVICES - 3.90%
        420,000  AVIS BUDGET CAR RENTAL LLC+/- ++                                   7.91         05/15/2014           410,550
        845,000  AVIS BUDGET CAR RENTAL LLC++                                       7.75         05/15/2016           799,032
      2,215,000  CCM MERGER INCORPORATED++                                          8.00         08/01/2013         2,120,863
        840,000  H&E EQUIPMENT SERVICES INCORPORATED++                              8.38         07/15/2016           852,600
      1,315,000  HERTZ CORPORATION++                                                8.88         01/01/2014         1,364,313
        805,000  HERTZ CORPORATION<< ++                                            10.50         01/01/2016           867,388
      1,680,000  PENHALL INTERNATIONAL CORPORATION<< ++                            12.00         08/01/2014         1,713,600
      2,300,000  RAINBOW NATIONAL SERVICES LLC<< ++(I)                             10.38         09/01/2014         2,561,625
      2,232,000  WATERFORD GAMING LLC++                                             8.63         09/15/2012         2,351,970

                                                                                                                   13,041,941
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 2.88%
      1,690,000  CHEMTURA CORPORATION                                               6.88         06/01/2016         1,635,075
      1,825,000  IMC GLOBAL INCORPORATED                                           10.88         08/01/2013         2,044,000
      1,805,000  NALCO COMPANY                                                      7.75         11/15/2011         1,836,588
      1,640,000  OMNOVA SOLUTIONS INCORPORATED                                     11.25         06/01/2010         1,738,400
      2,235,000  POLYONE CORPORATION                                               10.63         05/15/2010         2,397,038

                                                                                                                    9,651,101
                                                                                                              ---------------

COAL MINING - 0.86%
       2,970,000  ARCH WESTERN FINANCE LLC                                          6.75         07/01/2013         2,866,050
                                                                                                              ---------------

COMMUNICATIONS - 10.66%
      2,280,000  AIRGATE PCS INCORPORATED+/-                                        9.26         10/15/2011         2,331,300
      1,955,000  CCH I LLC                                                         11.00         10/01/2015         1,735,063
      4,885,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                            9.45         12/15/2010         5,007,125
      2,240,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION        10.25         09/15/2010         2,268,000
      1,730,000  CSC HOLDINGS INCORPORATED SERIES B                                 7.63         04/01/2011         1,768,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$     2,990,000  DOBSON CELLULAR SYSTEMS                                            9.88%        11/01/2012   $     3,191,825
      1,680,000  EMBARQ CORPORATION                                                 7.08         06/01/2016         1,714,168
      1,770,000  HORIZON PCS INCORPORATED                                          11.38         07/15/2012         1,995,675
      2,320,000  PAXSON COMMUNICATIONS<< +/- ++                                    11.32         01/15/2013         2,337,400
      4,590,000  QWEST CORPORATION+/-                                               8.58         06/15/2013         4,939,988
      1,450,000  QWEST CORPORATION++                                                7.50         10/01/2014         1,475,375
      3,170,000  QWEST CORPORATION<<                                                7.63         06/15/2015         3,253,213
      1,800,000  RURAL CELLULAR CORPORATION                                         9.88         02/01/2010         1,858,500
        840,000  WINDSTREAM CORPORATION++                                           8.13         08/01/2013           886,200
        840,000  WINDSTREAM CORPORATION++                                           8.63         08/01/2016           888,300

                                                                                                                   35,651,057
                                                                                                              ---------------

EDUCATIONAL SERVICES - 0.62%
      2,110,000  EDUCATION MANAGEMENT LLC++                                        10.25         06/01/2016         2,088,900
                                                                                                              ---------------

ELECTRIC DISTRIBUTION, TRANSMISSION - 0.50%
      1,680,000  MIRANT AMERICAS GENERATION LLC                                     8.30         05/01/2011         1,680,000
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 8.82%
      1,182,000  CLEAN HARBORS INCORPORATED                                        11.25         07/15/2012         1,329,750
      1,690,000  DYNEGY HOLDINGS INCORPORATED++                                     8.38         05/01/2016         1,664,650
      1,680,000  EDISON MISSION ENERGY<< ++                                         7.75         06/15/2016         1,680,000
      1,840,000  EL PASO NATURAL GAS COMPANY SERIES A                               7.63         08/01/2010         1,890,600
      1,680,000  EL PASO PERFORMANCE-LINKED TRUST++                                 7.75         07/15/2011         1,711,500
      1,770,000  INERGY LP/ INERGY FINANCE CORPORATION                              6.88         12/15/2014         1,677,075
      1,820,000  MIDWEST GENERATION LLC                                             8.75         05/01/2034         1,938,300
      1,950,000  MIRANT NORTH AMERICA LLC++                                         7.38         12/31/2013         1,913,438
      1,335,000  NEVADA POWER COMPANY SERIES L                                      5.88         01/15/2015         1,319,644
      2,310,000  NORTHWESTERN CORPORATION                                           5.88         11/01/2014         2,294,170
      3,210,000  NRG ENERGY INCORPORATED                                            7.38         02/01/2016         3,161,850
        950,000  SIERRA PACIFIC RESOURCES                                           8.63         03/15/2014         1,021,164
      4,980,000  SIERRA PACIFIC RESOURCES                                           6.75         08/15/2017         4,903,886
      1,650,000  SOUTHERN NATURAL GAS COMPANY                                       8.88         03/15/2010         1,730,928
        420,000  TRANSCONTINENTAL GAS PIPELINE CORPORATION++                        6.40         04/15/2016           408,975
        840,000  WCA WASTE CORPORATION++                                            9.25         06/15/2014           858,900

                                                                                                                   29,504,830
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.06%
      2,315,000  LUCENT TECHNOLOGIES INCORPORATED                                   6.45         03/15/2029         1,973,538
      1,820,000  MAGNACHIP SEMICONDUCTOR+/-                                         8.58         12/15/2011         1,556,100

                                                                                                                    3,529,638
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.76%
      2,465,000  US ONCOLOGY INCORPORATED                                           9.00         08/15/2012         2,551,275
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.49%
      1,690,000  BALL CORPORATON                                                    6.63         03/15/2018         1,626,625
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.21%
      1,690,000  CONSTELLATION BRANDS INCORPORATED                                  7.25         09/01/2016         1,698,450
      1,285,000  PARMALAT BAKERY SERIES A2++                                        7.00         07/09/2012         1,182,200
      1,285,000  PARMALAT DAIRY SERIES A1++                                         7.00         07/09/2010         1,182,200

                                                                                                                    4,062,850
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.29%
      2,405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                          8.50         01/15/2013         2,350,888

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
GENERAL MERCHANDISE STORES (continued)
$     1,855,000  NEIMAN MARCUS GROUP INCORPORATED<<                                 9.00%        10/15/2015   $     1,970,938

                                                                                                                    4,321,826
                                                                                                              ---------------

HEALTH SERVICES - 0.63%
      2,065,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                            7.88         02/01/2008         2,106,300
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.64%
      1,250,000  SUNGARD DATA SYSTEMS INCORPORATED                                  9.13         08/15/2013         1,290,625
        820,000  SUNGARD DATA SYSTEMS INCORPORATED                                 10.25         08/15/2015           837,425

                                                                                                                    2,128,050
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.39%
      2,205,000  BOYD GAMING CORPORATION                                            7.13         02/01/2016         2,097,506
        420,000  STATION CASINOS INCORPORATED                                       7.75         08/15/2016           433,125
      2,110,000  TURNING STONE CASINO RESORT ENTERPRISE<< ++                        9.13         12/15/2010         2,120,550

                                                                                                                    4,651,181
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.50%
      1,690,000  CASE NEW HOLLAND INCORPORATED++                                    7.13         03/01/2014         1,673,100
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
      MEDICAL & OPTICAL GOODS - 1.64%
      2,070,000  XEROX CAPITAL TRUST I<<                                            8.00         02/01/2027         2,124,338
      2,535,000  XEROX CORPORATION                                                  6.40         03/15/2016         2,509,893
        845,000  XEROX CORPORATION                                                  6.75         02/01/2017           847,113

                                                                                                                    5,481,344
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.66%
      1,210,000  CLARKE AMERICAN CORPORATION                                       11.75         12/15/2013         1,264,450
      4,850,000  GENTEK INCORPORATED^^(A)                                          11.00         08/01/2009                 0
      1,705,000  JACUZZI BRANDS INCORPORATED                                        9.63         07/01/2010         1,807,300
        840,000  RBS GLOBAL & REXNORD CORPORATION++                                 9.50         08/01/2014           844,200
      1,610,000  SAMSONITE CORPORATION                                              8.88         06/01/2011         1,654,275

                                                                                                                    5,570,225
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.97%
      1,852,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                        10.75         05/15/2011         2,000,160
      1,225,000  RITE AID CORPORATION                                               8.13         05/01/2010         1,229,594

                                                                                                                    3,229,754
                                                                                                              ---------------

MOTION PICTURES - 0.71%
      2,330,000  AMC ENTERTAINMENT INCORPORATED SERIES B                            8.63         08/15/2012         2,388,250
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.19%
      1,777,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                  9.50         02/15/2015         1,936,930
        695,000  FORD MOTOR CREDIT COMPANY                                          5.63         10/01/2008           670,291
      2,085,000  FORD MOTOR CREDIT COMPANY<<                                        9.88         08/10/2011         2,178,412
      1,265,000  FORD MOTOR CREDIT COMPANY+/-                                       9.96         04/15/2012         1,337,307
      4,250,000  FORD MOTOR CREDIT COMPANY                                          7.00         10/01/2013         3,966,517
      3,385,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                            6.15         04/05/2007         3,374,855
      2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION                              7.75         01/19/2010         2,134,551
      2,675,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                            6.75         12/01/2014         2,564,488
      2,535,000  RESIDENTIAL CAPITAL CORPORATION+/- ++                              7.34         04/17/2009         2,546,278

                                                                                                                   20,709,629
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS - 0.46%
$     1,580,000  HILCORP ENERGY++                                                   7.75%        11/01/2015   $     1,552,350
                                                                                                              ---------------

OIL & GAS EXTRACTION - 6.03%
      1,690,000  BASIC ENERGY SERVICES INCORPORATED++                               7.13         04/15/2016         1,618,175
      1,620,000  CHAPARRAL ENERGY INCORPORATED++                                    8.50         12/01/2015         1,632,150
      3,450,000  CHESAPEAKE ENERGY CORPORATION                                      6.38         06/15/2015         3,277,500
      1,770,000  CHESAPEAKE ENERGY CORPORATION                                      6.25         01/15/2018         1,632,825
      1,690,000  ENCORE ACQUISITION COMPANY<<                                       6.00         07/15/2015         1,567,475
      1,685,000  HANOVER COMPRESSOR COMPANY                                         7.50         04/15/2013         1,680,788
      2,265,000  PARKER DRILLING COMPANY<< +/-                                      9.98         09/01/2010         2,307,469
      1,815,000  PRIDE INTERNATIONAL INCORPORATED                                   7.38         07/15/2014         1,846,763
      1,540,000  VENOCO INCORPORATED                                                8.75         12/15/2011         1,501,500
      3,150,000  WHITING PETROLEUM CORPORATION<<                                    7.00         02/01/2014         3,102,750

                                                                                                                   20,167,395
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 4.17%
      1,485,000  APPLETON PAPERS INCORPORATED                                       8.13         06/15/2011         1,470,150
      1,615,000  APPLETON PAPERS INCORPORATED SERIES B                              9.75         06/15/2014         1,594,813
      1,955,000  BOISE CASCADE LLC<< +/-                                            8.38         10/15/2012         1,964,775
      2,120,000  BOWATER INCORPORATED+/-                                            7.91         03/15/2010         2,141,200
      1,690,000  P.H. GLATFELTER COMPANY++                                          7.13         05/01/2016         1,665,982
      1,765,000  PLAYTEX PRODUCTS INCORPORATED                                      8.00         03/01/2011         1,835,600
      1,700,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                   8.38         07/01/2012         1,619,250
      1,685,000  VERSO PAPER HOLDINGS LLC<< ++                                      9.13         08/01/2014         1,676,575

                                                                                                                   13,968,345
                                                                                                              ---------------

PERSONAL SERVICES - 0.68%
      2,155,000  ALDERWOODS GROUP INCORPORATED                                      7.75         09/15/2012         2,284,300
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 1.59%
      2,070,000  AK STEEL CORPORATION<<                                             7.88         02/15/2009         2,057,063
      1,165,000  AK STEEL CORPORATION                                               7.75         06/15/2012         1,135,875
      2,000,000  GENERAL CABLE CORPORATION                                          9.50         11/15/2010         2,140,000

                                                                                                                    5,332,938
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.95%
        420,000  AMERICAN GREEETINGS CORPORATION                                    7.38         06/01/2016           422,625
      1,700,000  DEX MEDIA INCORPORATED                                             8.00         11/15/2013         1,691,500
      1,055,000  HOUGHTON MIFFLIN COMPANY                                           7.20         03/15/2011         1,060,275
      3,000,000  HOUGHTON MIFFLIN COMPANY^ <<                                      10.46         10/15/2013         2,512,500
      1,685,000  NIELSEN FINANCE LLC/FINANCE COMPANY++                             10.00         08/01/2014         1,725,019
      2,530,000  NIELSEN FINANCE LLC/FINANCE COMPANY^ << ++                        12.04         08/01/2016         1,448,425
      2,290,000  PRIMEDIA INCORPORATED+/-                                          10.78         05/15/2010         2,358,700
      1,900,000  UCAR FINANCE INCORPORATED                                         10.25         02/15/2012         1,995,000

                                                                                                                   13,214,044
                                                                                                              ---------------

REAL ESTATE - 0.59%
      1,843,000  CB RICHARD ELLIS SERVICES INCORPORATED                             9.75         05/15/2010         1,967,403
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.63%
      2,110,000  ROUSE COMPANY LP++                                                 6.75         05/01/2013         2,100,729
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.69%
      2,225,000  E*TRADE FINANCIAL CORPORATION                                      8.00         06/15/2011         2,308,438
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.89%
      2,820,000  BWAY CORPORATION                                                  10.00         10/15/2010         2,961,000
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
TEXTILE MILL PRODUCTS - 1.28%
$     2,190,000  INTERFACE INCORPORATED<<                                           9.50%        02/01/2014   $     2,250,225
      2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                    8.88         09/15/2013         2,032,150

                                                                                                                    4,282,375
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.99%
      2,430,000  FORD MOTOR COMPANY<<                                               7.45         07/16/2031         1,907,550
      1,680,000  GENERAL MOTORS CORPORATION<<                                       8.38         07/15/2033         1,407,000

                                                                                                                    3,314,550
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.57%
      1,765,000  NEFF RENTAL CORPORATION<< ++                                      11.25         06/15/2012         1,897,375
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.25%
        840,000  INTERLINE BRANDS INCORPORATED                                      8.13         06/15/2014           846,285
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $255,207,933)                                                                 256,216,722
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 5.98%
      2,405,000  INEOS GROUP HOLDINGS PLC<< ++                                      8.50         02/15/2016         2,284,750
      2,525,000  INTELSAT BERMUDA LIMITED++                                         9.25         06/15/2016         2,626,000
      1,685,000  INTELSAT BERMUDA LIMITED++                                        11.25         06/15/2016         1,746,081
      2,700,000  IPSCO INCORPORATED                                                 8.75         06/01/2013         2,882,250
      1,463,000  ISPAT INLAND ULC                                                   9.75         04/01/2014         1,644,412
      1,830,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                8.88         05/01/2016         1,903,200
      1,765,000  NOVELIS INCORPORATED++                                             7.25         02/15/2015         1,676,750
        425,000  QUEBECOR WORLD CAPITAL CORPORATION++                               8.75         03/15/2016           399,500
      2,350,000  ROGERS CABLE INCORPORATED                                          6.75         03/15/2015         2,332,375
      1,630,000  ROGERS WIRELESS INCORPORATED+/-                                    8.45         12/15/2010         1,672,788
        850,000  ROGERS WIRELESS INCORPORATED<<                                     6.38         03/01/2014           833,000

TOTAL FOREIGN CORPORATE BONDS@ (COST $19,764,792)                                                                  20,001,106
                                                                                                              ---------------

TERM LOANS - 6.98%
      2,500,000  ALLIED WASTE NORTH AMERICA TERM LOAN+/-                            7.05         01/15/2012         2,492,350
      1,500,000  CROWN CASTLE TERM LOAN+/-                                          7.65         06/01/2014         1,507,875
      1,990,000  GEORGIA PACIFIC CORPORATION 1ST TERM LOAN B+/-                     7.02         12/20/2012         1,991,493
      3,230,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                      7.95         04/08/2010         3,253,418
      1,428,571  GRAHAM PACKAGING COMPANY TERM LOAN C+/-                            9.75         03/15/2012         1,442,857
      2,000,000  HEALTHSOUTH CORPORATION SENIOR SECURED TERM LOAN+/-                8.52         03/10/2013         2,005,500
      1,000,000  JG WENTWORTH LLC TERM LOAN+/-                                      9.01         04/06/2011         1,008,750
      1,000,000  KOCH FORREST PRODUCTS 2ND LIEN TERM LOAN C+/-                      7.98         12/23/2013         1,008,270
        867,499  MIDWEST GENERATION LLC TERM LOAN+/-                                6.85         04/05/2011           871,299
      2,843,850  REGAL CINEMAS CORPORATION TERM LOAN B+/-                           7.23         10/19/2010         2,832,133
      1,870,250  REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+/-                 11.49         07/31/2010         1,921,682
      1,000,000  REXNORD CORPORATION TERM LOAN+/-                                   8.06         06/13/2013         1,002,500
      2,000,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                        7.52         04/24/2012         2,007,180

TOTAL TERM LOANS (COST $23,256,581)                                                                                23,345,307
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 15.22%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.49%
        858,277  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      858,277
        779,728  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               779,728

                                                                                                                    1,638,005
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 14.73%
$       145,890  ALLIANCE & LEICESTER PLC                                           5.49%        10/25/2006   $       144,742
        206,578  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36         09/14/2007           206,682
        573,828  AQUIFER FUNDING LIMITED                                            5.35         09/06/2006           573,410
         22,953  AQUINAS FUNDING LLC++                                              5.38         12/11/2006            22,616
        573,828  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.30         10/20/2006           573,828
        573,828  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31         12/22/2006           573,828
      1,147,657  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.37         11/03/2006         1,147,657
        573,828  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.30         04/25/2007           573,840
        630,775  ATOMIUM FUNDING CORPORATION++                                      5.40         11/03/2006           624,978
        573,828  BANCO SANTANDER TOTTA LN+/- ++                                     5.33         07/16/2011           573,783
        573,828  BANK OF AMERICA NA+/-                                              5.36         06/19/2007           573,863
        378,727  BANK ONE NA ILLINOIS+/-                                            5.55         01/12/2007           378,897
        688,594  BEAR STEARNS & COMPANY+/-                                          5.37         10/04/2006           688,594
        137,719  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.66         01/16/2007           137,829
      1,721,485  BHP BILLITON FINANCE USA LIMITED                                   5.30         09/15/2006         1,717,973
        263,755  BUCKINGHAM CDO LLC++                                               5.29         09/18/2006           263,100
        573,989  BUCKINGHAM II CDO LLC                                              5.30         09/18/2006           572,566
        826,313  BUCKINGHAM II CDO LLC                                              5.30         09/19/2006           824,140
        573,828  BUCKINGHAM III CDO LLC                                             5.35         10/27/2006           569,140
        192,806  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         09/01/2006           192,806
        527,922  CAIRN HIGH GRADE FUNDING I LLC                                     5.36         09/05/2006           527,616
        688,594  CAIRN HIGH GRADE FUNDING I LLC                                     5.30         09/14/2006           687,286
      1,045,997  CEDAR SPRINGS CAPITAL COMPANY LLC                                  5.30         09/15/2006         1,043,864
      1,147,657  CHEYNE FINANCE LLC++                                               5.34         10/12/2006         1,140,794
      1,147,657  CHEYNE FINANCE LLC                                                 5.32         10/13/2006         1,140,633
        573,828  CHEYNE FINANCE LLC+/- ++                                           5.47         07/16/2007           573,857
        780,407  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/- ++                   5.30         09/13/2007           780,407
        760,897  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                   5.31         09/08/2006           760,120
        689,283  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.34         10/11/2006           685,264
         90,619  CULLINAN FINANCE CORPORATION++                                     5.41         09/13/2006            90,460
         75,585  CULLINAN FINANCE CORPORATION                                       5.38         09/22/2006            75,353
         18,363  CULLINAN FINANCE CORPORATION++                                     5.37         10/23/2006            18,223
        573,828  CULLINAN FINANCE CORPORATION+/- ++                                 5.37         11/15/2006           573,909
      1,147,657  CULLINAN FINANCE CORPORATION+/- ++                                 5.29         06/25/2007         1,147,542
        776,895  DEER VALLEY FUNDING LLC                                            5.32         09/25/2006           774,176
         22,953  EDISON ASSET SECURITIZATION LLC                                    5.46         12/11/2006            22,616
      5,127,452  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $5,128,215)      5.36         09/01/2006         5,127,452
        527,922  FIVE FINANCE INCORPORATED++                                        5.31         09/15/2006           526,845
         50,497  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.53         10/27/2006            50,084
         28,691  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.48         11/06/2006            28,415
        336,791  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.36         11/15/2006           333,107
         28,691  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.51         11/27/2006            28,327
        479,147  GOLDMAN SACHS GROUP INCORPORATED+/-                                5.66         10/27/2006           479,353
        329,378  GOLDMAN SACHS GROUP INCORPORATED+/-                                5.59         03/30/2007           329,681
         68,859  GRAMPIAN FUNDING LIMITED++                                         5.25         10/02/2006            68,548
         45,906  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                       5.42         05/15/2007            45,923
         80,336  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007            80,398
      1,836,251  HOME DEPOT                                                         5.29         09/01/2006         1,836,251
        321,918  HSBC BANK USA+/-                                                   5.34         12/14/2006           321,982
        803,360  IBM CORPORATION+/-                                                 5.49         06/28/2007           803,842
         57,819  ING AMERICA INSURANCE HOLDINGS INCORPORATED                        5.35         10/10/2006            57,490
      1,491,954  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007         1,491,954
        573,828  INTESA BANK IRELAND PLC+/- ++                                      5.32         09/25/2007           573,737
        280,028  K2 USA LLC                                                         5.37         11/10/2006           277,169
        344,297  KAUPTHING BANK HF+/- ++                                            5.39         03/20/2007           344,032
        212,087  KLIO FUNDING CORPORATION++                                         5.41         11/03/2006           210,138
         45,493  KLIO III FUNDING CORPORATION                                       5.24         09/01/2006            45,493
        400,877  KLIO III FUNDING CORPORATION++                                     5.43         10/20/2006           398,010
         45,906  LIBERTY STREET FUNDING CORPORATION                                 5.36         11/15/2006            45,404
         45,906  LINKS FINANCE LLC SERIES MTN1+/- ++                                5.29         09/12/2006            45,906
        344,297  LIQUID FUNDING LIMITED+/- ++                                       5.37         12/01/2006           344,297
        229,531  LIQUID FUNDING LIMITED++                                           5.39         12/07/2006           226,290
        344,297  LIQUID FUNDING LIMITED                                             5.52         12/28/2006           338,382

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       137,719  LIQUID FUNDING LIMITED SERIES MTN+/- ++                            5.32%        02/20/2007   $       137,741
        229,531  MBIA GLOBAL FUNDING LLC+/- ++                                      5.32         02/20/2007           229,543
      1,153,395  MERRILL LYNCH & COMPANY SERIES MTN+/-                              5.66         10/27/2006         1,153,833
        688,594  MORGAN STANLEY+/-                                                  5.38         10/10/2006           688,594
        129,685  MORGAN STANLEY+/-                                                  5.50         11/09/2006           129,718
        137,030  MORGAN STANLEY+/-                                                  5.55         11/24/2006           137,092
        386,187  MORGAN STANLEY+/-                                                  5.64         01/12/2007           386,441
        573,828  MORGAN STANLEY+/-                                                  5.61         07/27/2007           574,551
        106,158  MORGAN STANLEY SERIES EXL+/-                                       5.39         09/14/2007           106,178
        126,242  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.42         12/11/2006           126,307
        411,205  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007           411,769
        971,446  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.30         09/01/2006           971,446
         24,583  NORTH SEA FUNDING LLC                                              5.44         10/23/2006            24,396
        359,561  NORTH SEA FUNDING LLC                                              5.35         11/09/2006           355,944
      1,147,657  NORTHERN ROCK PLC+/- ++                                            5.41         02/04/2011         1,147,737
        344,297  PARAGON MORTGAGES PLC+/-                                           5.31         09/15/2006           344,297
          8,125  PERRY GLOBAL FUNDING LIMITED SERIES A                              5.45         09/21/2006             8,102
         92,845  RACERS TRUST 2004-6-MM+/- ++                                       5.35         09/22/2006            92,860
      2,524,845  SHEFFIELD RECEIVABLES CORPORATION                                  5.28         09/01/2006         2,524,845
        459,063  SLM CORPORATION+/- ++                                              5.33         09/12/2007           459,159
        390,203  STANFIELD VICTORIA FUNDING LLC                                     5.42         11/27/2006           385,252
        265,407  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.36         10/25/2006           265,434
        132,692  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007           132,689
        573,828  UNICREDITO ITALIANO+/- ++                                          5.34         06/15/2007           573,811
        573,828  UNICREDITO ITALIANO SERIES LIB+/- ++                               5.38         03/09/2007           573,909
        757,454  UNITEDHEALTH GROUP INCORPORATED                                    5.44         10/31/2006           750,826
        114,766  VERSAILLES CDS LLC                                                 5.37         09/05/2006           114,699
         59,908  WHISTLEJACKET CAPITAL LIMITED                                      5.38         09/11/2006            59,820
        576,284  WHITE PINE FINANCE LLC                                             5.36         09/08/2006           575,697
        401,634  WHITE PINE FINANCE LLC                                             5.34         10/16/2006           398,999

                                                                                                                   49,276,591
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $50,914,596)                                                         50,914,596
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 8.49%
     28,410,688  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     28,410,688
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $28,410,688)                                                                    28,410,688
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $377,554,590)*                                     113.24%                                              $   378,888,419

OTHER ASSETS AND LIABILITIES, NET                        (13.24)                                                  (44,295,271)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   334,593,148
                                                         ------                                               ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $28,410,688.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 3.26%
$     3,000,000  FHLB<<                                                              5.50%       02/21/2008   $     2,997,408
      4,700,000  FHLB<<                                                              5.50        08/15/2008         4,703,299
      3,000,000  FHLMC<<                                                             5.50        12/19/2007         3,001,302
        305,000  FHLMC<<                                                             5.25        07/18/2011           307,739
      3,000,000  FNMA<<                                                              5.38        04/03/2008         2,995,125
        485,000  FNMA<<                                                              3.88        11/17/2008           472,259
        350,000  FNMA<<                                                              6.63        09/15/2009           365,733


TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,845,676)                                                           14,842,865
                                                                                                              ---------------

AGENCY SECURITIES - 8.26%

FEDERAL HOME LOAN BANK - 0.04%
        200,000  FHLB                                                                3.38        10/05/2007           196,081
                                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.36%
          3,756  FHLMC #160089                                                      10.75        09/01/2009             3,960
         14,824  FHLMC #170151                                                      10.50        01/01/2016            16,318
          4,598  FHLMC #183254                                                       9.50        03/01/2011             4,849
         11,211  FHLMC #185784                                                      10.75        11/01/2010            11,624
         28,387  FHLMC #1B0123+/-                                                    5.91        09/01/2031            28,529
         50,251  FHLMC #1B0128+/-                                                    6.18        09/01/2031            50,400
         41,527  FHLMC #255531                                                      10.25        07/01/2009            42,874
         12,794  FHLMC #259511                                                      11.25        11/01/2009            13,683
          4,580  FHLMC #360016                                                      10.50        11/01/2017             5,148
          3,848  FHLMC #360056                                                      10.50        02/01/2019             4,352
          2,428  FHLMC #360057                                                      10.50        03/01/2019             2,733
          2,922  FHLMC #360059                                                      10.50        04/01/2019             3,298
          1,570  FHLMC #360061                                                      10.50        05/01/2019             1,773
         35,474  FHLMC #360063                                                      10.50        06/01/2019            39,898
          4,106  FHLMC #360065                                                      10.50        07/01/2019             4,631
        941,057  FHLMC #555316                                                       9.00        06/01/2019         1,004,605
        699,032  FHLMC #555408                                                      10.50        08/01/2018           785,417
        778,619  FHLMC #555500                                                       8.50        09/01/2017           823,996
      1,046,424  FHLMC #555514                                                       9.00        10/01/2019         1,149,112
         55,207  FHLMC #786823+/-                                                    7.04        07/01/2029            55,831
        627,304  FHLMC #789272<< +/-                                                 5.71        04/01/2032           642,987
        504,796  FHLMC #865496+/-                                                    5.54        05/01/2026           507,364
        687,373  FHLMC #A01734<<                                                     9.00        08/01/2018           736,640
      1,203,338  FHLMC #G01126<<                                                     9.50        12/01/2022         1,304,991
        224,212  FHLMC #G10747                                                       7.50        10/01/2012           230,704
        871,892  FHLMC #G11150<<                                                     7.50        12/01/2011           886,965
         67,377  FHLMC #G11345<<                                                     7.50        12/01/2011            68,816
        106,808  FHLMC #G11391                                                       7.50        06/01/2012           109,801
        217,903  FHLMC #G90023                                                       7.00        11/17/2013           222,478
      2,000,000  FHLMC SERIES MTN<<                                                  2.75        10/06/2006         1,994,816

                                                                                                                   10,758,593
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.49%
          6,095  FNMA #100001                                                        9.00        02/15/2020             6,643
      2,111,469  FNMA #100042<<                                                     11.00        10/15/2020         2,320,190
        524,981  FNMA #100202                                                        9.50        02/15/2011           546,923
        210,905  FNMA #100255                                                        8.33        07/15/2020           228,888
        805,250  FNMA #190075                                                        8.50        02/01/2023           845,750
        474,321  FNMA #302507                                                        9.00        11/01/2024           516,740
         98,305  FNMA #313617                                                        8.00        09/01/2023           103,066
      1,364,929  FNMA #323582<<                                                      8.00        04/01/2017         1,427,473
        145,536  FNMA #392645                                                        8.00        12/01/2013           146,153
        721,893  FNMA #426828                                                        8.00        09/01/2019           760,877
        499,855  FNMA #426832                                                        8.50        07/01/2018           534,865
      1,207,546  FNMA #545131<<                                                      8.00        03/01/2013         1,224,650

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       242,439  FNMA #545157                                                        8.50%       11/01/2012   $       248,027
        652,797  FNMA #545460<< +/-                                                  5.80        11/01/2031           673,737
      2,183,778  FNMA #598559<<                                                      6.50        08/01/2031         2,244,787
        323,369  FNMA #70801                                                        12.00        03/01/2017           358,782
      3,232,330  FNMA #712107<<                                                      6.00        03/01/2033         3,248,905
      5,000,000  FNMA SERIES 1<<                                                     3.00        11/09/2006         4,977,375

                                                                                                                   20,413,831
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.36%
        134,476  GNMA #780029                                                        9.00        11/15/2024           144,741
      2,809,714  GNMA #780110                                                       12.50        04/15/2019         3,195,855
         52,008  GNMA #780134                                                        8.50        05/15/2010            52,048
        449,721  GNMA #780267                                                        9.00        11/15/2017           485,463
        194,737  GNMA #780288                                                        8.00        12/15/2023           208,629
         41,719  GNMA #780333                                                        8.00        12/15/2008            41,949
         82,172  GNMA #780434                                                        7.50        12/15/2007            82,071
      1,760,178  GNMA #781311<<                                                      7.50        02/15/2013         1,799,414
        150,251  GNMA #781540<<                                                      7.00        05/15/2013           153,965
         19,931  GNMA #927                                                          10.00        02/20/2018            22,263

                                                                                                                    6,186,398
                                                                                                              ---------------

SMALL BUSINESS ADMINISTRATION - 0.01%
        922,037  SBA #0191++(C) (I)                                                  3.56        07/30/2018            26,220
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $38,244,022)                                                                         37,581,123
                                                                                                              ---------------

ASSET BACKED SECURITIES - 9.61%
      5,000,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                      6.00        10/25/2033         5,028,146
      3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                  5.65        03/15/2012         3,921,990
        499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-              5.97        03/25/2034           502,167
      2,500,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                 5.92        05/25/2033         2,511,173
      5,876,179  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-
                 (C)(I)                                                              0.54        07/15/2027             3,673
      2,871,251  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                 A(I)                                                                7.23        07/16/2028               897
      1,482,266  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-         5.57        05/15/2028         1,482,802
        651,689  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-         5.62        02/15/2034           653,617
      1,890,239  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-        5.63        12/15/2033         1,895,618
     43,152,142  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(A) (C) (I)        0.83        09/29/2031           992,499
      1,304,777  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-            6.07        09/25/2033         1,308,804
      2,433,510  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                           4.32        05/15/2008         2,426,817
      3,626,663  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                   5.44        08/25/2035         3,624,971
      3,000,000  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                   6.02        02/25/2034         3,012,017
        389,097  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                        5.79        03/25/2032           389,205
        500,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                 CLASS MII1+/-                                                       5.95        10/25/2033           501,220
      4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                 M1+/-                                                               6.07        10/25/2033         4,012,637
      4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                 M1+/-                                                               6.75        04/25/2033         4,003,378
        636,650  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                 5.80        12/25/2034           640,006
      4,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/- ++      5.78        01/23/2011         4,000,379
      2,800,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/- ++      5.71        06/23/2012         2,800,000

TOTAL ASSET BACKED SECURITIES (COST $47,378,845)                                                                   43,712,016
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.48%
        701,531  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1           7.10        08/13/2029           706,728
     37,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2001-PB1 CLASS XP+/- ++ (C)                                         1.78        05/11/2035         2,045,301
        573,889  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-      7.03        10/20/2032           581,313
      2,577,028  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-      5.25        12/25/2035         2,551,655
        877,729  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                 CLASS AA+/-                                                         5.65        12/25/2034           880,265
        435,904  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1              6.00        02/25/2017           439,305

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     1,310,452  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                              6.19%       06/19/2031   $     1,307,030
        522,940  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                                7.34        09/25/2034           529,608
      1,584,344  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-               5.62        03/20/2036         1,577,496
     43,014,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK6 CLASS ACP+/- (C)                                           0.93        08/15/2036           848,249
        206,699  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A       7.45        06/10/2033           206,441
        715,297  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                   8.45        09/20/2019           714,251
        270,696  FHLMC SERIES 2198 CLASS SC+/-                                       9.00        06/15/2028           286,339
        874,630  FHLMC SERIES 3049 CLASS G<<                                         5.50        05/15/2034           872,626
      1,392,008  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6       9.50        02/25/2042         1,484,842
         80,090  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                              5.29        07/25/2043            83,590
      2,952,157  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 2A1+/-                                                              5.59        10/25/2043         2,976,980
        280,529  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                          9.50        11/25/2031           296,831
      2,072,206  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                         9.50        05/25/2042         2,208,088
        634,013  FNMA SERIES 1989-29 CLASS Z                                        10.00        06/25/2019           681,532
        436,360  FNMA SERIES 1989-63 CLASS Z                                         9.40        10/25/2019           462,255
      2,594,173  FNMA SERIES 2003-W19 CLASS 1A4                                      4.78        11/25/2033         2,565,427
        886,339  FNMA SERIES G95-2 CLASS IO+/- (C) (I)                              10.00        05/25/2020           259,808
        287,584  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         7.69        06/25/2033           289,263
      4,071,244  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                          5.57        08/25/2042         4,158,771
        392,647  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                         9.48        10/25/2042           420,214
      1,767,103  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                            4.75        12/25/2042         1,753,539
    100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                 CLASS X2+/- ++ (C)                                                  0.95        05/15/2033         1,514,640
     75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                 CLASS X2+/- ++ (C)                                                  1.33        08/11/2033         1,619,813
     67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2001-C2 CLASS X2+/- ++ (C)                                          0.95        04/15/2034           951,419
        364,829  GOLDEN NATIONAL MORTGAGE ASSET-BACKED CERTIFICATES SERIES
                 1998-GN1 CLASS M2(I)                                                8.02        02/25/2027           363,231
      6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2002-C1 CLASS XPB+/- ++ (C)                                         1.99        01/11/2035           134,105
      1,559,953  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2004-GG1 CLASS A2                                                   3.84        06/10/2036         1,543,769
      1,079,219  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                   8.00        09/19/2027         1,131,202
      3,646,395  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/- ++             5.72        06/25/2034         3,664,007
      2,761,901  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/- ++             5.56        06/25/2034         2,845,731
      1,817,603  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/- ++          5.67        01/25/2036         1,816,644
      3,000,000  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 SERIES 1AF1+/- ++         5.73        04/25/2036         2,997,656
        850,215  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                  6.99        04/25/2032           851,555
     11,642,343  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-
                 (C)                                                                 0.80        01/25/2035           105,509
     81,172,254  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-
                 (C)                                                                 0.80        11/25/2034           684,891
    125,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIB2 CLASS X2+/- ++ (C)                                 1.00        04/15/2035         2,167,438
      2,975,973  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                 4.91        04/25/2035         2,939,648
      2,921,736  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.13        06/25/2035         2,897,196
      2,697,365  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37        08/25/2035         2,675,704
      2,603,939  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                 1A1+/- ++                                                           4.96        09/28/2044         2,565,688
         53,503  MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS
                 4A1+/-                                                              6.16        10/25/2032            53,288
     66,307,086  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/- ++ (C)          0.92        11/15/2031         1,209,209
        933,896  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-     5.44        05/25/2035           934,120
      4,416,524  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-    5.15        02/25/2035         4,409,251
      6,224,426  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/- ++                 6.77        09/10/2035         6,333,279
        959,014  RURAL HOUSING TRUST 1987-1 SERIES 3 CLASS C                         7.33        04/01/2026           957,348
        168,094  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A^      1.84        10/23/2017           151,589
      3,713,769  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                 A+/- ++                                                             8.52        07/15/2027         3,743,287
        146,769  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A CLASS
                 3A+/-                                                               5.46        05/25/2032           146,073
         18,696  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                 CLASS BO^ (I)                                                       0.56        06/25/2023            17,817
        171,588  USGI FHA PROJECT LOAN                                               7.44        11/24/2019           171,588
        818,668  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-         4.82        10/25/2032           812,298
      1,041,713  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-         4.38        12/25/2032         1,027,460

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     2,915,994  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-          3.07%       08/25/2033   $     2,868,566
        472,908  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/- (I)          6.83        08/25/2032           470,947
        472,908  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/- (I)          6.83        08/25/2032           470,947
        148,501  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/- (I)       6.66        12/28/2037           148,501

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $87,940,890)                                                       88,583,161
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 44.18%

AMUSEMENT & RECREATION SERVICES - 0.38%
        319,452  DISNEY CRAVE CUSTOM REPACKAGED++ (I)                                7.20        01/10/2007           319,797
      1,400,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/- ++                6.52        12/01/2010         1,399,342

                                                                                                                    1,719,139
                                                                                                              ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.65%
      3,000,000  CENTEX CORPORATION                                                  4.88        08/15/2008         2,956,209
                                                                                                              ---------------

BUSINESS SERVICES - 0.75%
        744,000  BEAVER VALLEY II FUNDING CORPORATION                                8.63        06/01/2007           757,690
      2,700,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF              4.50        09/01/2008         2,657,821

                                                                                                                    3,415,511
                                                                                                              ---------------

COMMUNICATIONS - 5.62%
      1,250,000  AIRGATE PCS INCORPORATED+/-                                         9.26        10/15/2011         1,278,125
      3,000,000  AMFM INCORPORATED                                                   8.00        11/01/2008         3,137,715
      2,350,000  AT&T INCORPORATED<<                                                 4.13        09/15/2009         2,268,131
      1,800,000  CLEAR CHANNEL COMMUNICATIONS                                        3.13        02/01/2007         1,781,775
      1,750,000  QWEST CORPORATION<< +/-                                             8.58        06/15/2013         1,883,438
      3,500,000  SPRINT CAPITAL CORPORATION                                          6.13        11/15/2008         3,546,480
        500,000  TIME WARNER COMPANY INCORPORATED                                    7.48        01/15/2008           512,810
      5,100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                7.25        09/01/2008         5,265,806
      2,910,000  UNIVISION COMMUNICATIONS INCORPORATED                               2.88        10/15/2006         2,899,419
      1,935,000  VERIZON GLOBAL FUNDING CORPORATION                                  4.00        01/15/2008         1,900,389
        800,000  VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                       7.60        03/15/2007           808,563
        300,000  VERIZON WIRELESS CAPITAL LLC                                        5.38        12/15/2006           299,886

                                                                                                                   25,582,537
                                                                                                              ---------------

COMPUTER HARDWARE - 0.84%
      3,900,000  IBM CORPORATION SERIES MTN                                          3.80        02/01/2008         3,819,426
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 5.97%
      3,800,000  BANK OF AMERICA CORPORATION<<                                       5.25        02/01/2007         3,796,268
      6,090,000  BANK ONE NA                                                         6.25        02/15/2008         6,167,995
      5,000,000  HUNTINGTON CAPITAL TRUST I+/-                                       6.19        02/01/2027         4,830,135
      2,000,000  INDEPENDENCE COMMUNITY BANK CORPORATION+/-                          3.50        06/20/2013         1,933,502
      1,500,000  M&T BANK CORPORATION+/- ++                                          3.85        04/01/2013         1,467,764
      5,000,000  STAR BANC CAPITAL TRUST I+/-                                        6.09        06/15/2027         4,944,855
      2,000,000  WACHOVIA CORPORATION+/-                                             5.45        03/15/2011         2,001,854
      2,000,000  WASHINGTON MUTUAL BANK SERIES BKNT+/-                               5.81        05/20/2013         2,000,106

                                                                                                                   27,142,479
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.15%
      2,000,000  AMEREN CORPORATION                                                  4.26        05/15/2007         1,983,310
      4,500,000  ENTERGY GULF STATES INCORPORATED                                    5.12        08/01/2010         4,386,330
      2,000,000  FAR WEST WATER & SEWER INCORPORATED++                               7.63        06/28/2007         1,998,000
      1,870,000  IPALCO ENTERPRISES INCORPORATED                                     8.38        11/14/2008         1,930,775
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     3,920,000  WASTE MANAGEMENT INCORPORATED                                       6.50%       11/15/2008   $     4,017,792

                                                                                                                   14,316,207
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
      EXCEPT COMPUTER EQUIPMENT - 0.45%
      2,000,000  AMETEK INCORPORATED                                                 7.20        07/15/2008         2,044,116
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 2.11%
      4,700,000  GENERAL MILLS INCORPORATED                                          3.88        11/30/2007         4,599,364
      3,250,000  HJ HEINZ COMPANY++                                                  6.43        12/01/2008         3,311,620
      1,700,000  KRAFT FOODS INCORPORATED                                            5.25        06/01/2007         1,695,976

                                                                                                                    9,606,960
                                                                                                              ---------------

FOOD STORES - 1.17%
      2,750,000  KROGER COMPANY                                                      7.63        09/15/2006         2,751,444
      2,500,000  YUM! BRANDS INCORPORATED                                            7.65        05/15/2008         2,583,645

                                                                                                                    5,335,089
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.59%
      7,500,000  WAL-MART STORES INCORPORATED<<                                      3.38        10/01/2008         7,234,073
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.87%
        883,946  CORE INVESTMENT GRADE TRUST                                         4.66        11/30/2007           876,274
      2,510,000  GREENPOINT FINANCIAL CORPORATION                                    3.20        06/06/2008         2,413,593
      5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                   5.13        06/28/2007         4,986,090
      5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                   2.80        06/26/2008         4,787,565

                                                                                                                   13,063,522
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.44%
      2,000,000  MIRAGE RESORTS INCORPORATED                                         6.75        02/01/2008         2,007,500
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.70%
      3,200,000  JOHN DEERE CAPITAL CORPORATION                                      3.88        03/07/2007         3,174,707
                                                                                                              ---------------

INSURANCE CARRIERS - 0.84%
      1,800,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                4.10        11/15/2006         1,795,873
      2,000,000  UNUMPROVIDENT CORPORATION                                           6.00        05/15/2008         2,007,846

                                                                                                                    3,803,719
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
      MEDICAL & OPTICAL GOODS - 0.51%
      2,300,000  BAUSCH & LOMB INCORPORATED                                          6.95        11/15/2007         2,319,387
                                                                                                              ---------------

MOTION PICTURES - 0.10%
        460,000  NEWS AMERICA INCORPORATED                                           6.63        01/09/2008           466,575
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.18%
      4,700,000  COUNTRYWIDE HOME LOAN<<                                             5.63        07/15/2009         4,732,942
      7,250,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                              3.50        05/01/2008         7,050,908
      2,250,000  GENERAL MOTORS ACCEPTANCE CORPORATION                               7.75        01/19/2010         2,287,019
      2,500,000  HSBC FINANCE CORPORATION                                            5.84        02/15/2008         2,516,810
      3,000,000  NISSAN MOTOR ACCEPTANCE++                                           5.63        03/14/2011         3,001,095
      2,000,000  RESIDENTIAL CAPITAL CORPORATION                                     6.38        06/30/2010         2,017,350
      2,000,000  WASHINGTON MUTUAL BANK                                              4.50        08/25/2008         1,969,584

                                                                                                                   23,575,708
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS EXTRACTION - 0.55%
$     2,500,000  MARATHON OIL CORPORATION                                            5.38%       06/01/2007   $     2,499,868
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.44%
      2,000,000  INTERNATIONAL PAPER COMPANY                                         6.50        11/15/2007         2,015,580
                                                                                                              ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.39%
      1,800,000  PLAINS ALL AMERICAN PIPELINE LP                                     4.75        08/15/2009         1,758,166
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.24%
      1,000,000  UNITED STATES STEEL CORPORATION<<                                  10.75        08/01/2008         1,077,500
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.44%
      2,000,000  MEDIA GENERAL INCORPORATED                                          6.95        09/01/2006         2,000,000
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.76%
        460,000  CSX CORPORATION                                                     6.25        10/15/2008           468,257
      2,980,000  UNION PACIFIC CORPORATION                                           5.75        10/15/2007         2,984,458

                                                                                                                    3,452,715
                                                                                                              ---------------

REAL ESTATE - 0.89%
      2,000,000  EOP OPERATING LP                                                    6.75        02/15/2008         2,034,068
      2,000,000  HIGHWOODS REALTY LP                                                 7.00        12/01/2006         2,005,184

                                                                                                                    4,039,252
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.16%
      3,000,000  BRANDYWINE OPER PARTNERS+/-                                         5.96        04/01/2009         3,002,943
      3,000,000  HRPT PROPERTIES TRUST+/-                                            5.94        03/16/2011         3,003,867
      2,000,000  ISTAR FINANCIAL INCORPORATED+/-                                     5.96        03/16/2009         2,013,330
      1,924,000  ROUSE COMPANY                                                       3.63        03/15/2009         1,807,331

                                                                                                                    9,827,471
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.67%
      3,000,000  LEHMAN BROTHERS HOLDING INCORPORATED                                5.75        04/25/2011         3,025,440
                                                                                                              ---------------

TOBACCO PRODUCTS - 0.44%
      2,000,000  ALTRIA GROUP INCORPORATED                                           7.20        02/01/2007         2,008,706
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 3.36%
      5,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                              4.75        01/15/2008         5,738,172
      3,000,000  JOHNSON CONTROLS INCORPORATED                                       5.25        01/15/2011         2,964,222
      3,125,000  RAYTHEON COMPANY                                                    6.75        08/15/2007         3,154,503
        400,000  TEXAS EASTERN TRANSMISSION LP                                       5.25        07/15/2007           398,069
      3,000,000  TRW INCORPORATED SERIES MTNC                                        6.73        07/11/2007         3,015,554

                                                                                                                   15,270,520
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.52%
      2,340,000  SAFEWAY INCORPORATED                                                7.00        09/15/2007         2,376,048
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $203,184,062)                                                                 200,934,130
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 6.07%
      3,450,000  BRITISH SKY BROADCASTING GROUP PLC                                  8.20        07/15/2009         3,693,104
        250,000  CHEVRON TEXACO CAPITAL COMPANY                                      3.50        09/17/2007           245,419
      2,500,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           8.00        06/15/2010         2,718,728
      2,700,000  ENCANA CORPORATION                                                  4.60        08/15/2009         2,642,744
      5,360,000  KFW                                                                 3.50        03/14/2008         5,230,845

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (Continuted)
$     1,500,000  KOREA DEVELOPMENT BANK                                              4.63%       09/16/2010   $     1,455,602
      1,200,000  PEMEX FINANCE LIMITED                                               9.69        08/15/2009         1,297,116
        600,000  REGIONAL DIVERSIFIED FUNDING+/- ++                                  6.81        01/25/2036           600,000
      3,000,000  TELUS CORPORATION                                                   7.50        06/01/2007         3,041,703
      4,000,000  TRANSOCEAN INCORPORATED+/-                                          5.60        09/05/2008         3,999,112
      2,625,000  YORKSHIRE POWER FINANCE SERIES B                                    6.50        02/25/2008         2,656,308

TOTAL FOREIGN CORPORATE BONDS@ (COST $27,989,858)                                                                  27,580,681
                                                                                                              ---------------

FOREIGN GOVERNMENT BONDS - 1.14%
      2,500,000  PCCW HKT CAPITAL LIMITED++                                          8.00        11/15/2011         2,733,903
      2,500,000  TELEFONOS DE MEXICO SA                                              4.50        11/19/2008         2,442,098

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,159,903)                                                                   5,176,001
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 6.75%

ARIZONA - 1.32%
      5,000,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY AMERICA WEST
                 ARENA (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)              7.13        12/01/2021         5,248,850
        750,000  SANTA CRUZ COUNTY AZ IDA+/- SS.                                     4.75        08/01/2020           748,200

                                                                                                                    5,997,050
                                                                                                              ---------------

CALIFORNIA - 0.88%
      1,000,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B
                 (LEASE REVENUE, FIRST SECURITY BANK LOC)                            7.38        09/01/2020         1,037,640
      3,015,000  CSUCI FINANCING AUTHORITY OF CALIFORNIA
                 (COLLEGE & UNIVERSITY  REVENUE LOC)+/- SS.                          3.79        08/01/2044         2,965,916

                                                                                                                    4,003,556
                                                                                                              ---------------

FLORIDA - 1.25%
      5,000,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
                 (OTHER REVENUE) SS.                                                11.50        10/01/2013         5,701,400
                                                                                                              ---------------

GEORGIA - 0.68%
      3,000,000  ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT
                 (LEASE REVENUE, FIRST SECURITY BANK LOC)                            7.00        12/01/2028         3,106,410
                                                                                                              ---------------

ILLINOIS - 0.35%
        560,000  COOK COUNTY IL SCHOOL DISTRICT# 155 SERIES A
                 (GO - SCHOOL DISTRICTS, FIRST SECURITY BANK LOC)^                   5.72        12/01/2008           494,766
      1,475,000  COOK COUNTY IL SCHOOL DISTRICT# 155 SERIES C
                 (GO - SCHOOL DISTRICTS, FIRST SECURITY BANK LOC)^                   5.75        12/01/2011         1,110,572

                                                                                                                    1,605,338
                                                                                                              ---------------

IOWA - 0.19%
        830,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A
                 (EXCISE TAX REVENUE LOC)                                            6.79        06/01/2010           853,174
                                                                                                              ---------------

KANSAS - 0.53%
      2,435,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT SPECIAL
                 OBLIGATION REVENUE SALES TAX-1ST LIEN-AREA A
                 (SALES TAX REVENUE LOC, CITIBANK NA INSURED)                        4.67        12/01/2009         2,413,986
                                                                                                              ---------------

LOUISIANA - 0.55%
      2,509,321  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                 (OTHER REVENUE LOC)                                                 6.36        05/15/2025         2,505,356
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
MASSACHUSETTS - 0.69%
$     3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                        7.04%       10/01/2028   $     3,113,130
                                                                                                              ---------------

TEXAS - 0.26%
      1,330,000  HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN SERIES A2
                 (SPORTS FACILITIES REVENUE, MBIA INSURED)^ SS.                      5.48        11/15/2041         1,168,179
                                                                                                              ---------------

WISCONSIN - .05%
        240,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE
                 TAXABLE SCIENCE EDUCATION PROJECT SERIES A-T                        6.00        08/01/2008           239,407

                                                                                                              ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $30,862,895)                                                                   30,706,986
                                                                                                              ---------------

US TREASURY SECURITIES - 0.04%

US TREASURY BILLS - 0.04%
        200,000  US TREASURY BILL^#                                                  4.94        10/26/2006           198,515
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $198,492)                                                                          198,515
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 11.52%

COLLATERAL INVESTED IN OTHER ASSETS - 11.52%
        113,696  ABBEY NATIONAL TREASURY SERVICE+/- ++                               5.59        01/16/2007           113,786
        757,975  AMERICAN EXPRESS BANK FSB+/-                                        5.29        01/26/2007           757,982
        477,854  AMERICAN GENERAL FINANCE CORPORATION+/- ++                          5.36        09/14/2007           478,093
        411,943  AQUIFER FUNDING LIMITED++                                           5.35        09/07/2006           411,584
         36,284  ATLAS CAPITAL FUNDING CORPORATION++                                 5.31        09/01/2006            36,284
        411,943  ATLAS CAPITAL FUNDING CORPORATION+/- ++                             5.38        11/10/2006           411,943
        329,554  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                  5.30        04/25/2007           329,561
        329,554  ATOMIUM FUNDING CORPORATION++                                       5.40        11/03/2006           326,526
         41,194  BANK ONE NA ILLINOIS SERIES BKNT+/-                                 5.55        01/12/2007            41,213
      3,542,709  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,543,236)                                         5.36        09/01/2006         3,542,709
      1,071,051  BEAR STEARNS COMPANIES INCORPORATED+/-                              5.39        02/23/2007         1,071,051
      1,647,771  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,648,017)                                         5.36        09/01/2006         1,647,771
         56,024  BHP BILLITON FINANCE USA BV++                                       5.31        09/08/2006            55,967
      1,638,214  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $1,638,458)        5.36        09/01/2006         1,638,214
        659,109  BUCKINGHAM II CDO LLC                                               5.31        09/25/2006           656,802
        823,886  BUCKINGHAM III CDO LLC++                                            5.32        09/29/2006           820,524
        263,643  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        09/13/2006           263,182
        197,733  CAIRN HIGH GRADE FUNDING I LLC                                      5.30        09/18/2006           197,242
        164,777  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        09/21/2006           164,296
        214,210  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        09/25/2006           213,461
          9,903  CEDAR SPRINGS CAPITAL COMPANY++                                     5.27        09/05/2006             9,897
        413,722  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        09/12/2006           413,060
        234,478  CEDAR SPRINGS CAPITAL COMPANY++                                     5.32        09/25/2006           233,657
        411,943  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        10/03/2006           410,019
        613,482  CEDAR SPRINGS CAPITAL COMPANY                                       5.39        11/17/2006           606,592
         19,790  CEDAR SPRINGS CAPITAL COMPANY                                       5.38        11/20/2006            19,559
        501,087  CEDAR SPRINGS CAPITAL COMPANY                                       5.37        11/27/2006           494,728
        823,886  CHEYNE FINANCE LLC++                                                5.37        11/13/2006           815,111
      3,295,543  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,296,034)          5.36        09/01/2006         3,295,543
         39,316  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                          5.25        09/12/2006            39,253
         32,955  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                          5.23        09/13/2006            32,898
      1,977,326  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                    5.31        09/08/2006         1,975,309
        494,331  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.34        10/11/2006           491,449
         41,145  CROWN POINT CAPITAL COMPANY++                                       5.48        10/02/2006            40,959
        735,318  CULLINAN FINANCE CORPORATION++                                      5.38        09/28/2006           732,421
        411,943  DEER VALLEY FUNDING LLC                                             5.36        09/11/2006           411,341

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       751,878  DEER VALLEY FUNDING LLC++                                           5.31%       09/12/2006   $       750,675
        108,753  DEER VALLEY FUNDING LLC++                                           5.27        09/15/2006           108,531
        411,943  DEER VALLEY FUNDING LLC                                             5.41        11/01/2006           408,277
         16,478  FCAR OWNER TRUST SERIES II                                          5.22        10/03/2006            16,401
      1,262,393  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,262,581)       5.36        09/01/2006         1,262,393
        823,886  FIVE FINANCE INCORPORATED+/- ++                                     5.37        01/25/2007           824,248
         27,254  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.21        09/29/2006            27,143
         33,367  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.44        10/30/2006            33,080
         90,891  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.37        11/15/2006            89,897
          9,887  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.47        11/29/2006             9,758
        569,948  FOX TROT CDO LIMITED                                                5.36        12/01/2006           562,396
        197,897  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.53        09/18/2006           197,909
        263,643  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.41        06/18/2007           263,643
        383,502  GEORGE STREET FINANCE LLC++                                         5.29        09/15/2006           382,720
        823,886  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.59        03/30/2007           824,644
        168,073  HBOS TREASURY SERVICES PLC+/- ++                                    5.58        01/12/2007           168,202
         25,639  ICICI BANK LIMITED                                                  5.46        11/15/2006            25,359
         50,455  ICICI BANK LIMITED                                                  5.51        12/01/2006            49,786
        576,720  ING USA ANNUITY & LIFE INSURANCE+/-                                 5.40        09/17/2007           576,720
         32,692  IRISH LIFE & PERMANENT PLC                                          5.47        12/13/2006            32,202
      2,142,103  JPMORGAN CHASE REPURCHASE AGREEMENT (MATURITY VALUE
                 $2,142,422)                                                         5.36        09/01/2006         2,142,103
      1,054,574  KAUPTHING BANK HF SERIES MTN+/- ++                                  5.39        03/20/2007         1,053,762
        411,943  KESTREL FUNDING LLC++                                               5.45        11/06/2006           407,980
         52,547  KLIO FUNDING CORPORATION++                                          5.46        10/20/2006            52,172
         27,781  KLIO FUNDING CORPORATION++                                          5.36        11/15/2006            27,477
        289,019  KLIO II FUNDING CORPORATION++                                       5.39        10/20/2006           286,953
      1,318,217  KLIO III FUNDING CORPORATION                                        5.30        09/18/2006         1,314,948
        135,331  KLIO III FUNDING CORPORATION++                                      5.46        10/16/2006           134,444
         49,433  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.61        04/20/2007            49,499
         24,717  LEXINGTON PARKER CAPITAL CORPORATION++                              5.49        10/05/2006            24,594
         47,785  LIBERTY STREET FUNDING CORPORATION++                                5.42        09/25/2006            47,618
          4,119  LIBERTY STREET FUNDING CORPORATION                                  5.44        10/25/2006             4,087
        494,331  LIQUID FUNDING LIMITED++                                            5.32        09/21/2006           492,888
        494,331  LIQUID FUNDING LIMITED                                              5.48        11/30/2006           487,846
        576,720  LIQUID FUNDING LIMITED+/- ++                                        5.37        12/01/2006           576,720
        247,166  LIQUID FUNDING LIMITED                                              5.52        12/28/2006           242,919
        576,720  LIQUID FUNDING LIMITED+/- ++                                        5.35        12/29/2006           576,749
         53,553  MERRILL LYNCH  & COMPANY INCORPORATED+/-                            5.61        01/26/2007            53,598
        823,886  MORGAN STANLEY+/-                                                   5.38        10/30/2006           823,886
      1,153,440  MORGAN STANLEY+/-                                                   5.38        10/10/2006         1,153,440
         16,478  MORGAN STANLEY+/-                                                   5.48        01/19/2007            16,490
        253,345  MORGAN STANLEY SERIES EXL+/-                                        5.39        09/14/2007           253,393
        441,603  NATIONWIDE BUILDING SOCIETY+/- ++                                   5.42        12/11/2006           441,828
        264,467  NATIONWIDE BUILDING SOCIETY+/- ++                                   5.61        07/20/2007           264,830
        164,777  NEWPORT FUNDING CORPORATION++                                       5.39        09/26/2006           164,176
        349,311  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.43        10/23/2006           346,663
         16,478  NORTH SEA FUNDING LLC++                                             5.38        10/16/2006            16,370
         32,955  NORTH SEA FUNDING LLC++                                             5.25        11/24/2006            32,552
        194,849  PERRY GLOBAL FUNDING LIMITED SERIES A++                             5.24        09/05/2006           194,736
          6,871  PERRY GLOBAL FUNDING LIMITED SERIES A++                             5.43        09/25/2006             6,847
          4,531  PERRY GLOBAL FUNDING LIMITED SERIES A                               5.50        11/10/2006             4,485
          6,591  PICAROS FUNDING LLC++                                               5.41        11/03/2006             6,531
        773,711  RACERS TRUST 2004-6-MM+/- ++                                        5.35        09/22/2006           773,835
        411,943  ROYAL BANK OF SCOTLAND PLC+/- ++                                    5.41        11/24/2006           412,038
         52,152  ROYAL BANK OF SCOTLAND PLC+/-                                       5.41        11/24/2006            52,164
         53,882  ROYAL BANK OF SCOTLAND PLC+/- ++                                    5.50        03/30/2007            53,917
        411,943  SEDNA FINANCE INCORPORATED+/- ++                                    5.24        12/08/2006           411,988
      2,587,001  SHEFFIELD RECEIVABLES CORPORATION++                                 5.28        09/01/2006         2,587,001
      1,156,324  SLM CORPORATION                                                     5.60        01/25/2007         1,157,272
         84,366  SLM CORPORATION                                                     5.69        07/25/2007            84,565
        329,554  SLM CORPORATION+/- ++                                               5.33        09/12/2007           329,623
        206,416  TANGO FINANCE CORPORATION SERIES MTN+/- ++                          5.36        10/25/2006           206,437
        591,023  TIERRA ALTA FUNDING I LIMITED                                       5.35        11/01/2006           585,763

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       590,973  TIERRA ALTA FUNDING I LIMITED                                       5.35%       11/08/2006   $       585,111
      1,647,771  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51        08/03/2007         1,647,771
        316,685  TRAVELERS INSURANCE COMPANY+/-                                      5.40        02/09/2007           316,679
        411,943  UNICREDITO ITALIANO BANK IRELAND SERIES LIB+/-                      5.38        03/09/2007           412,001
        119,051  VERSAILLES CDS LLC++                                                5.32        09/05/2006           118,982
         82,389  VERSAILLES CDS LLC++                                                5.32        09/08/2006            82,305
         24,717  VERSAILLES CDS LLC++                                                5.36        09/22/2006            24,641
        411,943  WAL-MART STORES INCORPORATED+/-                                     5.39        03/28/2007           411,947
        527,287  WHISTLEJACKET CAPITAL LIMITED                                       5.34        10/16/2006           523,828
         29,017  WHISTLEJACKET CAPITAL LIMITED++                                     5.36        11/20/2006            28,679
         95,241  WHITE PINE FINANCE LLC++                                            5.30        09/01/2006            95,239

                                                                                                                   52,418,341
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,418,341)                                                         52,418,341
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 2.06%
      9,373,869  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                      9,373,869
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,373,869)                                                                      9,373,869
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $517,596,853)*                                     112.37%                                              $   511,107,688

OTHER ASSETS AND LIABILITIES, NET                        (12.37)                                                  (56,256,801)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   454,850,887
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,373,869.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.28%
$       345,009  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS
                 B2+/-                                                              5.45%        04/25/2024   $       343,498

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $332,264)                                                             343,498
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 63.44%

AMUSEMENT & RECREATION SERVICES - 1.28%
      1,500,000  CAESARS ENTERTAINMENT                                              8.88         09/15/2008         1,573,125
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 1.76%
      2,000,000  GAP INCORPORATED                                                   9.55         12/15/2008         2,159,798
                                                                                                              ---------------

BUSINESS SERVICES - 1.77%
        725,000  BRICKMAN GROUP LIMITED SERIES B                                   11.75         12/15/2009           775,750
      1,500,000  SUNGARD DATA SYSTEMS INCORPORATED                                  3.75         01/15/2009         1,395,000

                                                                                                                    2,170,750
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 3.27%
      1,515,000  FMC CORPORATION SERIES MTNA                                        7.00         05/15/2008         1,547,313
      2,315,000  IMC GLOBAL INCORPORATED SERIES B                                  10.88         06/01/2008         2,471,263

                                                                                                                    4,018,576
                                                                                                              ---------------

COMMUNICATIONS - 8.22%
      2,000,000  AIRGATE PCS INCORPORATED+/-                                        9.26         10/15/2011         2,045,000
      1,915,000  CSC HOLDINGS INCORPORATED                                          7.25         07/15/2008         1,936,544
      1,500,000  ECHOSTAR DBS CORPORATION                                           5.75         10/01/2008         1,485,000
      1,165,000  PANAMSAT CORPORATION                                               6.38         01/15/2008         1,159,175
      2,000,000  QWEST CORPORATION+/-                                               8.58         06/15/2013         2,152,500
      1,300,000  RURAL CELLULAR CORPORATION++                                       8.25         03/15/2012         1,332,500

                                                                                                                   10,110,719
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 5.97%
      1,750,000  CMS ENERGY CORPORATION<<                                           7.50         01/15/2009         1,798,125
      1,300,000  IPALCO ENTERPRISES INCORPORATED                                    8.38         11/14/2008         1,342,250
      2,490,000  SIERRA PACIFIC POWER COMPANY SERIES A                              8.00         06/01/2008         2,572,957
      1,615,000  TXU ENERGY COMPANY LLC                                             6.13         03/15/2008         1,627,221

                                                                                                                    7,340,553
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.20%
      1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                         8.00         02/15/2008         1,476,000
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.44%
      1,750,000  JC PENNEY CORPORATION INCORPORATED                                 7.60         04/01/2007         1,768,555
                                                                                                              ---------------

HEALTH SERVICES - 5.59%
      2,000,000  ALLIANCE IMAGING INCORPORATED(A)                                  10.38         04/15/2011         2,110,000
      1,500,000  EXTENDICARE HEALTH SERVICES INCORPORATED                           9.50         07/01/2010         1,567,500
      2,160,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                            7.88         02/01/2008         2,203,200
      1,000,000  HCA INCORPORATED                                                   5.25         11/06/2008           985,000

                                                                                                                    6,865,700
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.22%
      1,500,000  BOYD GAMING CORPORATION<<                                          8.75         04/15/2012         1,573,125
      1,750,000  HANOVER EQUIPMENT TRUST SERIES B                                   8.75         09/01/2011         1,820,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
$     1,750,000  MGM MIRAGE INCORPORATED                                            9.75%        06/01/2007   $     1,793,750

                                                                                                                    5,186,875
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.57%
      1,800,000  MANITOWOC COMPANY INCORPORATED                                    10.50         08/01/2012         1,935,000
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.83%
      1,000,000  CORRECTIONS CORPORATION OF AMERICA                                 7.50         05/01/2011         1,021,250
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.89%
      2,300,000  BAUSCH & LOMB INCORPORATED                                         6.95         11/15/2007         2,319,387
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.25%
        750,000  JACUZZI BRANDS INCORPORATED                                        9.63         07/01/2010           795,000
      1,850,000  OWENS-BROCKWAY GLASS CONTAINERS                                    8.75         11/15/2012         1,965,625

                                                                                                                    2,760,625
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 2.65%
      1,300,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                        10.75         05/15/2011         1,404,000
      1,850,000  RITE AID CORPORATION                                              12.50         09/15/2006         1,850,000

                                                                                                                    3,254,000
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.04%
      2,000,000  FORD MOTOR CREDIT COMPANY                                          4.95         01/15/2008         1,940,946
      1,000,000  GENERAL MOTORS ACCEPTANCE CORPORATION                              7.75         01/19/2010         1,016,453
      2,000,000  RESIDENTIAL CAPITAL CORPORATION+/- ++                              7.34         04/17/2009         2,008,898

                                                                                                                    4,966,297
                                                                                                              ---------------

OIL & GAS EXTRACTION - 2.45%
      1,400,000  FOREST OIL CORPORATION<<                                           8.00         06/15/2008         1,442,000
      1,500,000  PLAINS E&P COMPANY SERIES B                                        8.75         07/01/2012         1,575,000

                                                                                                                    3,017,000
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 1.48%
      1,750,000  PLAYTEX PRODUCTS INCORPORATED                                      8.00         03/01/2011         1,820,000
                                                                                                              ---------------

PERSONAL SERVICES - 1.22%
      1,500,000  SERVICE CORPORATION INTERNATIONAL                                  6.50         03/15/2008         1,500,000
                                                                                                              ---------------

PIPELINES, EXCEPT NATURAL GAS - 1.67%
      2,105,000  PLAINS ALL AMERICAN PIPELINE LP<<                                  4.75         08/15/2009         2,056,078
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 2.61%
      1,500,000  EARLE M JORGENSEN COMPANY                                          9.75         06/01/2012         1,593,750
      1,500,000  UNITED STATES STEEL CORPORATION<<                                 10.75         08/01/2008         1,616,250

                                                                                                                    3,210,000
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.89%
      1,750,000  DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY                  9.88         11/15/2009         1,846,250
        450,000  DEX MEDIA WEST/FINANCE COMPANY SERIES B                            9.88         08/15/2013           483,188

                                                                                                                    2,329,438
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE - 0.64%
$       780,000  HOST MARRIOTT LP SERIES M                                          7.00%        08/15/2012   $       785,850
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.05%
      1,250,000  CRESCENT REAL ESTATE                                               9.25         04/15/2009         1,290,625
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.26%
      1,400,000  WESTERN FINANCIAL BANK                                             9.63         05/15/2012         1,547,878
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.22%
      1,500,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                           6.24         03/20/2007         1,496,040
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $78,541,139)                                                                   77,980,119
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 4.67%
      2,050,000  BRITISH SKY BROADCASTING GROUP PLC                                 8.20         07/15/2009         2,194,453
      1,490,000  CROWN CORK & SEAL FINANCE PLC<<                                    7.00         12/15/2006         1,490,000
      2,000,000  ROGERS WIRELESS INCORPORATED+/-                                    8.45         12/15/2010         2,052,500

TOTAL FOREIGN CORPORATE BONDS@ (COST $5,783,404)                                                                    5,736,953
                                                                                                              ---------------

TERM LOANS - 25.97%
        699,318  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN+/-                   7.31         01/06/2012           700,633
      1,000,000  ALLIED WASTE NORTH AMERICA TERM LOAN+/-                            7.05         01/15/2012           996,940
        497,500  AMC ENTERTAINMENT TERM LOAN+/-                                     7.53         01/26/2013           500,351
      1,957,143  AVIS BUDGET CAR RENTAL LLC TERM LOAN B+/-                          6.75         04/19/2012         1,943,208
      2,000,000  CHARTER COMMUNICATIONS TERM LOAN B+/-                              8.13         04/27/2013         2,003,760
      1,710,490  DAVITA INCORPORATED TERM LOAN B+/-                                 7.38         10/05/2012         1,714,476
      1,358,081  DEX MEDIA WEST LLC TERM LOAN B+/-                                  6.81         09/10/2010         1,351,291
      1,994,962  DIRECTV TERM LOAN+/-                                               6.82         04/08/2013         1,995,082
      1,990,000  GEORGIA PACIFIC CORPORATION 1ST TERM LOAN B+/-                     7.35         12/20/2012         1,991,493
      1,810,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                      7.95         04/08/2010         1,823,123
        985,000  GRAHAM PACKAGING COMPANY LP TERM LOAN+/-                           7.75         09/15/2011           986,586
        226,532  JOHNSONDIVERSEY TERM LOAN+/-                                       7.97         12/16/2011           228,161
        995,413  LIFEPOINT INCORPORATED TERM LOAN B+/-                              7.13         04/15/2012           990,127
        867,499  MIDWEST GENERATION LLC TERM LOAN+/-                                7.27         04/05/2011           871,299
      1,515,706  MUELLER GROUP TERM LOAN+/-                                         7.65         10/03/2012         1,523,284
      1,460,205  NALCO COMPANY TERM LOAN B+/-                                       7.22         11/01/2010         1,459,388
      1,898,734  NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B+/-                    7.77         04/06/2013         1,912,253
      1,548,231  NEW PAGE CORPORATION TERM LOAN B+/-                                8.22         04/07/2011         1,554,037
        982,500  NORTEK HOLDINGS INCORPORATED TERM LOAN+/-                          7.40         07/28/2011           982,706
        886,892  POLYPORE INTERNATIONAL INCORPORATED TERM LOAN+/-                   8.40         05/14/2010           891,326
      2,369,875  REGAL CINEMAS CORPORATION TERM LOAN B+/-                           7.22         10/19/2010         2,360,107
      1,500,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                        7.11         04/24/2012         1,505,385
        658,851  VISANT CORPORATION TERM LOAN B+/-                                  7.07         09/30/2011           660,913
        975,473  WARNER MUSIC GROUP TERM LOAN+/-                                    7.35         03/18/2010           978,185

TOTAL TERM LOANS (COST $31,888,839)                                                                                31,924,114
                                                                                                              ---------------

SHARES

COLLATERAL FOR SECURITIES LENDING - 5.86%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
        110,374  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               110,374
        121,493  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      121,493

                                                                                                                      231,867
                                                                                                              ---------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 5.67%
$        20,651  ALLIANCE & LEICESTER PLC                                           5.49         10/25/2006            20,489

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        29,242  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36%        09/14/2007   $        29,257
         81,228  AQUIFER FUNDING LIMITED                                            5.35         09/06/2006            81,169
          3,249  AQUINAS FUNDING LLC++                                              5.38         12/11/2006             3,201
         81,228  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.30         10/20/2006            81,228
        162,456  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.37         11/03/2006           162,456
         81,228  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.31         12/22/2006            81,228
         81,228  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.30         04/25/2007            81,230
         89,289  ATOMIUM FUNDING CORPORATION++                                      5.40         11/03/2006            88,469
         81,228  BANCO SANTANDER TOTTA LN+/- ++                                     5.33         10/16/2007            81,222
         81,228  BANK OF AMERICA NA SERIES BKNT+/-                                  5.36         06/19/2007            81,233
         53,611  BANK ONE NA ILLINOIS SERIES BKNT+/-                                5.55         01/12/2007            53,635
         97,474  BEAR STEARNS & COMPANY+/-                                          5.37         10/04/2006            97,474
         19,495  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB+/-                 5.66         01/16/2007            19,510
        243,684  BHP BILLITON FINANCE USA LIMITED                                   5.30         09/15/2006           243,187
         37,336  BUCKINGHAM CDO LLC++                                               5.29         09/18/2006            37,243
         81,251  BUCKINGHAM II CDO LLC                                              5.30         09/18/2006            81,049
        116,968  BUCKINGHAM II CDO LLC                                              5.30         09/19/2006           116,661
         81,228  BUCKINGHAM III CDO LLC                                             5.35         10/27/2006            80,564
         27,293  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         09/01/2006            27,293
         74,730  CAIRN HIGH GRADE FUNDING I LLC                                     5.36         09/05/2006            74,686
         97,474  CAIRN HIGH GRADE FUNDING I LLC                                     5.30         09/14/2006            97,288
        148,066  CEDAR SPRINGS CAPITAL COMPANY LLC                                  5.30         09/15/2006           147,764
        162,456  CHEYNE FINANCE LLC++                                               5.34         10/12/2006           161,485
        162,456  CHEYNE FINANCE LLC                                                 5.32         10/13/2006           161,462
         81,228  CHEYNE FINANCE LLC SERIES MTN+/- ++                                5.47         07/16/2007            81,232
        110,470  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/- ++                   5.30         09/13/2007           110,470
        107,708  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                   5.31         09/08/2006           107,599
         97,571  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.34         10/11/2006            97,002
         12,828  CULLINAN FINANCE CORPORATION++                                     5.41         09/13/2006            12,805
         10,699  CULLINAN FINANCE CORPORATION                                       5.38         09/22/2006            10,667
          2,599  CULLINAN FINANCE CORPORATION++                                     5.37         10/23/2006             2,580
         81,228  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                      5.37         11/15/2006            81,239
        162,456  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                     5.29         06/25/2007           162,440
        109,973  DEER VALLEY FUNDING LLC                                            5.32         09/25/2006           109,588
          3,249  EDISON ASSET SECURITIZATION LLC                                    5.46         12/11/2006             3,201
        725,814  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $725,922)        5.36         09/01/2006           725,814
         74,730  FIVE FINANCE INCORPORATED++                                        5.31         09/15/2006            74,577
          7,148  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.53         10/27/2006             7,090
          4,061  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.48         11/06/2006             4,022
         47,674  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.36         11/15/2006            47,153
          4,061  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.51         11/27/2006             4,010
         67,825  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.66         10/27/2006            67,855
         46,625  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.59         03/30/2007            46,668
          9,747  GRAMPIAN FUNDING LIMITED                                           5.25         10/02/2006             9,703
          6,498  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                       5.42         05/15/2007             6,501
         11,372  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007            11,381
        259,930  HOME DEPOT                                                         5.29         09/01/2006           259,930
         45,569  HSBC BANK USA+/-                                                   5.34         12/14/2006            45,578
        113,719  IBM CORPORATION SERIES MTN+/-                                      5.49         06/28/2007           113,788
          8,185  ING AMERICA INSURANCE HOLDINGS INCORPORATED                        5.35         10/10/2006             8,138
        211,193  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007           211,193
         81,228  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                          5.32         09/25/2007            81,215
         39,639  K2 USA LLC                                                         5.37         11/10/2006            39,235
         48,737  KAUPTHING BANK HF SERIES MTN+/- ++                                 5.39         03/20/2007            48,699
         30,022  KLIO FUNDING CORPORATION++                                         5.41         11/03/2006            29,746
          6,440  KLIO III FUNDING CORPORATION                                       5.24         09/01/2006             6,440
         56,746  KLIO III FUNDING CORPORATION++                                     5.43         10/20/2006            56,340
          6,498  LIBERTY STREET FUNDING CORPORATION                                 5.36         11/15/2006             6,427
          6,498  LINKS FINANCE LLC SERIES MTN1+/- ++                                5.29         09/12/2006             6,498
         48,737  LIQUID FUNDING LIMITED+/- ++                                       5.37         12/01/2006            48,737
         32,491  LIQUID FUNDING LIMITED+/- ++                                       5.39         12/07/2006            32,032
         48,737  LIQUID FUNDING LIMITED                                             5.52         12/28/2006            47,900
         19,495  LIQUID FUNDING LIMITED SERIES MTN+/- ++                            5.32         02/20/2007            19,498

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        32,491  MBIA GLOBAL FUNDING LLC+/- ++                                      5.32%        02/20/2007   $        32,493
        163,268  MERRILL LYNCH & COMPANY SERIES MTN+/-                              5.66         10/27/2006           163,330
         97,474  MORGAN STANLEY+/-                                                  5.38         10/10/2006            97,474
         18,358  MORGAN STANLEY+/-                                                  5.50         11/09/2006            18,362
         19,397  MORGAN STANLEY+/-                                                  5.55         11/24/2006            19,406
         54,666  MORGAN STANLEY+/-                                                  5.64         01/12/2007            54,703
         81,228  MORGAN STANLEY+/-                                                  5.61         07/27/2007            81,330
         15,027  MORGAN STANLEY SERIES EXL+/-                                       5.39         09/14/2007            15,030
         17,870  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.42         12/11/2006            17,879
         58,208  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007            58,288
        137,513  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.30         09/01/2006           137,513
          3,480  NORTH SEA FUNDING LLC                                              5.44         10/23/2006             3,453
         50,898  NORTH SEA FUNDING LLC                                              5.35         11/09/2006            50,385
        162,456  NORTHERN ROCK PLC+/- ++                                            5.41         09/05/2007           162,467
         48,737  PARAGON MORTGAGES PLC SERIES 12A+/-                                5.31         09/15/2006            48,737
          1,150  PERRY GLOBAL FUNDING LIMITED SERIES A                              5.45         09/21/2006             1,147
         13,143  RACERS TRUST 2004-6-MM+/- ++                                       5.35         09/22/2006            13,145
        357,403  SHEFFIELD RECEIVABLES CORPORATION                                  5.28         09/01/2006           357,403
         64,982  SLM CORPORATION+/- ++                                              5.33         09/12/2007            64,996
         55,235  STANFIELD VICTORIA FUNDING LLC                                     5.42         11/27/2006            54,534
         37,570  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.36         10/25/2006            37,573
         18,783  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007            18,783
         81,228  UNICREDITO ITALIANO BANK IRELAND SERIES EXL+/- ++                  5.34         09/15/2007            81,226
         81,228  UNICREDITO ITALIANO BANK IRELAND SERIES LIB+/- ++                  5.38         09/09/2007            81,239
        107,221  UNITEDHEALTH GROUP INCORPORATED                                    5.44         10/31/2006           106,283
         16,246  VERSAILLES CDS LLC                                                 5.37         09/05/2006            16,236
          8,480  WHISTLEJACKET CAPITAL LIMITED                                      5.38         09/11/2006             8,468
         81,576  WHITE PINE FINANCE LLC                                             5.36         09/08/2006            81,493
         56,853  WHITE PINE FINANCE LLC                                             5.34         10/16/2006            56,480

                                                                                                                    6,975,330
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,207,197)                                                           7,207,197
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 3.37%

MUTUAL FUNDS - 3.37%
      4,147,884  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                      4,147,884
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,147,884)                                                                      4,147,884
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $127,900,727)*                                     103.59%                                              $   127,339,765

OTHER ASSETS AND LIABILITIES, NET                         (3.59)                                                   (4,409,393)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   122,930,372
                                                         ------                                               ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,147,884.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 2.95%
$     6,000,000  FHLB<<                                                             5.50%        02/21/2008   $     5,994,816
      9,000,000  FHLB<<                                                             5.50         08/15/2008         9,006,318
      6,000,000  FHLMC<<                                                            5.50         12/19/2007         6,002,604
      6,000,000  FNMA<<                                                             5.38         04/03/2008         5,990,250

TOTAL AGENCY NOTES - INTEREST BEARING (COST $26,989,096)                                                           26,993,988
                                                                                                              ---------------

AGENCY SECURITIES - 6.28%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.99%
        243,713  FHLMC #1B0128+/-                                                   6.18         09/01/2031           244,437
        416,728  FHLMC #555243                                                      9.00         11/01/2016           444,869
      1,027,409  FHLMC #555427                                                      9.50         09/01/2020         1,147,231
        427,359  FHLMC #555490                                                      9.50         12/01/2016           453,813
      2,925,428  FHLMC #555519<<                                                    9.00         12/01/2016         3,137,992
        721,031  FHLMC #788792+/-                                                   6.40         01/01/2029           741,956
      1,411,433  FHLMC #789272<< +/-                                                5.71         04/01/2032         1,446,720
        367,071  FHLMC #846990+/-                                                   7.06         10/01/2031           375,632
        937,522  FHLMC #884013                                                     10.50         05/01/2020         1,042,662
        687,373  FHLMC #A01734<<                                                    9.00         08/01/2018           736,640
        213,905  FHLMC #A01849                                                      9.50         05/01/2020           236,874
      1,638,533  FHLMC #C64637<<                                                    7.00         06/01/2031         1,690,701
      2,057,660  FHLMC #G01126<<                                                    9.50         12/01/2022         2,231,483
        972,784  FHLMC #G11150<<                                                    7.50         12/01/2011           989,602
        837,346  FHLMC #G11200<<                                                    8.00         01/01/2012           863,537
      1,032,293  FHLMC #G11229<<                                                    8.00         01/01/2013         1,059,395
        841,054  FHLMC #G11391                                                      7.50         06/01/2012           864,630
        454,572  FHLMC #G80118                                                     10.00         11/17/2021           508,029

                                                                                                                   18,216,203
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.07%
         690,817 FNMA #100001                                                       9.00         02/15/2020           752,926
         592,358 FNMA #100256                                                       9.00         10/15/2021           641,784
         600,417 FNMA #100259                                                       7.50         12/15/2009           609,227
         249,189 FNMA #190722                                                       9.50         03/01/2021           272,985
         773,330 FNMA #190909                                                       9.00         06/01/2024           848,552
       1,081,087 FNMA #252870<<                                                     7.00         11/01/2014         1,110,917
         573,251 FNMA #310010                                                       9.50         12/01/2020           641,327
             863 FNMA #323069                                                       9.00         11/01/2007               863
           2,595 FNMA #323498                                                       9.50         12/01/2009             2,623
       2,355,226 FNMA #323534<<                                                     9.00         12/01/2016         2,556,740
       1,378,216 FNMA #340181                                                       7.00         12/01/2010         1,395,040
         596,417 FNMA #344890                                                      10.25         09/01/2021           667,953
         281,504 FNMA #379046                                                       9.50         03/01/2010           284,722
         561,305 FNMA #392647                                                       9.00         10/01/2013           573,220
          43,140 FNMA #426817                                                      10.00         12/01/2009            45,218
         463,180 FNMA #458004                                                      10.00         03/20/2018           503,186
         479,108 FNMA #523850                                                      10.50         10/01/2014           513,487
       1,275,543 FNMA #535807<<                                                    10.50         04/01/2022         1,430,787
       1,536,531 FNMA #545117+/-                                                    6.71         12/01/2040         1,566,660
       1,336,386 FNMA #545131<<                                                     8.00         03/01/2013         1,355,315
         324,946 FNMA #545157                                                       8.50         11/01/2012           332,436
       1,911,621 FNMA #545325<<                                                     8.50         07/01/2017         2,027,195
         819,573 FNMA #545460<< +/-                                                 5.80         11/01/2031           845,861
         208,565 FNMA #591199+/-                                                    6.25         08/01/2031           207,154
       3,513,438 FNMA #598559<<                                                     6.50         08/01/2031         3,611,595
         179,918 FNMA #604060+/-                                                    6.01         09/01/2031           185,346
         801,329 FNMA #604689+/-                                                    6.22         10/01/2031           807,193
         730,136 FNMA #635070+/-                                                    5.15         05/01/2032           745,116
         758,926 FNMA #646643<< +/-                                                 5.96         06/01/2032           777,768
         743,651 FNMA #660508                                                       7.00         05/01/2013           757,400
       1,656,346 FNMA #724657<< +/-                                                 8.06         07/01/2033         1,680,116

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        379,143 FNMA #8243                                                        10.00%        01/01/2010   $       399,561

                                                                                                                   28,150,273
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.22%
        184,895  GNMA #780253                                                       9.50         11/15/2017           200,059
        787,962  GNMA #780267                                                       9.00         11/15/2017           850,586
        644,123  GNMA #780664                                                      10.00         10/20/2017           717,554
      1,746,336  GNMA #781310<<                                                     8.00         01/15/2013         1,789,649
      1,859,617  GNMA #781311<<                                                     7.50         02/15/2013         1,901,070
      3,020,329  GNMA #781540<<                                                     7.00         05/15/2013         3,094,982
      2,540,285  GNMA #781614<<                                                     7.00         06/15/2033         2,640,778

                                                                                                                   11,194,678
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $56,070,785)                                                                         57,561,154
                                                                                                              ---------------

ASSET BACKED SECURITIES - 19.66%
      8,700,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                     6.00         10/25/2033         8,748,973
     20,193,908  AIRPLANES PASS THROUGH TRUST SERIES 1R CLASS B+/- ^^(I)            5.65         03/15/2019         1,413,574
     10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                 5.65         03/15/2012        10,056,385
      9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-             5.97         03/25/2034         9,658,689
      7,400,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                5.92         05/25/2033         7,433,072
          1,354  CLYDESDALE CBO I LIMITED SERIES 1A CLASS A1+/- ++                  6.21         03/25/2011             1,354
      4,388,473  COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A2            6.59         01/17/2032         4,396,516
      5,742,501  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                 A(I)                                                               7.23         07/16/2028             1,795
      3,377,144  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-        5.57         05/15/2028         3,378,365
      1,023,883  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-        5.62         02/15/2034         1,026,912
      4,254,591  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-       5.63         12/15/2033         4,266,699
      3,049,139  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-       5.56         02/15/2036         3,049,120
     15,076,394  DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+/- ++ (A)              5.95         11/10/2030        15,076,394
     49,912,644  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++ (A) (C) (I)      0.83         09/29/2031         1,147,991
     63,289,808  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E++ (A) (C)         0.83         09/29/2031         1,455,666
      1,447,116  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-           6.07         09/25/2033         1,451,583
      1,161,371  FIRST FRANKLIN MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2000-FF1 CLASS M1+/-                                               6.15         09/25/2030         1,161,866
      7,939,315  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-              5.54         05/20/2031         7,940,755
      4,725,831  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                          4.32         05/15/2008         4,712,834
      6,775,572  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                  5.44         08/25/2035         6,772,410
     12,000,000  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                  6.02         02/25/2034        12,048,067
      8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                  5.97         03/25/2034         8,226,903
      9,073,169  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-          6.00         10/25/2033         9,114,130
      1,447,997  OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS
                 A5                                                                 7.35         04/15/2027         1,449,525
      1,072,668  PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/- ++                   6.08         12/09/2010         1,072,668
        900,959  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                       5.79         03/25/2032           901,209
      9,125,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                 CLASS MII1+/-                                                      5.95         10/25/2033         9,147,260
      4,647,494  SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/- ++             5.77         05/30/2012         4,647,494
     11,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                 M1+/-                                                              6.07         10/25/2033        11,034,752
     15,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                 M1+/-                                                              6.75         04/25/2033        15,012,669
      1,291,584  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                5.80         12/25/2034         1,298,391
      6,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS
                 A+/- ++                                                            5.78         01/23/2011         6,000,568
      7,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS
                 A+/- ++                                                            5.71         06/23/2012         7,000,000

TOTAL ASSET BACKED SECURITIES (COST $206,336,673)                                                                 180,104,589
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.61%
         45,302  ASSET SECURITIZATION CORPORATION SERIES 1995-D1 CLASS A1           7.59         07/11/2027            45,311
        556,761  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1          7.10         08/13/2029           560,886
      7,722,687  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS
                 3A2                                                                5.50         10/25/2034         7,679,827
     37,285,294  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2001-PB1 CLASS XP+/- ++ (C)                                        1.78         05/11/2035         2,061,071

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     5,016,201  BANC OF AMERICA LARGE LOAN SERIES 2003-BBA2 CLASS F+/- ++          6.23%        11/15/2015   $     5,017,772
      5,184,121  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS
                 2A2+/-                                                             5.25         12/25/2035         5,133,079
        577,986  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS
                 A+/-(I)                                                            6.72         03/25/2022           576,150
        506,221  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z         8.00         09/20/2021           505,482
     39,449,869  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS
                 1AIO+/- (C)                                                        1.40         03/25/2007           205,506
      1,532,293  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1             6.00         02/25/2017         1,544,250
      1,051,331  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                             6.19         06/19/2031         1,048,586
      1,211,478  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                               7.34         09/25/2034         1,226,926
      2,762,774  COUNTRYWIDE HOME LOANS SERIES 2001-HYB1 CLASS 1A1+/-               6.10         06/19/2031         2,766,339
      5,545,204  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-              5.62         03/20/2036         5,521,237
     81,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CF2 CLASS ACP+/- ++ (C)                                       1.17         02/15/2034         1,428,492
    115,383,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK1 CLASS ACP+/- ++ (C)                                       1.03         12/18/2035         1,705,499
    100,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK6 CLASS ACP+/- (C)                                          0.93         08/15/2036         1,972,030
     90,200,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CKN5 CLASS ACP+/- ++ (C)                                      1.94         09/15/2034         3,562,124
        481,523  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A      7.45         06/10/2033           480,923
        660,347  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS
                 A+/-(I)                                                            6.29         01/25/2022           657,762
        120,845  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS
                 A1+/-(I)                                                           5.72         02/20/2021           120,433
      5,193,114  FHLMC SERIES 3049 CLASS G<<                                        5.50         05/15/2034         5,181,218
      2,141,551  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6      9.50         02/25/2042         2,284,372
      1,737,035  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                         9.50         06/25/2030         1,838,489
      4,748,243  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                        9.50         12/25/2041         5,067,806
      3,962,970  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                        9.50         08/25/2041         4,228,422
      8,424,108  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                      5.94         07/25/2041         8,507,426
      4,781,285  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                         9.50         11/25/2031         5,059,131
        436,356  FNMA SERIES 1988-4 CLASS Z                                         9.25         03/25/2018           464,547
        702,174  FNMA SERIES 1988-5 CLASS Z                                         9.20         03/25/2018           734,549
        248,744  FNMA SERIES 1988-9 CLASS Z                                         9.45         04/25/2018           269,109
        889,256  FNMA SERIES 1989-30 CLASS Z                                        9.50         06/25/2019           952,474
        206,565  FNMA SERIES 1989-49 CLASS E                                        9.30         08/25/2019           218,998
        195,854  FNMA SERIES 1990-111 CLASS Z                                       8.75         09/25/2020           203,641
        439,314  FNMA SERIES 1990-119 CLASS J                                       9.00         10/25/2020           466,931
        230,560  FNMA SERIES 1990-124 CLASS Z                                       9.00         10/25/2020           248,918
        995,055  FNMA SERIES 1990-21 CLASS Z                                        9.00         03/25/2020         1,071,541
        496,140  FNMA SERIES 1990-27 CLASS Z                                        9.00         03/25/2020           535,701
        275,503  FNMA SERIES 1990-30 CLASS D                                        9.75         03/25/2020           302,724
      1,274,456  FNMA SERIES 1991-132 CLASS Z                                       8.00         10/25/2021         1,347,467
        466,968  FNMA SERIES 1992-71 CLASS X                                        8.25         05/25/2022           498,468
      5,188,346  FNMA SERIES 2003-W19 CLASS 1A4                                     4.78         11/25/2033         5,130,855
      2,671,504  FNMA SERIES G-22 CLASS ZT                                          8.00         12/25/2016         2,809,884
      3,466,115  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                         5.65         05/25/2042         3,540,752
        671,395  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                        7.69         06/25/2033           675,314
     10,687,016  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                         5.57         08/25/2042        10,916,773
    140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                 CLASS X2+/- ++ (C)                                                 0.95         05/15/2033         2,121,611
    181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                 CLASS X2+/- ++ (C)                                                 1.33         08/11/2033         3,917,050
    131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2001-C2 CLASS X2+/- ++ (C)                                         0.95         04/15/2034         1,846,078
      7,342,066  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/- ++            5.72         06/25/2034         7,377,529
      6,348,206  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/- ++            5.56         06/25/2034         6,540,888
      5,452,809  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/- ++         5.67         01/25/2036         5,449,933
      6,300,000  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 SERIES 1AF1+/- ++        5.73         04/25/2036         6,295,078
      4,251,076  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                 6.99         04/25/2032         4,257,775
        372,874  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-           4.55         06/25/2024           371,573
    315,306,015  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                 AX1+/- (C)                                                         0.80         01/25/2035         2,857,461
    174,140,256  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                 AX1+/- (C)                                                         0.80         11/25/2034         1,469,308

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   248,861,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIB2 CLASS X2+/- ++ (C)                                1.00%        04/15/2035   $     4,315,125
      5,621,282  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                4.91         04/25/2035         5,552,668
      5,843,471  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-               5.12         06/25/2035         5,794,393
      5,394,731  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                5.37         08/25/2035         5,351,407
      5,207,879  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                 1A1+/- ++                                                          4.96         09/28/2044         5,131,375
      2,891,273  MLCC SERIES 1996-C CLASS B+/- (I)                                  6.54         09/15/2021         2,369,037
          2,189  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/- (I)         7,586.50         04/20/2021             2,446
      1,845,494  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS
                 A1+/-                                                              5.44         05/25/2035         1,845,937
      7,783,545  OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS
                 2A1A+/-                                                            5.47         12/25/2035         7,741,408
         68,507  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-       6.73         04/25/2018            68,286
        120,142  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/- ++        5.58         04/26/2021           117,739
     11,970,050  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/- ++                6.77         09/10/2035        12,179,382
      7,660,832  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/- ++                6.97         09/10/2035         7,922,042
      2,017,485  SACO I TRUST SERIES 2005-2 CLASS A+/- ++                           5.52         04/25/2035         2,017,225
      1,427,602  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                 A+/-                                                               6.68         11/25/2020         1,421,924
      1,977,255  SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                        7.00         08/20/2032         1,976,637
      9,252,013  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                 2001-4 CLASS A1                                                    9.22         10/25/2024        10,088,605
      1,578,582  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                 2001-4 CLASS A2                                                    9.65         10/25/2024         1,611,622
        600,587  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS
                 A+/-                                                               5.84         02/25/2028           602,811
      5,390,228  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                 A+/- ++                                                            8.73         04/15/2027         5,414,914
      6,928,026  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                 A+/- ++                                                            8.52         07/15/2027         6,983,092
        230,739  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A CLASS
                 3A+/-                                                              5.46         05/25/2032           229,645
      2,267,079  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-        4.82         10/25/2032         2,249,442
      2,410,052  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-        4.38         12/25/2032         2,377,077
      6,694,846  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-         3.07         08/25/2033         6,585,955
        781,652  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/- (I)         6.83         08/25/2032           778,410
        689,097  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/- (I)         6.83         08/25/2032           686,239
      2,588,824  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/- (I)      6.66         12/28/2037         2,588,824

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $252,203,443)                                                     252,883,146
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 30.56%

AMUSEMENT & RECREATION SERVICES - 0.53%
      1,920,000  CAESARS ENTERTAINMENT INCORPORATED                                 8.50         11/15/2006         1,929,348
      2,900,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/- ++               6.52         12/01/2010         2,898,637

                                                                                                                    4,827,985
                                                                                                              ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.43%
      2,405,000  DR HORTON INCORPORATED<<                                           7.50         12/01/2007         2,455,693
      1,445,000  K HOVNANIAN ENTERPRISES<<                                         10.50         10/01/2007         1,506,413

                                                                                                                    3,962,106
                                                                                                              ---------------

COMMUNICATIONS - 5.07%
      2,750,000  AIRGATE PCS INCORPORATED+/-                                        9.26         10/15/2011         2,811,875
     10,020,000  CLEAR CHANNEL COMMUNICATIONS<<                                     3.13         02/01/2007         9,918,548
      2,000,000  COX COMMUNICATIONS INCORPORATED+/-                                 5.87         12/14/2007         2,009,830
      1,155,000  LIBERTY MEDIA CORPORATION+/-                                       6.83         09/17/2006         1,155,393
      3,860,000  NEXTEL PARTNERS INCORPORATED                                       8.13         07/01/2011         4,053,000
      2,250,000  QWEST CORPORATION+/-                                               8.58         06/15/2013         2,421,563
      5,000,000  SBC COMMUNICATIONS INCORPORATED+/-                                 5.61         11/14/2008         5,013,230
      2,000,000  SPRINT CAPITAL CORPORATION                                         6.13         11/15/2008         2,026,560
      7,100,000  UNIVISION COMMUNICATIONS INCORPORATED                              2.88         10/15/2006         7,074,184
      3,500,000  VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                      7.60         03/15/2007         3,537,464
      6,455,000  VERIZON WIRELESS CAPITAL LLC                                       5.38         12/15/2006         6,452,554

                                                                                                                   46,474,201
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMPUTER HARDWARE - 0.57%
$     5,300,000  IBM CORPORATION SERIES MTN                                         3.80%        02/01/2008   $     5,190,502
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 5.80%
      5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                7.01         07/15/2029         5,085,960
      7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                             6.51         04/15/2027         7,500,593
      9,500,000  FIRST MARYLAND CAPITAL I+/-                                        6.51         01/15/2027         9,468,517
      2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                      6.19         02/01/2027         1,932,054
      1,145,000  M&T BANK CORPORATION+/- ++                                         3.85         04/01/2013         1,120,393
     12,305,000  NTC CAPITAL TRUST II SERIES B+/-                                   6.10         04/15/2027        11,978,499
        820,000  NTC CAPITAL TRUST SERIES A+/-                                      6.03         01/15/2027           792,694
      5,000,000  STAR BANC CAPITAL TRUST I+/-                                       6.09         06/15/2027         4,944,855
      4,500,000  SUNTRUST CAPITAL III+/-                                            5.98         03/15/2028         4,409,519
      6,000,000  WACHOVIA BANK NATIONAL SERIES BKNT                                 4.38         08/15/2008         5,904,630

                                                                                                                   53,137,714
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.22%
      4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                5.63         12/01/2009         4,792,574
      2,890,000  ENTERGY GULF STATES INCORPORATED                                   5.12         08/01/2010         2,816,999
      4,000,000  FAR WEST WATER & SEWER INCORPORATED++                              7.63         06/28/2007         3,996,000
      2,700,000  IPALCO ENTERPRISES INCORPORATED                                    8.38         11/14/2008         2,787,750
      5,000,000  PSEG FUNDING TRUST                                                 5.38         11/16/2007         4,987,130
      1,000,000  VIRGINIA ELECTRIC & POWER SERIES A                                 5.38         02/01/2007           999,002

                                                                                                                   20,379,455
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
      EXCEPT COMPUTER EQUIPMENT - 0.55%
      5,000,000  DOMINION RESOURCES INCORPORATED SERIES D+/-                        5.79         09/28/2007         5,004,250
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.19%
      6,000,000  GENERAL MILLS INCORPORATED                                         5.13         02/15/2007         5,990,256
      2,900,000  HJ HEINZ COMPANY++                                                 6.43         12/01/2008         2,954,984
      2,000,000  KRAFT FOODS INCORPORATED                                           5.25         06/01/2007         1,995,266

                                                                                                                   10,940,506
                                                                                                              ---------------

HEALTH SERVICES - 0.53%
      4,815,000  CAREMARK RX INCORPORATED                                           7.38         10/01/2006         4,820,282
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.69%
        800,000  MARTIN LUTHER KING FOUNDATION INCORPORATED SERIES 1998+/- (I)      5.40         12/01/2028           800,000
      5,500,000  MORGAN STANLEY                                                     5.80         04/01/2007         5,508,564

                                                                                                                    6,308,564
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.63%
      1,925,000  CAESARS ENTERTAINMENT INCORPORATED                                 9.38         02/15/2007         1,949,063
      3,855,000  MGM MIRAGE INCORPORATED                                            7.25         10/15/2006         3,855,000

                                                                                                                    5,804,063
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.71%
      6,550,000  JOHN DEERE CAPITAL CORPORATION                                     3.88         03/07/2007         6,498,229
                                                                                                              ---------------

INSURANCE CARRIERS - 1.84%
      9,000,000  HSB CAPITAL I SERIES B+/-                                          6.42         07/15/2027         8,979,921
      3,850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<< +/-           5.73         07/11/2011         3,858,639
      4,000,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                               4.10         11/15/2006         3,990,828

                                                                                                                   16,829,388
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.39%
$     4,010,000  FORD MOTOR CREDIT COMPANY<<                                        6.50%        01/25/2007   $     4,016,207
     15,835,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                   5.38         03/15/2007        15,838,024
      6,275,000  HSBC FINANCE CORPORATION                                           5.84         02/15/2008         6,317,193
      4,825,000  RESIDENTIAL CAPITAL CORPORATION+/-                                 6.69         11/21/2008         4,874,688

                                                                                                                   31,046,112
                                                                                                              ---------------

OIL & GAS EXTRACTION - 0.64%
      5,850,000  MARATHON OIL CORPORATION                                           5.38         06/01/2007         5,849,690
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.11%
      1,000,000  INTERNATIONAL PAPER COMPANY                                        6.50         11/15/2007         1,007,790
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.75%
      1,930,000  E W SCRIPPS COMPANY                                                3.75         02/15/2008         1,885,504
      5,000,000  GANNETT COMPANY+/-                                                 5.60         05/26/2009         5,004,540

                                                                                                                    6,890,044
                                                                                                              ---------------

REAL ESTATE - 0.84%
      3,000,000  EOP OPERATING LP                                                   6.75         02/15/2008         3,051,102
      4,600,000  HIGHWOODS REALTY LP                                                7.00         12/01/2006         4,611,923

                                                                                                                    7,663,025
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.64%
      5,000,000  BRANDYWINE OPERATING PARTNERS+/-                                   5.96         04/01/2009         5,004,905
      5,000,000  HRPT PROPERTIES TRUST+/-                                           5.94         03/16/2011         5,006,445
      5,000,000  ISTAR FINANCIAL INCORPORATED+/-                                    5.96         03/16/2009         5,033,325

                                                                                                                   15,044,675
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.93%
      7,705,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                          5.49         03/07/2007         7,709,068
      3,900,000  JOHNSON CONTROLS INCORPORATED+/-                                   5.74         01/17/2008         3,907,960
      6,000,000  RAYTHEON COMPANY                                                   6.75         08/15/2007         6,056,646

                                                                                                                   17,673,674
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.50%
      4,500,000  SAFEWAY INCORPORATED                                               7.00         09/15/2007         4,569,325
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $280,561,684)                                                                 279,921,580
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 5.27%
      5,000,000  AMERICA MOVIL SA DE CV+/-                                          6.12         04/27/2007         5,000,000
      6,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                        3.88         07/22/2008         5,849,940
      1,140,000  PEMEX FINANCE LIMITED                                              9.69         08/15/2009         1,232,260
      9,000,000  REGIONAL DIVERSIFIED FUNDING+/- ++                                 6.81         01/25/2036         9,000,000
      2,900,000  SABMILLER PLC+/- ++                                                5.78         07/01/2009         2,900,142
      2,000,000  TELECOM ITALIA CAPITAL+/-                                          5.97         02/01/2011         1,996,214
      8,095,000  TELUS CORPORATION                                                  7.50         06/01/2007         8,207,529
      8,000,000  TRANSOCEAN INCORPORATED+/-                                         5.60         09/05/2008         7,998,224
      6,000,000  YORKSHIRE POWER FINANCE SERIES B                                   6.50         02/25/2008         6,071,562

TOTAL FOREIGN CORPORATE BONDS@ (COST $48,415,247)                                                                  48,255,871
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 1.99%

CALIFORNIA - 0.33%
$     2,900,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                  7.38%        09/01/2020   $     3,009,156
                                                                                                              ---------------

ILLINOIS - 0.31%
      3,250,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                        5.90         12/01/2008         2,855,125
                                                                                                              ---------------

LOUISIANA - 0.13%
      1,174,362  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                 (OTHER REVENUE LOC)                                                6.36         05/15/2025         1,172,507
                                                                                                              ---------------

MASSACHUSETTS - 0.87%
      4,900,000  BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY
                 REVENUE, GO OF INSTITUTION)                                        5.30         10/01/2019         4,900,000
      3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)                                  7.04         10/01/2028         3,113,130

                                                                                                                    8,013,130
                                                                                                              ---------------

NEW JERSEY - 0.35%
      3,195,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)       5.43         04/13/2007         3,171,708
                                                                                                              ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $18,220,801)                                                                   18,221,626
                                                                                                              ---------------

US TREASURY SECURITIES - 0.04%

US TREASURY BILLS - 0.04%
        400,000  US TREASURY BILL^ #                                                4.94         10/26/2006           397,030
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $396,984)                                                                          397,030
                                                                                                              ---------------

TERM LOANS - 0.48%
      2,446,429  AVIS BUDGET CAR RENTAL LLC TERM LOAN B+/-                          6.75         04/19/2012         2,429,010
      2,000,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                        7.11         04/24/2012         2,007,180

TOTAL TERM LOANS (COST $4,444,822)                                                                                  4,436,190
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 9.25%

COLLATERAL INVESTED IN OTHER ASSETS - 9.25%
        183,765  ABBEY NATIONAL TREASURY SERVICE+/- ++                              5.59         01/16/2007           183,911
      1,225,103  AMERICAN EXPRESS BANK FSB+/-                                       5.29         01/26/2007         1,225,115
        772,347  AMERICAN GENERAL FINANCE CORPORATION+/- ++                         5.36         09/14/2007           772,734
        665,817  AQUIFER FUNDING LIMITED++                                          5.35         09/07/2006           665,237
         58,645  ATLAS CAPITAL FUNDING CORPORATION++                                5.31         09/01/2006            58,645
        665,817  ATLAS CAPITAL FUNDING CORPORATION+/- ++                            5.38         11/10/2006           665,817
        532,653  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                 5.30         04/25/2007           532,664
        532,653  ATOMIUM FUNDING CORPORATION++                                      5.40         11/03/2006           527,758
         66,582  BANK ONE NA ILLINOIS SERIES BKNT+/-                                5.55         01/12/2007            66,612
      5,726,023  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $5,726,876)                                        5.36         09/01/2006         5,726,023
      1,731,123  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.39         02/23/2007         1,731,123
      2,663,267  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,663,663)                                        5.36         09/01/2006         2,663,267
         90,551  BHP BILLITON FINANCE USA LIMITED++                                 5.31         09/08/2006            90,459
      2,647,820  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,648,214)       5.36         09/01/2006         2,647,820
      1,065,307  BUCKINGHAM II CDO LLC                                              5.31         09/25/2006         1,061,578
      1,331,633  BUCKINGHAM III CDO LLC++                                           5.32         09/29/2006         1,326,200
        426,123  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/13/2006           425,377
        319,592  CAIRN HIGH GRADE FUNDING I LLC                                     5.30         09/18/2006           318,799

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       266,327  CAIRN HIGH GRADE FUNDING I LLC                                     5.32%        09/21/2006   $       265,549
        346,225  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         09/25/2006           345,013
         16,006  CEDAR SPRINGS CAPITAL COMPANY++                                    5.27         09/05/2006            15,997
        668,693  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31         09/12/2006           667,623
        378,983  CEDAR SPRINGS CAPITAL COMPANY++                                    5.32         09/25/2006           377,656
        665,817  CEDAR SPRINGS CAPITAL COMPANY++                                    5.33         10/03/2006           662,707
        991,561  CEDAR SPRINGS CAPITAL COMPANY                                      5.39         11/17/2006           980,426
         31,986  CEDAR SPRINGS CAPITAL COMPANY                                      5.38         11/20/2006            31,613
        809,899  CEDAR SPRINGS CAPITAL COMPANY                                      5.37         11/27/2006           799,622
      1,331,633  CHEYNE FINANCE LLC++                                               5.37         11/13/2006         1,317,451
      5,326,533  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $5,327,327)         5.36         09/01/2006         5,326,533
         63,546  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.25         09/12/2006            63,444
         53,265  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                         5.23         09/13/2006            53,172
      3,195,920  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                   5.31         09/08/2006         3,192,660
        798,980  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.34         10/11/2006           794,322
         66,502  CROWN POINT CAPITAL COMPANY++                                      5.48         10/02/2006            66,201
      1,188,483  CULLINAN FINANCE CORPORATION++                                     5.38         09/28/2006         1,183,800
        665,817  DEER VALLEY FUNDING LLC                                            5.36         09/11/2006           664,845
      1,215,249  DEER VALLEY FUNDING LLC++                                          5.31         09/12/2006         1,213,304
        175,776  DEER VALLEY FUNDING LLC++                                          5.27         09/15/2006           175,417
        665,817  DEER VALLEY FUNDING LLC                                            5.41         11/01/2006           659,891
         26,633  FCAR OWNER TRUST SERIES II                                         5.22         10/03/2006            26,508
      2,040,386  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,040,690)      5.36         09/01/2006         2,040,386
      1,331,633  FIVE FINANCE INCORPORATED+/- ++                                    5.37         01/25/2007         1,332,219
         44,050  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.21         09/29/2006            43,871
         53,931  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.44         10/30/2006            53,467
        146,906  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.37         11/15/2006           145,299
         15,980  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.47         11/29/2006            15,772
        921,197  FOX TROT CDO LIMITED                                               5.36         12/01/2006           908,991
        319,858  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.53         09/18/2006           319,878
        426,123  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.41         06/18/2007           426,123
        619,849  GEORGE STREET FINANCE LLC++                                        5.29         09/15/2006           618,584
      1,331,633  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.59         03/30/2007         1,332,858
        271,653  HBOS TREASURY SERVICES PLC+/- ++                                   5.58         01/12/2007           271,862
         41,440  ICICI BANK LIMITED                                                 5.46         11/15/2006            40,987
         81,549  ICICI BANK LIMITED                                                 5.51         12/01/2006            80,469
        932,143  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40         09/17/2007           932,143
         52,839  IRISH LIFE & PERMANENT PLC                                         5.47         12/13/2006            52,047
      3,462,247  JPMORGAN CHASE REPURCHASE AGREEMENT (MATURITY VALUE
                 $3,462,762)                                                        5.36         09/01/2006         3,462,247
      1,704,491  KAUPTHING BANK HF SERIES MTN+/- ++                                 5.39         03/20/2007         1,703,178
        665,817  KESTREL FUNDING LLC++                                              5.45         11/06/2006           659,412
         84,932  KLIO FUNDING CORPORATION++                                         5.46         10/20/2006            84,324
         44,903  KLIO FUNDING CORPORATION++                                         5.36         11/15/2006            44,411
        467,137  KLIO II FUNDING CORPORATION++                                      5.39         10/20/2006           463,797
      2,130,613  KLIO III FUNDING CORPORATION                                       5.30         09/18/2006         2,125,329
        218,734  KLIO III FUNDING CORPORATION++                                     5.46         10/16/2006           217,299
         79,898  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.61         04/20/2007            80,005
         39,949  LEXINGTON PARKER CAPITAL CORPORATION++                             5.49         10/05/2006            39,751
         77,235  LIBERTY STREET FUNDING CORPORATION++                               5.42         09/25/2006            76,964
          6,658  LIBERTY STREET FUNDING CORPORATION                                 5.44         10/25/2006             6,606
        798,980  LIQUID FUNDING LIMITED++                                           5.32         09/21/2006           796,647
        798,980  LIQUID FUNDING LIMITED                                             5.48         11/30/2006           788,497
        932,143  LIQUID FUNDING LIMITED+/- ++                                       5.37         12/01/2006           932,143
        399,490  LIQUID FUNDING LIMITED                                             5.52         12/28/2006           392,627
        932,143  LIQUID FUNDING LIMITED+/- ++                                       5.35         12/29/2006           932,190
         86,556  MERRILL LYNCH  & COMPANY INCORPORATED+/-                           5.61         01/26/2007            86,629
      1,331,633  MORGAN STANLEY+/-                                                  5.38         10/30/2006         1,331,633
      1,864,287  MORGAN STANLEY+/-                                                  5.38         10/10/2006         1,864,287
         26,633  MORGAN STANLEY SERIES EXL+/-                                       5.48         01/19/2007            26,652
        409,477  MORGAN STANLEY SERIES EXL+/-                                       5.39         09/14/2007           409,555
        713,755  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.42         12/11/2006           714,120
        427,454  NATIONWIDE BUILDING SOCIETY+/- ++                                  5.61         07/20/2007           428,040
        266,327  NEWPORT FUNDING CORPORATION++                                      5.39         09/26/2006           265,355

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       564,586  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.43%        10/23/2006   $       560,306
         26,633  NORTH SEA FUNDING LLC++                                            5.38         10/16/2006            26,458
         53,265  NORTH SEA FUNDING LLC                                              5.25         11/24/2006            52,613
        314,931  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.24         09/05/2006           314,749
         11,106  PERRY GLOBAL FUNDING LIMITED SERIES A++                            5.43         09/25/2006            11,067
          7,324  PERRY GLOBAL FUNDING LIMITED SERIES A                              5.50         11/10/2006             7,249
         10,653  PICAROS FUNDING LLC++                                              5.41         11/03/2006            10,555
      1,250,537  RACERS TRUST 2004-6-MM+/- ++                                       5.35         09/22/2006         1,250,737
        665,817  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.41         11/24/2006           665,970
         84,292  ROYAL BANK OF SCOTLAND PLC+/-                                      5.41         11/24/2006            84,312
         87,089  ROYAL BANK OF SCOTLAND PLC+/- ++                                   5.50         03/30/2007            87,145
        665,817  SEDNA FINANCE INCORPORATED+/- ++                                   5.24         12/08/2006           665,890
      4,181,329  SHEFFIELD RECEIVABLES CORPORATION++                                5.28         09/01/2006         4,181,329
      1,868,947  SLM CORPORATION+/-                                                 5.60         01/25/2007         1,870,480
        136,359  SLM CORPORATION+/-                                                 5.69         07/25/2007           136,681
        532,653  SLM CORPORATION+/- ++                                              5.33         09/12/2007           532,765
        333,627  TANGO FINANCE CORPORATION SERIES MTN+/- ++                         5.36         10/25/2006           333,661
        955,261  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/01/2006           946,759
        955,181  TIERRA ALTA FUNDING I LIMITED                                      5.35         11/08/2006           945,705
      2,663,267  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         08/03/2007         2,663,267
        511,853  TRAVELERS INSURANCE COMPANY+/-                                     5.40         02/09/2007           511,843
        665,817  UNICREDITO ITALIANO BANK IRELAND SERIES LIB+/- ++                  5.38         03/09/2007           665,910
        192,421  VERSAILLES CDS LLC++                                               5.32         09/05/2006           192,309
        133,163  VERSAILLES CDS LLC++                                               5.32         09/08/2006           133,028
         39,949  VERSAILLES CDS LLC++                                               5.36         09/22/2006            39,826
        665,817  WAL-MART STORES INCORPORATED+/-                                    5.39         03/28/2007           665,823
        852,245  WHISTLEJACKET CAPITAL LIMITED                                      5.34         10/16/2006           846,655
         46,900  WHISTLEJACKET CAPITAL LIMITED++                                    5.36         11/20/2006            46,353
        153,937  WHITE PINE FINANCE LLC++                                           5.30         09/01/2006           153,938

                                                                                                                   84,722,930
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $84,722,930)                                                         84,722,930
                                                                                                              ---------------

SHARES

SHORT-TERM INVESTMENTS - 6.37%
     58,361,015  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     58,361,015
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $58,361,015)                                                                    58,361,015
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,036,723,480)*                                   110.46%                                              $ 1,011,859,119

OTHER ASSETS AND LIABILITIES, NET                        (10.46)                                                  (95,789,915)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   916,069,204
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $58,361,015.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.07%
           N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO         $     9,829,475
           N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                  68,732,338
           N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                     19,639,883

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $97,980,879)                  98,201,696
                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $97,980,879)*                                      100.07%                 $    98,201,696

OTHER ASSETS AND LIABILITIES, NET                         (0.07)                         (72,851)
                                                        -------                  ---------------

TOTAL NET ASSETS                                         100.00%                 $    98,128,845
                                                        -------                  ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.45%
$     500,000  DB MASTER FINANCE LLC SERIES 2006-1 CLASS M1++                                8.29%      06/20/2031      $    508,998
                                                                                                                        ------------
TOTAL ASSET BACKED SECURITIES (COST $499,992)                                                                                508,998
                                                                                                                        ------------

CORPORATE BONDS & NOTES - 71.27%

AGRICULTURAL PRODUCTION CROPS - 0.30%
      350,000  DOLE FOOD COMPANY INCORPORATED<<                                              8.88       03/15/2011           341,250
                                                                                                                        ------------

AMUSEMENT & RECREATION SERVICES - 2.71%

    1,875,000  DIRECTV HOLDINGS FINANCE                                                      6.38       06/15/2015         1,753,125
      480,000  PENN NATIONAL GAMING INCORPORATED                                             6.88       12/01/2011           477,600
      100,000  RIVER ROCK ENTERTAINMENT AUTHORITY                                            9.75       11/01/2011           105,875
      530,000  SPEEDWAY MOTORSPORTS INCORPORATED                                             6.75       06/01/2013           520,725
      250,000  TRUE TEMPER SPORTS INCORPORATED                                               8.38       09/15/2011           222,500

                                                                                                                           3,079,825
                                                                                                                        ------------

APPAREL & ACCESSORY STORES - 0.54%
      600,000  PAYLESS SHOESOURCE INCORPORATED                                               8.25       08/01/2013           615,000
                                                                                                                        ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.66%
      600,000  LEVI STRAUSS & COMPANY                                                       12.25       12/15/2012           672,000
       75,000  PHILLIPS VAN-HEUSEN                                                           7.25       02/15/2011            74,813

                                                                                                                             746,813
                                                                                                                        ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.14%
      550,000  ASBURY AUTOMOTIVE GROUP INCORPORATED                                          9.00       06/15/2012           556,875
      150,000  AUTONATION INCORPORATED++ +/-                                                 7.51       04/15/2013           150,750
       15,000  GROUP 1 AUTOMOTIVE INCORPORATED                                               8.25       08/15/2013            15,169
      575,000  SONIC AUTOMOTIVE INCORPORATED SERIES B                                        8.63       08/15/2013           570,688

                                                                                                                           1,293,482
                                                                                                                        ------------

BUSINESS SERVICES - 3.81%
      500,000  H&E EQUIPMENT SERVICES INCORPORATED++                                         8.38       07/15/2016           507,500
      450,000  HERTZ CORPORATION++                                                           8.88       01/01/2014           466,875
      170,000  HERTZ CORPORATION++ <<                                                       10.50       01/01/2016           183,175
      600,000  OAKHILL SECURITY FUND II SERIES B1-A                                          8.57       10/15/2006           600,900
      700,000  PENHALL INTERNATIONAL CORPORATION++ <<                                       12.00       08/01/2014           714,000
      150,000  STRIPES ACQUISITION/SUSSER FINANCE++                                         10.63       12/15/2013           157,500
      200,000  SUNGARD DATA SYSTEMS INCORPORATED                                             3.75       01/15/2009           186,000
      450,000  SUNSTATE EQUIPMENT COMPANY LLC++                                             10.50       04/01/2013           469,125
      600,000  VERTIS INCORPORATED                                                           9.75       04/01/2009           607,500
      425,000  WILLIAMS SCOTSMAN INCORPORATED                                                8.50       10/01/2015           431,375

                                                                                                                           4,323,950
                                                                                                                        ------------

CHEMICALS & ALLIED PRODUCTS - 0.48%
      230,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                           10.13       09/01/2008           242,650
      295,000  LYONDELL CHEMICAL COMPANY SERIES A                                            9.63       05/01/2007           300,900

                                                                                                                             543,550
                                                                                                                        ------------

COAL MINING - 0.22%
      275,000  MASSEY ENERGY COMPANY                                                         6.88       12/15/2013           255,063
                                                                                                                        ------------

COMMUNICATIONS - 14.33%
      280,000  AMERICAN MEDIA OPERATIONS INCORPORATED<<                                      8.88       01/15/2011           243,600
      480,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                                       9.45       12/15/2010           492,000
      600,000  CENTENNIAL COMMUNICATIONS CORPORATION                                        10.00       01/01/2013           598,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$       650,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                      8.00%       04/30/2012    $    651,625
        770,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                      8.38        04/30/2014         777,700
      1,070,000  CINCINNATI BELL INCORPORATED                                                 7.00        02/15/2015       1,043,250
        325,000  CITIZENS COMMUNICATIONS COMPANY                                              7.05        10/01/2046         279,500
        275,000  CSC HOLDINGS INCORPORATED                                                    7.88        12/15/2007         280,156
        475,000  DOBSON CELLULAR SYSTEMS                                                      8.38        11/01/2011         491,625
        400,000  DOBSON CELLULAR SYSTEMS++                                                    8.38        11/01/2011         414,000
      1,400,000  DOBSON CELLULAR SYSTEMS                                                      9.88        11/01/2012       1,494,500
        250,000  DOBSON COMMUNICATIONS CORPORATION+/-                                         9.32        10/15/2012         253,125
        695,000  DOBSON COMMUNICATIONS CORPORATION<<                                          8.88        10/01/2013         686,313
      1,025,000  ECHOSTAR DBS CORPORATION++                                                   7.13        02/01/2016         998,094
        280,000  ESCHELON OPERATING COMPANY                                                   8.38        03/15/2010         270,200
        300,000  FISHER COMMUNICATIONS INCORPORATED                                           8.63        09/15/2014         308,250
        750,000  PANAMSAT CORPORATION                                                         9.00        08/15/2014         763,125
        350,000  PANAMSAT CORPORATION++                                                       9.00        06/15/2016         355,250
        155,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                              7.25        02/15/2011         153,644
        785,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                     7.50        02/15/2014         778,131
        600,000  QWEST CORPORATION                                                            8.88        03/15/2012         649,500
        500,000  QWEST CORPORATION+/-                                                         8.58        06/15/2013         538,125
        150,000  QWEST CORPORATION++                                                          7.50        10/01/2014         152,625
        480,000  QWEST CORPORATION                                                            7.63        06/15/2015         492,600
      1,305,000  RURAL CELLULAR CORPORATION                                                   9.88        02/01/2010       1,347,413
        200,000  RURAL CELLULAR CORPORATION                                                   8.25        03/15/2012         205,000
        325,000  TELCORDIA TECHNOLOGIES INCORPORATED++                                       10.00        03/15/2013         259,188
        300,000  TIME WARNER TELECOMMUNICATION HOLDINGS                                       9.25        02/15/2014         312,000
        135,000  UBIQUITEL OPERATING COMPANY                                                  9.88        03/01/2011         146,813
        200,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                         7.75        02/15/2015         211,000
        250,000  WINDSTREAM CORPORATION++                                                     8.13        08/01/2013         263,750
        350,000  WINDSTREAM CORPORATION++                                                     8.63        08/01/2016         370,125

                                                                                                                          16,280,727
                                                                                                                        ------------

DEPOSITORY INSTITUTIONS - 0.83%
        950,000  CHEVY CHASE BANK FSB                                                         6.88        12/01/2013         945,250
                                                                                                                        ------------

EATING & DRINKING PLACES - 2.62%
        430,000  BUFFETS INCORPORATED<<                                                      11.25        07/15/2010         453,650
      1,400,000  O'CHARLEYS INCORPORATED                                                      9.00        11/01/2013       1,428,000
      1,050,000  REAL MEX RESTAURANTS INCORPORATED                                           10.00        04/01/2010       1,092,000

                                                                                                                           2,973,650
                                                                                                                        ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.31%
        300,000  ALLIED WASTE NORTH AMERICA                                                   6.50        11/15/2010         294,750
        350,000  ALLIED WASTE NORTH AMERICA<<                                                 6.38        04/15/2011         339,500
        200,000  ALLIED WASTE NORTH AMERICA                                                   7.88        04/15/2013         202,500
        450,000  EL PASO PERFORMANCE-LINKED TRUST++                                           7.75        07/15/2011         458,438
        300,000  FERRELLGAS PARTNERS LP                                                       6.75        05/01/2014         288,750
        175,000  NEVADA POWER COMPANY++                                                       5.95        03/15/2016         173,108
        125,000  NORTHWEST PIPELINE CORPORATION++                                             7.00        06/15/2016         126,406
        605,000  NRG ENERGY INCORPORATED                                                      7.25        02/01/2014         597,438
      1,000,000  NRG ENERGY INCORPORATED                                                      7.38        02/01/2016         985,000
        300,000  SIERRA PACIFIC POWER COMPANY++                                               6.00        05/15/2016         297,776

                                                                                                                           3,763,666
                                                                                                                        ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.28%
        300,000  AMKOR TECHNOLOGY INCORPORATED<<                                              9.25        06/01/2016         285,750
        660,000  L-3 COMMUNICATIONS CORPORATION                                               6.38        10/15/2015         635,250
        525,000  SPANSION LLC++                                                              11.25        01/15/2016         537,469

                                                                                                                           1,458,469
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE    MATURITY DATE         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.37%
$     400,000  CORNELL COMPANIES INCORPORATED                                             10.75%        07/01/2012      $    425,000
                                                                                                                        ------------

FOOD & KINDRED PRODUCTS - 0.83%
       76,000  DOLE FOODS COMPANY INCORPORATED                                             8.63         05/01/2009            74,860
      200,000  DOLE FOODS COMPANY INCORPORATED                                             7.25         06/15/2010           187,500
      650,000  REYNOLDS AMERICAN INCORPORATED++                                            7.63         06/01/2016           678,181

                                                                                                                             940,541
                                                                                                                        ------------

FOOD STORES - 0.11%
      121,000  DOMINO'S INCORPORATED                                                       8.25         07/01/2011           125,235
                                                                                                                        ------------

GENERAL MERCHANDISE STORES - 0.74%
      860,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                   8.50         01/15/2013           840,650
                                                                                                                        ------------

HEALTH SERVICES - 0.60%
      375,000  HEALTHSOUTH CORPORATION++                                                  10.75         06/15/2016           383,438
      280,000  SKILLED HEALTHCARE GROUP INCORPORATED++                                    11.00         01/15/2014           295,400

                                                                                                                             678,838
                                                                                                                        ------------

HOLDING & OTHER INVESTMENT OFFICES - 4.76%
      600,000  ALAMOSA DELAWARE INCORPORATED                                               8.50         01/31/2012           636,000
    1,850,000  BF SAUL REIT                                                                7.50         03/01/2014         1,877,750
      700,000  FELCOR LODGING LP+/-                                                        9.57         06/01/2011           717,500
      925,000  PCA FINANCE CORPORATION                                                    11.88         08/01/2009           185,000
      905,000  SHERIDAN ACQUISITION CORPORATION                                           10.25         08/15/2011           911,788
      850,000  SUNGARD DATA SYSTEMS INCORPORATED (SENIOR)                                  9.13         08/15/2013           877,625
      200,000  SUNGARD DATA SYSTEMS INCORPORATED (SUBORDINATE)                            10.25         08/15/2015           204,250

                                                                                                                           5,409,913
                                                                                                                        ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.42%
      300,000  AZTAR CORPORATION                                                           9.00         08/15/2011           313,500
      600,000  MAJESTIC STAR CASINO LLC                                                    9.50         10/15/2010           617,250
      200,000  MANDALAY RESORT GROUP                                                       6.50         07/31/2009           198,250
      400,000  MGM MIRAGE INCORPORATED                                                     6.00         10/01/2009           391,000
       25,000  MGM MIRAGE INCORPORATED                                                     6.75         09/01/2012            24,313
      200,000  MGM MIRAGE INCORPORATED                                                     5.88         02/27/2014           182,500
      300,000  MGM MIRAGE INCORPORATED                                                     6.63         07/15/2015           282,375
      200,000  MTR GAMING GROUP INCORPORATED++                                             9.00         06/01/2012           201,500
      425,000  SAN PASQUAL CASINO++                                                        8.00         09/15/2013           427,656
      800,000  STATION CASINOS INCORPORATED                                                6.00         04/01/2012           765,000
      150,000  STATION CASINOS INCORPORATED                                                6.88         03/01/2016           138,938
      355,000  WYNN LAS VEGAS LLC                                                          6.63         12/01/2014           339,025

                                                                                                                           3,881,307
                                                                                                                        ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.50%
      600,000  FEDDERS NORTH AMERICA INCORPORATED<<                                        9.88         03/01/2014           414,000
      150,000  UGS CAPITAL CORPORATION II++ +/- (y)                                       10.38         06/01/2011           151,125

                                                                                                                             565,125
                                                                                                                        ------------

INSURANCE CARRIERS - 0.44%
      500,000  MULTIPLAN INCORPORATED++                                                   10.38         04/15/2016           503,750
                                                                                                                        ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.65%
      625,000  CORRECTIONS CORPORATION OF AMERICA                                          6.25         03/15/2013           603,906

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE         VALUE
JUSTICE, PUBLIC ORDER & SAFETY (continued)
$    130,000  CORRECTIONS CORPORATION OF AMERICA                                         6.75%        01/31/2014      $    128,375

                                                                                                                           732,281
                                                                                                                      ------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.59%
     650,000  RURAL METRO CORPORATION                                                    9.88         03/15/2015           666,250
                                                                                                                      ------------

MACHINERY - 1.01%
     200,000  JLG INDUSTRIES INCORPORATED                                                8.25         05/01/2008           206,000
     905,000  JLG INDUSTRIES INCORPORATED<<                                              8.38         06/15/2012           941,200

                                                                                                                         1,147,200
                                                                                                                      ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.66%
     800,000  BOMBARDIER INCORPORATED++ <<                                               6.75         05/01/2012           751,000
                                                                                                                      ------------

MISCELLANEOUS RETAIL - 0.92%
     360,000  AMERIGAS PARTNERS LP                                                       7.25         05/20/2015           353,700
     300,000  AMERIGAS PARTNERS LP                                                       7.13         05/20/2016           291,750
     400,000  DENNY'S CORPORATION/HOLDINGS INCORPORATED<<                               10.00         10/01/2012           403,000

                                                                                                                         1,048,450
                                                                                                                      ------------

MOTION PICTURES - 1.87%
     602,000  AMC ENTERTAINMENT INCORPORATED+/-                                          9.66         08/15/2010           620,060
     650,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                    8.63         08/15/2012           666,250
     750,000  BARRINGTON BROADCASTING GROUP LLC/CAPITAL CORPORATION++                   10.50         08/15/2014           735,000
     602,000  MUZAK FINANCE CORPORATION LLC (SUBORDINATED BOND)*                        13.00         03/15/2010            99,330

                                                                                                                         2,120,640
                                                                                                                      ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.06%
      70,000  TRAILER BRIDGE INCORPORATED(i)                                             9.25         11/15/2011            71,225
                                                                                                                      ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.75%
     224,000  CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS INCORPORATED           9.75         04/01/2012           234,640
     400,000  FORD MOTOR CREDIT COMPANY                                                  7.25         10/25/2011           382,279
   1,595,000  FORD MOTOR CREDIT COMPANY                                                  7.00         10/01/2013         1,488,610
     450,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                    6.75         12/01/2014           431,409
   1,700,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                    8.00         11/01/2031         1,718,173

                                                                                                                         4,255,111
                                                                                                                      ------------

OIL & GAS EXTRACTION - 2.30%
     735,000  CHESAPEAKE ENERGY CORPORATION                                              6.50         08/15/2017           681,713
     650,000  CHESAPEAKE ENERGY CORPORATION                                              6.88         11/15/2020           612,625
     350,000  EL PASO CORPORATION                                                        6.75         05/15/2009           350,000
     300,000  EL PASO CORPORATION                                                        7.88         06/15/2012           309,750
     450,000  HANOVER EQUIPMENT TRUST 01 SERIES A                                        8.50         09/01/2008           457,875
     200,000  PETROHAWK ENERGY CORPORATION++                                             9.13         07/15/2013           203,500

                                                                                                                         2,615,463
                                                                                                                      ------------

PAPER & ALLIED PRODUCTS - 0.83%
     400,000  GRAHAM PACKAGING COMPANY INCORPORATED                                      8.50         10/15/2012           387,000
     600,000  NEENAH PAPER INCORPORATED                                                  7.38         11/15/2014           558,750

                                                                                                                           945,750
                                                                                                                      ------------

PERSONAL SERVICES - 1.01%
     120,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++ +/-                            8.78         11/15/2012           123,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE    MATURITY DATE          VALUE
PERSONAL SERVICES (continued)
$    250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                            8.00%        11/15/2013      $    252,500
     350,000  MAC-GRAY CORPORATION                                                   7.63         08/15/2015           355,250
      75,000  SERVICE CORPORATION INTERNATIONAL                                      7.70         04/15/2009            76,688
     355,000  SERVICE CORPORATION INTERNATIONAL++                                    7.50         06/15/2017           339,913

                                                                                                                     1,147,951
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.01%
     275,000  COLORADO INTERSTATE GAS COMPANY                                        6.80         11/15/2015           272,543
     425,000  PETROQUEST ENERGY INCORPORATED                                        10.38         05/15/2012           442,000
     450,000  TESORO CORPORATION++                                                   6.63         11/01/2015           434,250

                                                                                                                     1,148,793
                                                                                                                  ------------

PIPELINES, EXCEPT NATURAL GAS - 2.60%
     150,000  EL PASO CORPORATION                                                    7.63         08/16/2007           151,875
   1,275,000  EL PASO CORPORATION SERIES MTN<<                                       7.75         01/15/2032         1,281,375
     320,000  PACIFIC ENERGY PARTNERS LP/FINANCE CORPORATION                         6.25         09/15/2015           312,800
     450,000  TRANSMONTAIGNE INCORPORATED                                            9.13         06/01/2010           480,807
     400,000  WILLIAMS COMPANIES INCORPORATED++ << +/-                               7.51         10/01/2010           404,000
     300,000  WILLIAMS COMPANIES INCORPORATED                                        8.75         03/15/2032           323,250

                                                                                                                     2,954,107
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.51%
     511,000  DEX MEDIA WEST/FINANCE COMPANY SERIES B                                9.88         08/15/2013           548,686
     500,000  HOUGHTON MIFFLIN COMPANY                                               8.25         02/01/2011           505,000
   1,045,000  HOUGHTON MIFFLIN COMPANY                                               9.88         02/01/2013         1,081,575
     425,000  HOUGHTON MIFFLIN COMPANY*                                             10.46         10/15/2013           355,938
     350,000  MEDIANEWS GROUP INCORPORATED                                           6.88         10/01/2013           320,250
     350,000  NIELSEN FINANCE LLC/FINANCE COMPANY++ <<*                             12.04         08/01/2016           200,375
     100,000  PRIMEDIA INCORPORATED                                                  8.88         05/15/2011            97,000
     425,000  PRIMEDIA INCORPORATED                                                  8.00         05/15/2013           379,313
     500,000  R.H. DONNELLEY CORPORATION SERIES A-3                                  8.88         01/15/2016           492,500

                                                                                                                     3,980,637
                                                                                                                  ------------

REAL ESTATE - 2.48%
     610,000  ASHTON WOODS USA LLC/FINANCE COMPANY                                   9.50         10/01/2015           529,175
     735,000  FELCOR SUITES LP<<                                                     7.63         10/01/2007           742,350
     200,000  HOST MARRIOTT LP                                                       7.13         11/01/2013           202,000
     915,000  HOST MARRIOTT LP SERIES I                                              9.50         01/15/2007           925,294
     225,000  HOST MARRIOTT LP SERIES M                                              7.00         08/15/2012           226,688
     200,000  THORNBURG MORTGAGE INCORPORATED                                        8.00         05/15/2013           196,000

                                                                                                                     2,821,507
                                                                                                                  ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.25%
     400,000  CROWN CORK & SEAL                                                      8.00         04/15/2023           378,000
   1,025,000  OWENS-BROCKWAY GLASS                                                   8.25         05/15/2013         1,037,813

                                                                                                                     1,415,813
                                                                                                                  ------------

TRANSPORTATION BY AIR - 0.18%
     207,788  CONTINENTAL AIRLINES INCORPORATED SERIES 00-1                          8.50         05/01/2011           205,884
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 1.54%
     175,000  ARVINMERITOR INCORPORATED<<                                            8.75         03/01/2012           170,625
     230,000  FORD MOTOR COMPANY<<                                                   7.45         07/16/2031           180,550
     820,000  GENERAL MOTORS CORPORATION<<                                           8.38         07/15/2033           686,750
     500,000  GREENBRIER COMPANIES INCORPORATED                                      8.38         05/15/2015           503,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                               INTEREST RATE  MATURITY DATE     VALUE
TRANSPORTATION EQUIPMENT (continued)
$     193,000 TRW AUTOMOTIVE INCORPORATED                                                      9.38%       02/15/2013   $    206,028

                                                                                                                           1,747,703
                                                                                                                        ------------

TRANSPORTATION SERVICES - 0.57%
     600,000  NEFF RENTAL CORPORATION++                                                       11.25        06/15/2012        645,000
                                                                                                                        ------------

WATER TRANSPORTATION - 0.18%
     200,000  GULFMARK OFFSHORE INCORPORATED                                                   7.75        07/15/2014        199,000
                                                                                                                        ------------

WHOLESALE TRADE-DURABLE GOODS - 0.30%
     350,000  OMNICARE INCORPORATED                                                            6.88        12/15/2015        334,688
                                                                                                                        ------------

TOTAL CORPORATE BONDS & NOTES (COST $82,635,398)                                                                          80,945,507
                                                                                                                        ------------

FOREIGN CORPORATE BONDS@- 4.46%
     300,000  ABITIBI CONSOLIDATED INCORPORATED                                                6.95        04/01/2008        297,750
      75,000  ABITIBI CONSOLIDATED INCORPORATED                                                5.25        06/20/2008         71,625
     800,000  AVAGO TECHNOLOGIES FINANCE++                                                    10.13        12/01/2013        837,000
     950,000  AVAGO TECHNOLOGIES FINANCE++ <<                                                 11.88        12/01/2015      1,024,813
     432,000  CROWN CORK & SEAL FINANCE PLC                                                    7.00        12/15/2006        432,000
      60,000  INTELSAT BERMUDA LIMITED+/-                                                     10.48        01/15/2012         60,900
     850,000  INTELSAT BERMUDA LIMITED++                                                      11.25        06/15/2016        880,813
     800,000  INTELSAT LIMITED<<                                                               5.25        11/01/2008        762,000
     350,000  SENSATA TECHNOLOGIES BV++                                                        8.00        05/01/2014        343,000
     365,000  VIDEOTRON LTEE                                                                   6.88        01/15/2014        358,156

TOTAL FOREIGN CORPORATE BONDS (COST $5,089,828)                                                                            5,068,057
                                                                                                                        ------------

TERM LOANS - 17.93%
     220,512  AWAS AVIATION HOLDINGS LLC 2ND LIEN TERM LOAN+/-                                11.50        03/22/2013        221,063
      80,000  BLB-WEMBLEY 2ND LIEN TERM LOAN+/-                                                8.74        08/11/2012         80,850
     400,000  BOMBARDIER RECREATIONAL TERM LOAN B+/-                                           8.11        06/27/2013        399,252
     187,338  CALPINE CORPORATION 1ST LIEN TERM LOAN+/-                                        7.75        12/20/2007        189,622
     574,600  CALPINE CORPORATION 2ND LIEN TERM LOAN+/-                                        9.50        12/20/2007        581,604
     660,000  CHARTER COMMUNICATIONS TERM LOAN B+/-                                            8.13        04/28/2013        661,241
     148,376  CHENIERE ENERGY TERM LOAN+/-                                                     8.25        08/30/2012        149,164
     172,909  CONSOLIDATED CONTAINER TERM LOAN+/-                                              8.38        12/15/2008        173,125
     220,665  COVANTA ENERGY 1ST LIEN TERM LOAN+/-                                             7.70        06/10/2012        221,768
     247,480  COVANTA ENERGY 1ST LIEN TERM LOAN+/-                                             5.46        06/11/2012        237,580
     162,500  COVANTA ENERGY 2ND LIEN TERM LOAN+/-                                            10.67        06/10/2013        165,344
   1,246,875  CSC HOLDINGS INCORPORATED TERM LOAN+/-                                           6.90        03/23/2013      1,239,506
     826,175  DELPHI CORPORATION TERM LOAN+/-                                                 13.75        06/14/2011        854,315
     800,000  DENNY'S CORPORATION 2ND LIEN TERM LOAN+/-                                       10.34        08/26/2010        809,248
     302,727  EAGLE ROCK ENERGY TERM LOAN B+/-                                                 8.01        12/01/2012        302,727
     531,078  GEORGIA PACIFIC 1ST TERM LOAN B+/-                                               7.35        12/23/2012        531,476
   1,795,000  GEORGIA PACIFIC 2ND LIEN TERM LOAN C+/-                                          7.98        12/23/2013      1,809,845
     465,000  GOODYEAR TIRE AND RUBBER 2ND LIEN TERM LOAN+/-                                   7.95        04/30/2010        468,371
   1,700,000  HEALTHSOUTH CORPORATION SENIOR SECURED TERM LOAN+/-                              8.52        03/10/2013      1,704,675
      75,000  HELM CORPORATION 2ND LIEN TERM LOAN+/-                                          11.96        07/08/2012         75,750
     715,153  KEY ENERGY SERVICES TERM LOAN+/-                                                 9.11        06/30/2012        718,429
     893,505  LPL HOLDINGS INCORPORATED TERM LOAN B+/-                                         8.67        06/27/2013        902,440
     500,000  LSP GENERAL FINANCE COMPANY LLC/LSP-KENDALL ENERGY LLC 2ND LIEN TERM LOAN+/-     9.00        04/07/2014        505,000
   1,000,000  NIELSEN FINANCE LLC TERM LOAN+/-                                                 8.20        08/09/2013        995,000
     548,625  NRG ENERGY TERM LOAN+/-                                                          7.23        01/31/2013        550,869
   1,050,000  PIEDMONT HAWTHORNE 2ND LIEN TERM LOAN+/-                                        10.23        08/27/2011      1,056,563
     629,389  PLUM POINT ENERGY ASSOCIATES 1ST LIEN TERM LOAN+/-                               8.75        03/15/2014        634,110
     191,429  PLUM POINT ENERGY ASSOCIATES SYNTHETIC FUNDED LOC TERM LOAN+/-                   7.17        03/15/2014        192,386
     500,000  QUALITY HOME BRANDS 2ND LIEN TERM LOAN+/-                                       11.94        06/16/2013        504,375
     718,211  SUNGARD DATA SYSTEMS TERM LOAN B+/-                                              8.00        02/11/2013        722,219
     940,000  TOWER AUTOMOTIVE DIP TERM LOAN+/-                                                8.25        02/25/2007        945,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------


PRINCIPAL      SECURITY NAME                                                    INTEREST RATE       MATURITY DATE           VALUE
TERM LOANS (continued)
$     790,000  TOYS R US TERM LOAN+/-                                                8.40%           12/01/2008         $    787,038
      721,156  WASTE SERVICES INCORPORATED TRANCHE B+/-                              8.75            04/30/2011              724,761
      250,000  X RITE CORPORATION 2ND LIEN TERM LOAN+/-                             10.39            06/30/2013              250,000

TOTAL TERM LOANS (COST $20,249,362)                                                                                       20,364,811
                                                                                                                        ------------
SHARES

PREFERRED STOCKS - 0.00%
            1  ION MEDIA NETWORKS INCORPORATED                                                                                 1,735

TOTAL PREFERRED STOCKS (COST $1,688)                                                                                           1,735
                                                                                                                        ------------

COLLATERAL FOR SECURITIES LENDING - 10.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.35%
      187,646  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                        187,645
      206,549  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               206,549

                                                                                                                             394,194
                                                                                                                        ------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 10.44%
       35,109  ALLIANCE & LEICESTER PLC                                              5.49            10/25/2006               34,833
       49,714  AMERICAN GENERAL FINANCE CORPORATION++ +/-                            5.36            09/14/2007               49,739
      138,095  AQUIFER FUNDING LIMITED++                                             5.35            09/06/2006              137,994
        5,524  AQUINAS FUNDING LLC++                                                 5.38            12/11/2006                5,443
      138,095  ATLAS CAPITAL FUNDING CORPORATION+/-                                  5.30            10/20/2006              138,095
      276,189  ATLAS CAPITAL FUNDING CORPORATION+/-                                  5.37            11/03/2006              276,189
      138,095  ATLAS CAPITAL FUNDING CORPORATION+/-                                  5.31            12/22/2006              138,095
      138,095  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                    5.30            04/25/2007              138,097
      151,799  ATOMIUM FUNDING CORPORATION++                                         5.40            11/03/2006              150,404
      138,095  BANCO SANTANDER TOTTA LN++ +/-                                        5.33            11/16/2007              138,084
      138,095  BANK OF AMERICA NA SERIES BKNT+/-                                     5.36            06/19/2007              138,103
       91,143  BANK ONE NA ILLINOIS SERIES BKNT+/-                                   5.55            01/12/2007               91,184
      165,714  BEAR STEARNS & COMPANY+/-                                             5.37            10/04/2006              165,714
       33,143  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB+/-                    5.66            01/16/2007               33,169
      414,284  BHP BILLITON FINANCE (USA) LIMITED                                    5.30            09/15/2006              413,439
       63,474  BUCKINGHAM CDO LLC++                                                  5.29            09/18/2006               63,316
      138,133  BUCKINGHAM II CDO LLC                                                 5.30            09/18/2006              137,791
      198,856  BUCKINGHAM II CDO LLC                                                 5.30            09/19/2006              198,333
      138,095  BUCKINGHAM III CDO LLC                                                5.35            10/27/2006              136,966
       46,400  CAIRN HIGH GRADE FUNDING I++                                          5.32            09/01/2006               46,400
      127,047  CAIRN HIGH GRADE FUNDING I                                            5.36            09/05/2006              126,973
      165,714  CAIRN HIGH GRADE FUNDING I                                            5.30            09/14/2006              165,399
      251,725  CEDAR SPRINGS CAPITAL COMPANY LLC                                     5.30            09/15/2006              251,211
      276,189  CHEYNE FINANCE LLC                                                    5.34            10/12/2006              274,538
      276,189  CHEYNE FINANCE LLC                                                    5.32            10/13/2006              274,499
      138,095  CHEYNE FINANCE LLC SERIES MTN++ +/-                                   5.47            07/16/2007              138,102
      187,809  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         5.30            09/13/2007              187,809
      183,114  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      5.31            09/08/2006              182,927
      165,879  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                    5.34            10/11/2006              164,912
       21,808  CULLINAN FINANCE CORPORATION++                                        5.41            09/13/2006               21,770
       18,190  CULLINAN FINANCE CORPORATION                                          5.38            09/22/2006               18,134
        4,419  CULLINAN FINANCE CORPORATION++                                        5.37            10/23/2006                4,386
      138,095  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                         5.37            11/15/2006              138,114
      276,189  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                        5.29            06/25/2007              276,162
      186,964  DEER VALLEY FUNDING LLC                                               5.32            09/25/2006              186,309
        5,524  EDISON ASSET SECURITIZATION LLC                                       5.46            12/11/2006                5,443
    1,233,947  FIRST BOSTON REPURCHASE AGREEMENT
               (MATURITY VALUE $1,234,131)                                           5.36            09/01/2006            1,233,947
      127,047  FIVE FINANCE INCORPORATED                                             5.31            09/15/2006              126,788
       12,152  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.53            10/27/2006               12,053

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                INTEREST RATE      MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         6,905  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.48%          11/06/2006        $      6,838
         81,051  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.36           11/15/2006              80,164
          6,905  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.51           11/27/2006               6,817
        115,309  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.66           10/27/2006             115,359
         79,266  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.59           03/30/2007              79,339
         16,571  GRAMPIAN FUNDING LIMITED++                                         5.25           10/02/2006              16,496
         11,048  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                       5.42           05/15/2007              11,052
         19,333  HBOS TREASURY SERVICES PLC++ +/-                                   5.58           01/12/2007              19,348
        441,903  HOME DEPOT                                                         5.29           09/01/2006             441,903
         77,471  HSBC BANK USA+/-                                                   5.34           12/14/2006              77,487
        193,333  IBM CORPORATION SERIES MTN+/-                                      5.49           06/28/2007             193,449
         13,914  ING AMERICA INSURANCE HOLDINGS INCORPORATED                        5.35           10/10/2006              13,835
        359,046  ING USA ANNUITY & LIFE INSURANCE+/-                                5.40           09/17/2007             359,046
        138,095  INTESA BANK IRELAND PLC SERIES BKNT++ +/-                          5.32           09/25/2007             138,073
         67,390  K2 USA LLC                                                         5.37           11/10/2006              66,702
         82,857  KAUPTHING BANK HF SERIES MTN++ +/-                                 5.39           03/20/2007              82,793
         51,040  KLIO FUNDING CORPORATION++                                         5.41           11/03/2006              50,571
         10,948  KLIO III FUNDING CORPORATION++                                     5.24           09/01/2006              10,948
         96,473  KLIO III FUNDING CORPORATION                                       5.43           10/20/2006              95,783
         11,048  LIBERTY STREET FUNDING CORPORATION                                 5.36           11/15/2006              10,927
         11,048  LINKS FINANCE LLC SERIES MTN1++ +/-                                5.29           09/12/2006              11,048
         82,857  LIQUID FUNDING LIMITED+/-                                          5.37           12/01/2006              82,857
         55,238  LIQUID FUNDING LIMITED++                                           5.39           12/07/2006              54,458
         82,857  LIQUID FUNDING LIMITED                                             5.52           12/28/2006              81,433
         33,143  LIQUID FUNDING LIMITED SERIES MTN++ +/-                            5.32           02/20/2007              33,148
         55,238  MBIA GLOBAL FUNDING LLC++ +/-                                      5.32           02/20/2007              55,241
        277,570  MERRILL LYNCH & COMPANY SERIES MTN+/-                              5.66           10/27/2006             277,676
        165,714  MORGAN STANLEY+/-                                                  5.38           10/10/2006             165,714
         31,209  MORGAN STANLEY+/-                                                  5.50           11/09/2006              31,217
         32,977  MORGAN STANLEY+/-                                                  5.55           11/24/2006              32,992
         92,938  MORGAN STANLEY+/-                                                  5.64           01/12/2007              92,999
        138,095  MORGAN STANLEY+/-                                                  5.61           07/27/2007             138,269
         25,548  MORGAN STANLEY SERIES EXL+/-                                       5.39           09/15/2007              25,552
         30,381  NATIONWIDE BUILDING SOCIETY++ +/-                                  5.42           12/11/2006              30,396
         98,959  NATIONWIDE BUILDING SOCIETY++ +/-                                  5.61           07/20/2007              99,094
        233,783  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.30           09/01/2006             233,783
          5,916  NORTH SEA FUNDING LLC                                              5.44           10/23/2006               5,871
         86,530  NORTH SEA FUNDING LLC                                              5.35           11/09/2006              85,660
        276,189  NORTHERN ROCK PLC++ +/-                                            5.41           11/05/2007             276,209
         82,857  PARAGON MORTGAGES PLC SERIES 12A++ +/-                             5.31           09/15/2006              82,857
          1,955  PERRY GLOBAL FUNDING LIMITED SERIES A                              5.45           09/21/2006               1,950
         22,344  RACERS TRUST 2004-6-MM++ +/-                                       5.35           09/22/2006              22,347
        607,617  SHEFFIELD RECEIVABLES CORPORATION                                  5.28           09/01/2006             607,617
        110,476  SLM CORPORATION++ +/-                                              5.33           09/12/2007             110,499
         93,904  STANFIELD VICTORIA FUNDING LLC                                     5.42           11/27/2006              92,713
         63,872  TANGO FINANCE CORPORATION SERIES MTN++ +/-                         5.36           10/25/2006              63,878
         31,933  TRAVELERS INSURANCE COMPANY+/-                                     5.40           02/09/2007              31,932
        138,095  UNICREDITO ITALIANO BANK IRELAND SERIES EXL++ +/-                  5.34           06/15/2007             138,091
        138,095  UNICREDITO ITALIANO BANK IRELAND SERIES LIB++ +/-                  5.38           03/09/2007             138,114
        182,285  UNITEDHEALTH GROUP INCORPORATED                                    5.44           10/31/2006             180,690
         27,619  VERSAILLES CDS LLC++                                               5.37           09/05/2006              27,603
         14,417  WHISTLEJACKET CAPITAL LIMITED                                      5.38           09/11/2006              14,396
        138,686  WHITE PINE FINANCE LLC                                             5.36           09/08/2006             138,544
         96,655  WHITE PINE FINANCE LLC                                             5.34           10/16/2006              96,021

                                                                                                                       11,858,663
                                                                                                                     ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,252,857)                                                             12,252,857
                                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 3.64%

MUTUAL FUNDS - 3.64%
      4,132,140  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                     4,132,140
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,132,140)                                                                     4,132,140
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $124,861,265)*                                    108.54%                                               $  123,274,105

OTHER ASSETS AND LIABILITIES, NET                        (8.54)                                                   (9,697,344)
                                                       -------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  113,576,761
                                                       -------                                                --------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

*     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,132,140.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 0.68%
$       390,000  FHLB<<                                                               4.13%        10/19/2007      $    385,319


TOTAL AGENCY NOTES - INTEREST BEARING (COST $389,933)                                                                   385,319
                                                                                                                   ------------

AGENCY SECURITIES - 18.15

FEDERAL FARM CREDIT BANK - 1.09%
        631,000  FEDERAL FARM CREDIT BANK<<                                           4.13         07/17/2009           616,095
                                                                                                                   ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.05%
        599,794  FHLMC #1J1263<< +/-                                                  5.92         01/01/2036           603,357
          2,575  FHLMC #C00922                                                        8.00         02/01/2030             2,714
        553,874  FHLMC #H01396                                                        6.50         02/01/2036           559,716

                                                                                                                      1,165,787
                                                                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.00%
        390,000  FNMA<<                                                               6.00         05/15/2011           405,526
        529,536  FNMA # 886087                                                        6.50         07/01/2036           537,622
      1,651,282  FNMA #735230                                                         5.50         02/01/2035         1,624,109
        460,253  FNMA #831621                                                         7.00         07/01/2036           472,541
        977,667  FNMA #863727<< +/-                                                   5.35         01/01/2036           969,256
        695,000  FNMA #886686+/-                                                      6.30         08/01/2036           705,425
        843,000  FNMA TBA%%                                                           5.50         09/01/2021           839,839
      1,370,000  FNMA TBA%%                                                           5.00         09/01/2036         1,312,202
      1,650,000  FNMA TBA%%                                                           6.00         09/01/2036         1,651,548

                                                                                                                      8,518,068
                                                                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
          4,608  GNMA #516121                                                         7.50         12/15/2029             4,801
                                                                                                                   ------------

TOTAL AGENCY SECURITIES (COST $10,270,950)                                                                           10,304,751
                                                                                                                   ------------

ASSET BACKED SECURITIES - 6.08%
        430,000  CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                      5.40         07/15/2014           430,870
        285,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1          5.50         03/24/2017           280,969
        452,797  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-         5.56         02/15/2036           452,794
        548,224  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                 5.04         09/15/2008           547,317
        395,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2006-1 CLASS A2            5.10         09/18/2008           394,420
        346,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-        5.32         09/15/2011           345,912
      1,000,000  TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2           5.36         11/12/2009           999,723

TOTAL ASSET BACKED SECURITIES (COST $3,457,633)                                                                       3,452,005
                                                                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.56%
      6,620,591  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2004-4 CLASS XP+/- (c)                                               0.88         07/10/2042           160,689
        450,896  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-       4.82         09/25/2035           444,411
        519,701  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-       5.25         12/25/2035           514,584
        500,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                 CLASS 2A2+/-                                                         5.45         05/15/2036           499,996
        292,095  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-WF1
                 CLASS A2A+/-                                                         5.70         03/25/2036           290,922
        399,255  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                5.62         03/20/2036           397,529
        355,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
                 CLASS A3+/-                                                          6.02         06/15/2038           365,728
      3,360,500  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 1998-C2 CLASS AX+/- (c)                                              1.10         11/15/2030            64,550
        448,522  FANNIE MAE SERIES 2003-W8 CLASS 4A+/-                                5.55         11/25/2042           455,544
        315,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                             7.39         12/15/2031           332,620
        195,397  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 1997-C1 CLASS A3                                                     6.87         07/15/2029           196,889
        265,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2006-GG7 CLASS A4+/-                                                 6.11         07/10/2038           274,986

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE         VALUE
$       490,454  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1                5.50%        10/25/2020      $    489,109
        516,833  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-              5.95         09/25/2036           521,661
        355,000  JPMORGAN CHASE COMMERCIAL SECURITIES CORPORATION SERIES
                 2006-LDP7 CLASS A4+/-                                                   6.07         04/15/2045           367,503
        780,438  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                     5.37         08/25/2035           774,170
      3,304,624  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                 CLASS X+/- (c) ++                                                       1.63         05/28/2040           138,794
      2,676,476  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/- (c) ++              1.39         10/28/2033            89,662
        193,679  SACO I TRUST SERIES 2005-2 CLASS A+/- ++                                5.52         04/25/2035           193,654
        255,080  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2        7.46         07/18/2033           270,079
        881,730  WELLS FARGO MORTGAGE BACKED SECURITIES TRUST SERIES 2006-1
                 CLASS A3                                                                5.00         03/25/2021           858,310

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,800,371)                                                              7,701,390
                                                                                                                      ------------

CORPORATE BONDS & NOTES - 41.95%

AMUSEMENT & RECREATION SERVICES - 0.86%
        100,000  PINNACLE ENTERTAINMENT                                                  8.25         03/15/2012           100,500
         90,000  POKAGON GAMING AUTHORITY++                                             10.38         06/15/2014            95,175
         97,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                10.21         02/01/2014            78,570
        210,000  TUNICA-BILOXI GAMING AU++                                               9.00         11/15/2015           215,775

                                                                                                                           490,020
                                                                                                                      ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.64%
        185,000  LEVI STRAUSS & COMPANY<< +/-                                           10.26         04/01/2012           191,013
        175,000  RIDDELL BELL HOLDINGS INCORPORATED<<                                    8.38         10/01/2012           171,063

                                                                                                                           362,076
                                                                                                                      ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.17%
         50,000  AUTONATION INCORPORATED<< +/- ++                                        7.51         04/15/2013            50,250
         50,000  AUTONATION INCORPORATED++                                               7.00         04/15/2014            49,313

                                                                                                                            99,563
                                                                                                                      ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.29%
         20,000  ASHTEAD CAPITAL INCORPORATED<< ++                                       9.00         08/15/2016            20,400
        150,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                             7.75         11/15/2013           143,625

                                                                                                                           164,025
                                                                                                                      ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.27%
        150,000  ERICO INTERNATIONAL CORPORATION                                         8.88         03/01/2012           153,750
                                                                                                                      ------------

BUSINESS SERVICES - 1.16%
         25,000  AVIS BUDGET CAR RENTAL LLC+/- ++                                        7.91         05/15/2014            24,438
         50,000  AVIS BUDGET CAR RENTAL LLC++                                            7.75         05/15/2016            47,280
        120,000  CCM MERGER INCORPORATED++                                               8.00         08/01/2013           114,900
         45,000  H&E EQUIPMENT SERVICES INCORPORATED++                                   8.38         07/15/2016            45,675
         80,000  HERTZ CORPORATION++                                                     8.88         01/01/2014            83,000
         50,000  HERTZ CORPORATION<< ++                                                 10.50         01/01/2016            53,875
         90,000  PENHALL INTERNATIONAL CORPORATION<< ++                                 12.00         08/01/2014            91,800
        180,000  RAINBOW NATIONAL SERVICES LLC<< ++                                     10.38         09/01/2014           200,475

                                                                                                                           661,443
                                                                                                                      ------------

CHEMICALS & ALLIED PRODUCTS - 1.44%
         95,000  CHEMTURA CORPORATION                                                    6.88         06/01/2016            91,913
        145,000  IMC GLOBAL INCORPORATED                                                10.88         08/01/2013           162,400
        100,000  NALCO COMPANY                                                           7.75         11/15/2011           101,750
        125,000  OMNOVA SOLUTIONS INCORPORATED                                          11.25         06/01/2010           132,500
        125,000  POLYONE CORPORATION                                                    10.63         05/15/2010           134,063

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$       205,000  TEVA PHARMACEUTICAL FINANCE LLC                                       6.15%        02/01/2036      $    193,635

                                                                                                                         816,261
                                                                                                                    ------------

COAL MINING - 0.48%
        280,000  ARCH WESTERN FINANCE LLC                                              6.75         07/01/2013           270,200
                                                                                                                    ------------

COMMUNICATIONS - 6.75%
        165,000  AT&T INCORPORATED<<                                                   6.80         05/15/2036           170,612
        115,000  CCH I LLC                                                            11.00         10/01/2015           102,063
        300,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                               9.45         12/15/2010           307,500
        115,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION           10.25         09/15/2010           116,438
        370,000  COMCAST CORPORATION                                                   5.50         03/15/2011           369,364
        105,000  CSC HOLDINGS INCORPORATED SERIES B                                    7.63         04/01/2011           107,363
        205,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.25         06/15/2030           247,301
        210,000  DOBSON CELLULAR SYSTEMS                                               9.88         11/01/2012           224,175
        225,000  EMBARQ CORPORATION                                                    7.08         06/01/2016           229,576
        140,000  PAXSON COMMUNICATIONS<< +/- ++                                       11.76         01/15/2013           141,050
        390,000  QWEST CORPORATION<< +/-                                               8.58         06/15/2013           419,738
         80,000  QWEST CORPORATION<<                                                   7.63         06/15/2015            82,100
        140,000  RURAL CELLULAR CORPORATION                                            9.88         02/01/2010           144,550
        350,000  SPRINT CAPITAL CORPORATION                                            6.90         05/01/2019           363,411
        345,000  TELECOM ITALIA CAPITAL SA                                             5.25         11/15/2013           328,659
        185,000  VERIZON FLORIDA INCORPORATED SERIES F                                 6.13         01/15/2013           185,890
        215,000  VERIZON VIRGINIA INCORPORATED SERIES A                                4.63         03/15/2013           198,888
         45,000  WINDSTREAM CORPORATION++                                              8.13         08/01/2013            47,475
         45,000  WINDSTREAM CORPORATION++                                              8.63         08/01/2016            47,588

                                                                                                                       3,833,741
                                                                                                                    ------------

                 DEPOSITORY INSTITUTIONS - 1.06%
        185,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII<< +/- ++                      5.63         01/31/2049           178,833
        140,000  JPMORGAN CHASE & COMPANY                                              5.25         05/30/2007           139,710
        220,000  JPMORGAN CHASE & COMPANY                                              6.63         03/15/2012           232,359
         55,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-ML1A CLASS A2                                             5.13         09/15/2014            53,571

                                                                                                                         604,473
                                                                                                                    ------------

EDUCATIONAL SERVICES - 0.20%
        115,000  EDUCATION MANAGEMENT LLC++                                           10.25         06/01/2016           113,850
                                                                                                                    ------------

ELECTRIC DISTRIBUTION, TRANSMISSION - 0.24%
        135,000  MIRANT AMERICAS GENERATION LLC                                        8.30         05/01/2011           135,000
                                                                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES - 6.47%
        155,000  AMEREN CORPORATION                                                    4.26         05/15/2007           153,707
        135,000  AMERICAN ELECTRIC POWER SERIES C                                      5.38         03/15/2010           134,750
        330,000  CAROLINA POWER & LIGHT COMPANY                                        5.15         04/01/2015           320,402
        345,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                     5.70         03/15/2013           345,347
        165,000  DOMINION RESOURCES INCORPORATED SERIES A+/-                           3.66         11/15/2006           164,405
         95,000  DYNEGY HOLDINGS INCORPORATED++                                        8.38         05/01/2016            93,575
         95,000  EDISON MISSION ENERGY<< ++                                            7.75         06/15/2016            95,000
        400,000  EL PASO NATURAL GAS COMPANY SERIES A                                  7.63         08/01/2010           411,000
         90,000  EL PASO PERFORMANCE-LINKED TRUST<< ++                                 7.75         07/15/2011            91,688
        375,000  FPL GROUP CAPITAL INCORPORATED                                        4.09         02/16/2007           372,603
        205,000  MIDAMERICAN ENERGY HOLDINGS                                           5.88         10/01/2012           207,847
        100,000  MIDWEST GENERATION LLC                                                8.75         05/01/2034           106,500
         80,000  MIRANT NORTH AMERICA LLC                                              7.38         12/31/2013            79,200
        100,000  NEVADA POWER COMPANY SERIES L                                         5.88         01/15/2015            98,850
        180,000  NORTHWESTERN CORPORATION                                              5.88         11/01/2014           178,766
        195,000  NRG ENERGY INCORPORATED                                               7.38         02/01/2016           192,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$       195,000  PPL ENERGY SUPPLY LLC SERIES A                                              5.70%        10/15/2015    $    190,513
         75,000  SIERRA PACIFIC RESOURCES                                                    8.63         03/15/2014          80,618
        290,000  SIERRA PACIFIC RESOURCES<<                                                  6.75         08/15/2017         285,568
         25,000  TRANSCONTINENTAL GAS PIPELINE CORPORATION++                                 6.40         04/15/2016          24,344
         45,000  WCA WASTE CORPORATION<< ++                                                  9.25         06/15/2014          46,013

                                                                                                                           3,672,771
                                                                                                                        ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.44%
        140,000  LUCENT TECHNOLOGIES INCORPORATED                                            6.45         03/15/2029         119,350
        100,000  MAGNACHIP SEMICONDUCTOR+/-                                                  8.58         12/15/2011          85,500
         45,000  XEROX CORPORATION                                                           6.75         02/01/2017          45,113

                                                                                                                             249,963
                                                                                                                        ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.23%
        125,000  US ONCOLOGY INCORPORATED                                                    9.00         08/15/2012         129,375
                                                                                                                        ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.38%
        120,000  AK STEEL CORPORATION<<                                                      7.88         02/15/2009         119,250
        100,000  BALL CORPORATON                                                             6.63         03/15/2018          96,250

                                                                                                                             215,500
                                                                                                                        ------------

FOOD & KINDRED PRODUCTS - 0.16%
         90,000  CONSTELLATION BRANDS INCORPORATED                                           7.25         09/01/2016          90,450
                                                                                                                        ------------

FOOD STORES - 0.34%
        185,000  SAFEWAY INCORPORATED                                                        7.25         02/01/2031         195,516
                                                                                                                        ------------

GENERAL MERCHANDISE STORES - 0.39%
        110,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                   8.50         01/15/2013         107,525
        105,000  NEIMAN MARCUS GROUP INCORPORATED<<                                          9.00         10/15/2015         111,563

                                                                                                                             219,088
                                                                                                                        ------------

HEALTH SERVICES - 0.90%
        195,000  ANTHEM INCORPORATED                                                         6.80         08/01/2012         207,069
        150,000  DAVITA INCORPORATED                                                         7.25         03/15/2015         147,000
        155,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                                     7.88         02/01/2008         158,100

                                                                                                                             512,169
                                                                                                                        ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.59%
        243,206  CORE INVESTMENT GRADE TRUST                                                 4.66         11/30/2007         241,095
        175,000  ERP OPERATING LP                                                            5.25         09/15/2014         170,838
        205,000  ISTAR FINANCIAL INCORPORATED                                                5.15         03/01/2012         198,953
        175,000  SIMON PROPERTY GROUP LP                                                     6.38         11/15/2007         176,697
         65,000  SUNGARD DATA SYSTEMS INCORPORATED                                           9.13         08/15/2013          67,113
         45,000  SUNGARD DATA SYSTEMS INCORPORATED                                          10.25         08/15/2015          45,956

                                                                                                                             900,652
                                                                                                                        ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.62%
        135,000  BOYD GAMING CORPORATION                                                     7.13         02/01/2016         128,419
         20,000  STATION CASINOS INCORPORATED<<                                              7.75         08/15/2016          20,625
        200,000  TURNING STONE CASINO RESORT ENTERPRISE++                                    9.13         12/15/2010         201,000

                                                                                                                             350,044
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.17%
$       100,000  CASE NEW HOLLAND INCORPORATED                                                  7.13%      03/01/2014   $     98,750
                                                                                                                        ------------

                 INSURANCE CARRIERS - 0.24%
        135,000  METLIFE INCORPORATED                                                           5.38       12/15/2012        134,512
                                                                                                                        ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.62%
        200,000  XEROX CAPITAL TRUST I                                                          8.00       02/01/2027        205,250
        150,000  XEROX CORPORATION                                                              6.40       03/15/2016        148,514

                                                                                                                             353,764
                                                                                                                        ------------

METAL MINING - 0.38%
        230,000  CODELCO INCORPORATED++                                                         4.75       10/15/2014        215,516
                                                                                                                        ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
         95,000  CLARKE AMERICAN CORPORATION                                                   11.75       12/15/2013         99,275
        140,000  JACUZZI BRANDS INCORPORATED                                                    9.63       07/01/2010        148,400
         45,000  RBS GLOBAL & REXNORD CORPORATION++                                             9.50       08/01/2014         45,225
        130,000  SAMSONITE CORPORATION                                                          8.88       06/01/2011        133,575

                                                                                                                             426,475
                                                                                                                        ------------

MISCELLANEOUS RETAIL - 0.45%
        150,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                                    10.75       05/15/2011        162,000
         95,000  RITE AID CORPORATION                                                           8.13       05/01/2010         95,356

                                                                                                                             257,356
                                                                                                                        ------------

MOTION PICTURES - 0.25%
        140,000  AMC ENTERTAINMENT INCORPORATED SERIES B<<                                      8.63       08/15/2012        143,500
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.24%
        100,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                              9.50       02/15/2015        109,000
         85,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                                5.85       06/01/2013         86,207
        220,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                               2.75       06/15/2008        210,528
        195,000  CAPITAL ONE BANK                                                               6.50       06/13/2013        202,682
        200,000  COUNTRYWIDE HOME LOANS INCORPORATED<<                                          3.25       05/21/2008        193,306
        115,000  FORD MOTOR CREDIT COMPANY                                                      5.63       10/01/2008        110,911
         25,000  FORD MOTOR CREDIT COMPANY<<                                                    9.88       08/10/2011         26,120
         65,000  FORD MOTOR CREDIT COMPANY+/-                                                   9.96       04/15/2012         68,715
        235,000  FORD MOTOR CREDIT COMPANY                                                      7.00       10/01/2013        219,325
        170,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                        6.15       04/05/2007        169,491
        140,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                          7.75       01/19/2010        142,303
        165,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                        6.75       12/01/2014        158,183
        190,000  HOUSEHOLD FINANCE CORPORATION                                                  8.00       07/15/2010        207,115
        185,000  RESIDENTIAL CAPITAL CORPORATION                                                6.13       11/21/2008        185,403
        145,000  RESIDENTIAL CAPITAL CORPORATION+/- ++                                          7.34       04/17/2009        145,645
        170,000  RESIDENTIAL CAPITAL CORPORATION                                                6.38       06/30/2010        171,475

                                                                                                                           2,406,409
                                                                                                                        ------------

OIL & GAS - 0.16%
         95,000  HILCORP ENERGY++                                                               7.75       11/01/2015         93,338
                                                                                                                        ------------

OIL & GAS EXTRACTION - 2.69%
         95,000  BASIC ENERGY SERVICES INCORPORATED++                                           7.13       04/15/2016         90,963
         95,000  CHAPARRAL ENERGY INCORPORATED                                                  8.50       12/01/2015         95,713
        185,000  CHESAPEAKE ENERGY CORPORATION                                                  6.38       06/15/2015        175,750
         95,000  CHESAPEAKE ENERGY CORPORATION                                                  6.25       01/15/2018         87,638
        100,000  ENCORE ACQUISITION COMPANY<<                                                   6.00       07/15/2015         92,750
        100,000  HANOVER COMPRESSOR COMPANY                                                     7.50       04/15/2013         99,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE          VALUE
OIL & GAS EXTRACTION (continued)
$       175,000  PARKER DRILLING COMPANY<< +/-                                        9.98%         09/01/2010       $    178,281
        265,000  PEMEX PROJECT FUNDING MASTER TRUST                                   7.38          12/15/2014            287,128
        140,000  PRIDE INTERNATIONAL INCORPORATED                                     7.38          07/15/2014            142,450
         95,000  VENOCO INCORPORATED                                                  8.75          12/15/2011             92,625
        185,000  WHITING PETROLEUM CORPORATION<<                                      7.00          02/01/2014            182,225

                                                                                                                        1,525,273
                                                                                                                     ------------

PAPER & ALLIED PRODUCTS - 1.20%
         85,000  APPLETON PAPERS INCORPORATED                                         8.13          06/15/2011             84,150
         90,000  APPLETON PAPERS INCORPORATED SERIES B                                9.75          06/15/2014             88,875
        120,000  BOISE CASCADE LLC<< +/-                                              8.38          10/15/2012            120,600
        120,000  BOWATER INCORPORATED+/-                                              8.33          03/15/2010            121,200
         90,000  P.H. GLATFELTER COMPANY++                                            7.13          05/01/2016             88,721
         90,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                     8.38          07/01/2012             85,725
         90,000  VERSO PAPER HOLDINGS LLC<< ++                                        9.13          08/01/2014             89,550

                                                                                                                          678,821
                                                                                                                     ------------

PERSONAL SERVICES - 0.24%
        130,000  ALDERWOODS GROUP INCORPORATED                                        7.75          09/15/2012            137,800
                                                                                                                     ------------

PRIMARY METAL INDUSTRIES - 0.52%
         70,000  AK STEEL CORPORATION                                                 7.75          06/15/2012             68,250
        215,000  UNITED STATES STEEL CORPORATION                                      9.75          05/15/2010            228,438

                                                                                                                          296,688
                                                                                                                     ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.02%
         25,000  AMERICAN GREEETINGS CORPORATION                                      7.38          06/01/2016             25,156
        100,000  DEX MEDIA INCORPORATED                                               8.00          11/15/2013             99,500
        175,000  HOUGHTON MIFFLIN COMPANY^                                           10.46          10/15/2013            146,563
         90,000  NIELSEN FINANCE LLC/FINANCE COMPANY++                               10.00          08/01/2014             92,138
        130,000  NIELSEN FINANCE LLC/FINANCE COMPANY<< ++ ^                          12.04          08/01/2016             74,425
        140,000  PRIMEDIA INCORPORATED<< +/-                                         10.78          05/15/2010            144,200

                                                                                                                          581,982
                                                                                                                     ------------

RAILROAD TRANSPORTATION - 0.67%
        110,000  CANADIAN NATIONAL RAILWAY COMPANY                                    6.38          10/15/2011            115,009
        190,000  UNION PACIFIC CORPORATION                                            5.38          05/01/2014            188,090
         80,000  UNION PACIFIC CORPORATION<<                                          4.88          01/15/2015             76,435

                                                                                                                          379,534
                                                                                                                     ------------

REAL ESTATE - 0.31%
        185,000  LIBERTY PROPERTY LP<<                                                5.13          03/02/2015            176,178
                                                                                                                     ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.57%
        195,000  EOP OPERATING LP                                                     6.75          02/15/2012            204,784
        120,000  ROUSE COMPANY LP++                                                   6.75          05/01/2013            119,473

                                                                                                                          324,257
                                                                                                                     ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.24%
        130,000  E*TRADE FINANCIAL CORPORATION                                        8.00          06/15/2011            134,875
                                                                                                                     ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.35%
        190,000  BWAY CORPORATION                                                    10.00          10/15/2010            199,500
                                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE            VALUE
TEXTILE MILL PRODUCTS - 0.40%
$       125,000  INTERFACE INCORPORATED<<                                             9.50%         02/01/2014        $     128,438
        100,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                      8.88          09/15/2013               97,000

                                                                                                                            225,438
                                                                                                                      -------------

TRANSPORTATION EQUIPMENT - 1.32%
        205,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                            5.49          03/07/2007              205,108
        195,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               7.75          01/18/2011              209,541
        125,000  FORD MOTOR COMPANY<<                                                 7.45          07/16/2031               98,125
         90,000  GENERAL MOTORS CORPORATION<<                                         8.38          07/15/2033               75,375
        115,000  NORTHROP GRUMMAN CORPORATION                                         4.08          11/16/2006              114,678
         44,000  RAYTHEON COMPANY                                                     6.75          08/15/2007               44,415

                                                                                                                            747,242
                                                                                                                      -------------

WHOLESALE TRADE-DURABLE GOODS - 0.08%
         45,000  INTERLINE BRANDS INCORPORATED                                        8.13          06/15/2014               45,338
                                                                                                                      -------------

TOTAL CORPORATE BONDS & NOTES (COST $23,973,903)                                                                         23,822,476
                                                                                                                      -------------

FOREIGN CORPORATE BONDS@- 3.52%
        145,000  BSKYB FINANCE UK PLC++                                               5.63          10/15/2015              140,910
        175,000  FBG FINANCE LIMITED++                                                5.13          06/15/2015              165,556
        130,000  GRUPO TELEVISA SA                                                    6.63          03/18/2025              130,368
        195,000  INEOS GROUP HOLDINGS PLC<< ++                                        8.50          02/15/2016              185,250
        140,000  INTELSAT BERMUDA LIMITED++                                           9.25          06/15/2016              145,600
         90,000  INTELSAT BERMUDA LIMITED++                                          11.25          06/15/2016               93,263
        115,000  ISPAT INLAND ULC                                                     9.75          04/01/2014              129,260
        210,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                  6.35          07/29/2049              210,211
        140,000  NOVELIS INCORPORATED++                                               7.25          02/15/2015              133,000
        165,000  PCCW-HKT CAPITAL #3 LIMITED<< ++                                     5.25          07/20/2015              153,550
         25,000  QUEBECOR WORLD CAPITAL CORPORATION++                                 8.75          03/15/2016               23,500
        140,000  ROGERS CABLE INCORPORATED                                            6.75          03/15/2015              138,950
        150,000  ROGERS WIRELESS INCORPORATED                                         6.38          03/01/2014              147,000
        200,000  TELEFONICA EMISIONES SAU                                             5.98          06/20/2011              202,974

TOTAL FOREIGN CORPORATE BONDS (COST $2,010,780)                                                                           1,999,392
                                                                                                                      -------------

FOREIGN GOVERNMENT BONDS@- 0.72%
        240,000  PENERBANGAN MALAYSIA BOND++                                          5.63          03/15/2016              238,843
         37,000  UNITED MEXICAN STATES<<                                              6.63          03/03/2015               39,257
        130,000  UNITED MEXICAN STATES                                                5.63          01/15/2017              128,180

TOTAL FOREIGN GOVERNMENT BONDS (COST $407,888)                                                                              406,280
                                                                                                                      -------------

US TREASURY SECURITIES - 16.40%

US TREASURY BONDS - 7.18%
      1,024,000  US TREASURY BOND<<                                                   8.13          08/15/2021            1,365,680
      1,040,000  US TREASURY BOND<<                                                   7.13          02/15/2023            1,291,224
      1,050,000  US TREASURY BOND<<                                                   6.25          05/15/2030            1,243,512
        165,000  US TREASURY BOND<<                                                   5.38          02/15/2031              175,544

                                                                                                                          4,075,960
                                                                                                                      -------------

US TREASURY NOTES - 9.22%
      1,905,000  US TREASURY NOTE<<                                                   4.63          03/31/2008            1,898,079
        260,000  US TREASURY NOTE<<                                                   4.38          11/15/2008              257,898
      1,594,000  US TREASURY NOTE<<                                                   4.25          10/15/2010            1,567,662

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE          VALUE
US TREASURY NOTES (continued)
$     1,540,000  US TREASURY NOTE<<                                                   4.50%         02/15/2016       $  1,511,305

                                                                                                                        5,234,944
                                                                                                                     ------------

TOTAL US TREASURY SECURITIES (COST $9,218,328)                                                                          9,310,904
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LENDING - 31.68%

COLLATERAL INVESTED IN OTHER ASSETS - 31.68%
         39,016  ABBEY NATIONAL TREASURY SERVICE+/- ++                                5.59          01/16/2007             39,046
        260,104  AMERICAN EXPRESS BANK FSB+/-                                         5.29          01/26/2007            260,107
        163,979  AMERICAN GENERAL FINANCE CORPORATION+/- ++                           5.36          09/14/2007            164,061
        141,361  AQUIFER FUNDING LIMITED++                                            5.35          09/07/2006            141,238
         12,451  ATLAS CAPITAL FUNDING CORPORATION                                    5.31          09/01/2006             12,451
        141,361  ATLAS CAPITAL FUNDING CORPORATION+/-                                 5.38          11/10/2006            141,361
        113,089  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.30          04/25/2007            113,091
        113,089  ATOMIUM FUNDING CORPORATION++                                        5.40          11/03/2006            112,049
         14,136  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.55          01/12/2007             14,142
      1,215,704  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,215,885)                                          5.36          09/01/2006          1,215,704
        565,444  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $565,528)                                            5.36          09/01/2006            565,444
        367,538  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.39          02/23/2007            367,538
         19,225  BHP BILLITON FINANCE USA BV                                          5.31          09/08/2006             19,205
        562,164  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $562,248)                                            5.36          09/01/2006            562,164
        226,177  BUCKINGHAM II CDO LLC                                                5.31          09/25/2006            225,386
        282,722  BUCKINGHAM III CDO LLC++                                             5.32          09/29/2006            281,568
         90,471  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31          09/13/2006             90,313
         67,853  CAIRN HIGH GRADE FUNDING I LLC                                       5.30          09/18/2006             67,685
         56,544  CAIRN HIGH GRADE FUNDING I LLC                                       5.32          09/21/2006             56,379
         73,508  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31          09/25/2006             73,250
          3,398  CEDAR SPRINGS CAPITAL COMPANY++                                      5.27          09/05/2006              3,396
        141,972  CEDAR SPRINGS CAPITAL COMPANY++                                      5.31          09/12/2006            141,744
         80,463  CEDAR SPRINGS CAPITAL COMPANY++                                      5.32          09/25/2006             80,181
        141,361  CEDAR SPRINGS CAPITAL COMPANY++                                      5.33          10/03/2006            140,701
        210,520  CEDAR SPRINGS CAPITAL COMPANY                                        5.39          11/17/2006            208,156
          6,791  CEDAR SPRINGS CAPITAL COMPANY                                        5.38          11/20/2006              6,712
        171,951  CEDAR SPRINGS CAPITAL COMPANY                                        5.37          11/27/2006            169,769
        282,722  CHEYNE FINANCE LLC++                                                 5.37          11/13/2006            279,711
      1,130,887  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,131,055)                                          5.36          09/01/2006          1,130,887
         13,491  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.25          09/12/2006             13,470
         11,309  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           5.23          09/13/2006             11,289
        678,532  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.31          09/08/2006            677,840
        169,633  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.34          10/11/2006            168,644
         14,119  CROWN POINT CAPITAL COMPANY++                                        5.48          10/02/2006             14,055
        252,329  CULLINAN FINANCE CORPORATION++                                       5.38          09/28/2006            251,335
        141,361  DEER VALLEY FUNDING LLC                                              5.36          09/11/2006            141,155
        258,012  DEER VALLEY FUNDING LLC++                                            5.31          09/12/2006            257,599
         37,319  DEER VALLEY FUNDING LLC++                                            5.27          09/15/2006             37,243
        141,361  DEER VALLEY FUNDING LLC                                              5.41          11/01/2006            140,103
          5,654  FCAR OWNER TRUST SERIES II                                           5.22          10/03/2006              5,628
        433,199  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $433,263)                                            5.36          09/01/2006            433,199
        282,722  FIVE FINANCE INCORPORATED+/- ++                                      5.37          01/25/2007            282,846
          9,352  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.21          09/29/2006              9,314
         11,450  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.44          10/30/2006             11,352
         31,190  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.37          11/15/2006             30,849
          3,393  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.47          11/29/2006              3,349
        195,581  FOX TROT CDO LIMITED                                                 5.36          12/01/2006            192,990
         67,910  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.53          09/18/2006             67,914

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        90,471  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.41%        06/18/2007      $     90,471
        131,601  GEORGE STREET FINANCE LLC++                                         5.29         09/15/2006           131,333
        282,722  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.59         03/30/2007           282,982
         57,675  HBOS TREASURY SERVICES PLC+/- ++                                    5.58         01/12/2007            57,720
          8,798  ICICI BANK LIMITED                                                  5.46         11/15/2006             8,702
         17,314  ICICI BANK LIMITED                                                  5.51         12/01/2006            17,084
        197,905  ING USA ANNUITY & LIFE INSURANCE+/-                                 5.40         09/17/2007           197,905
         11,218  IRISH LIFE & PERMANENT PLC                                          5.47         12/13/2006            11,050
        735,077  JP MORGAN REPURCHASE AGREEMENT
                 (MATURITY VALUE $735,186)                                           5.36         09/01/2006           735,077
        361,884  KAUPTHING BANK HF SERIES MTN+/- ++                                  5.39         03/20/2007           361,605
        141,361  KESTREL FUNDING LLC++                                               5.45         11/06/2006           140,001
         18,032  KLIO FUNDING CORPORATION++                                          5.46         10/20/2006            17,903
          9,533  KLIO FUNDING CORPORATION++                                          5.36         11/15/2006             9,429
         99,179  KLIO II FUNDING CORPORATION++                                       5.39         10/20/2006            98,470
        452,355  KLIO III FUNDING CORPORATION                                        5.30         09/18/2006           451,233
         46,440  KLIO III FUNDING CORPORATION++                                      5.46         10/16/2006            46,135
         16,963  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.61         04/20/2007            16,986
          8,482  LEXINGTON PARKER CAPITAL CORPORATION++                              5.49         10/05/2006             8,440
         16,398  LIBERTY STREET FUNDING CORPORATION++                                5.42         09/25/2006            16,340
          1,414  LIBERTY STREET FUNDING CORPORATION                                  5.44         10/25/2006             1,402
        169,633  LIQUID FUNDING LIMITED++                                            5.32         09/21/2006           169,138
        169,633  LIQUID FUNDING LIMITED                                              5.48         11/30/2006           167,408
        197,905  LIQUID FUNDING LIMITED+/-                                           5.37         12/01/2006           197,905
         84,817  LIQUID FUNDING LIMITED                                              5.52         12/28/2006            83,359
        197,905  LIQUID FUNDING LIMITED+/-                                           5.35         12/29/2006           197,915
         18,377  MERRILL LYNCH  & COMPANY INCORPORATED+/-                            5.61         01/26/2007            18,392
        282,722  MORGAN STANLEY+/-                                                   5.38         10/30/2006           282,722
        395,811  MORGAN STANLEY+/-                                                   5.38         10/10/2006           395,811
          5,654  MORGAN STANLEY+/-                                                   5.48         01/19/2007             5,659
         86,937  MORGAN STANLEY SERIES EXL+/-                                        5.39         09/15/2007            86,953
        151,539  NATIONWIDE BUILDING SOCIETY+/- ++                                   5.42         12/11/2006           151,616
         90,754  NATIONWIDE BUILDING SOCIETY+/- ++                                   5.61         07/20/2007            90,878
         56,544  NEWPORT FUNDING CORPORATION++                                       5.39         09/26/2006            56,338
        119,868  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.43         10/23/2006           118,960
          5,654  NORTH SEA FUNDING LLC++                                             5.38         10/16/2006             5,617
         11,309  NORTH SEA FUNDING LLC                                               5.25         11/24/2006            11,170
         66,864  PERRY GLOBAL FUNDING LIMITED SERIES A++                             5.24         09/05/2006            66,825
          2,358  PERRY GLOBAL FUNDING LIMITED SERIES A++                             5.43         09/25/2006             2,350
          1,555  PERRY GLOBAL FUNDING LIMITED SERIES A                               5.50         11/10/2006             1,539
          2,262  PICAROS FUNDING LLC++                                               5.41         11/03/2006             2,241
        265,504  RACERS TRUST 2004-6-MM+/- ++                                        5.35         09/22/2006           265,547
        159,257  ROYAL BANK OF SCOTLAND PLC+/- ++                                    5.41         11/24/2006           159,293
         18,490  ROYAL BANK OF SCOTLAND PLC+/- ++                                    5.50         03/30/2007            18,502
        141,361  SEDNA FINANCE INCORPORATED+/- ++                                    5.24         12/08/2006           141,376
        887,747  SHEFFIELD RECEIVABLES CORPORATION                                   5.28         09/01/2006           887,747
        396,800  SLM CORPORATION+/-                                                  5.60         01/25/2007           397,125
         28,951  SLM CORPORATION+/-                                                  5.69         07/25/2007            29,019
        113,089  SLM CORPORATION+/- ++                                               5.33         09/12/2007           113,112
         70,833  TANGO FINANCE CORPORATION SERIES MTN+/- ++                          5.36         10/25/2006            70,840
        202,813  TIERRA ALTA FUNDING I LIMITED                                       5.35         11/01/2006           201,008
        202,796  TIERRA ALTA FUNDING I LIMITED                                       5.35         11/08/2006           200,785
        565,444  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51         08/03/2007           565,444
        108,673  TRAVELERS INSURANCE COMPANY+/-                                      5.40         02/09/2007           108,670
        141,361  UNICREDITO ITALIANO BANK IRELAND SERIES LIB+/- ++                   5.38         03/09/2007           141,381
         40,853  VERSAILLES CDS LLC++                                                5.32         09/05/2006            40,830
         28,272  VERSAILLES CDS LLC                                                  5.32         09/08/2006            28,243
          8,482  VERSAILLES CDS LLC++                                                5.36         09/22/2006             8,456
        141,361  WAL-MART STORES INCORPORATED+/-                                     5.39         03/28/2007           141,362
        180,942  WHISTLEJACKET CAPITAL LIMITED                                       5.34         10/16/2006           179,755
          9,957  WHISTLEJACKET CAPITAL LIMITED++                                     5.36         11/20/2006             9,841

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------


PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        32,683  WHITE PINE FINANCE LLC++                                             5.30%      09/01/2006   $        32,683

                                                                                                                   17,987,696
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,987,696)                                                         17,987,696
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 4.56%

MUTUAL FUNDS - 4.56%
      2,590,638  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                      2,590,638
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,590,638)                                                                      2,590,638
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $78,108,120)*                                     137.30%                                               $    77,960,851

OTHER ASSETS AND LIABILITIES, NET                       (37.30)                                                   (21,178,877)
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $    56,781,974
                                                       -------                                                ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,590,638.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.46%
           N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO              $   100,725,966

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $103,406,682)                     100,725,966
                                                                                      ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $103,406,682)*                                     100.46%                      $   100,725,966

OTHER ASSETS AND LIABILITIES, NET                         (0.46)                             (458,550)
                                                        -------                       ---------------

TOTAL NET ASSETS                                         100.00%                      $   100,267,416
                                                        -------                       ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE      MATURITY DATE         VALUE
AGENCY SECURITIES - 63.20%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 21.34%
$    25,500,000  FHLMC<<                                                                 4.00%         08/17/2007       $ 25,197,672
     21,000,000  FHLMC<<                                                                 4.00          09/22/2009         20,386,863
      4,591,041  FHLMC #B13066<<                                                         4.00          03/01/2014          4,406,329
      1,607,883  FHLMC #B13579                                                           5.00          04/01/2019          1,575,991
      1,414,502  FHLMC #B13580                                                           5.00          04/01/2019          1,386,446
      2,947,810  FHLMC #B15194<<                                                         5.00          06/01/2019          2,889,341
      3,329,771  FHLMC #B16884<<                                                         5.00          10/01/2019          3,263,726
      8,401,972  FHLMC #B17855<<                                                         5.00          02/01/2020          8,224,956
      1,133,218  FHLMC #C01345                                                           7.00          04/01/2032          1,166,394
        114,357  FHLMC #C31808                                                           7.50          10/01/2029            118,879
      1,100,490  FHLMC #C59553                                                           7.50          11/01/2031          1,139,753
      1,889,780  FHLMC #C65576<<                                                         7.50          04/01/2032          1,956,275
      3,951,322  FHLMC #E96459<<                                                         5.00          05/01/2018          3,877,946
        102,075  FHLMC #G00683                                                           8.50          12/01/2025            109,531
     23,841,425  FHLMC #G08083<<                                                         4.50          08/01/2035         22,213,073
     11,254,000  FHLMC SERIES 2861 CLASS QC                                              5.50          01/15/2029         11,236,040
      7,519,000  FHLMC SERIES 2867 CLASS LE                                              5.50          02/15/2030          7,457,218

                                                                                                                         116,606,433
                                                                                                                        ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 39.06%
      5,600,000  FNMA<<                                                                  5.75          02/15/2008          5,647,051
     15,000,000  FNMA<<                                                                  6.00          05/15/2011         15,597,135
     10,000,000  FNMA<<                                                                  5.38          11/15/2011         10,158,160
        137,150  FNMA #253266                                                            8.00          05/01/2030            144,876
        761,217  FNMA #253951                                                            7.50          09/01/2031            787,393
        755,976  FNMA #254218                                                            7.00          02/01/2032            777,825
        278,268  FNMA #254223                                                            7.50          02/01/2032            287,837
      1,873,315  FNMA #254480                                                            7.00          10/01/2032          1,926,839
     13,074,727  FNMA #255720<< +/-                                                      4.00          03/01/2035         12,681,483
      1,760,925  FNMA #313689                                                            7.00          08/01/2007          1,770,012
     10,389,045  FNMA #313864<<                                                          6.69          12/01/2007         10,431,268
      9,364,143  FNMA #357464<<                                                          4.50          12/01/2018          9,020,478
      7,255,150  FNMA #387402<<                                                          5.03          05/01/2015          7,109,682
      7,601,000  FNMA #387405<<                                                          5.09          05/01/2015          7,474,336
        170,305  FNMA #417768                                                            6.50          03/01/2028            173,845
     15,687,026  FNMA #555710<<                                                          4.50          08/01/2018         15,111,311
        408,310  FNMA #70765                                                             9.00          03/01/2021            440,973
      7,891,264  FNMA #735964+/-                                                         4.81          10/01/2035          7,842,999
     12,171,215  FNMA #787275<< +/-                                                      4.89          06/01/2034         11,965,466
      5,193,437  FNMA #813158<< +/-                                                      4.85          12/01/2034          5,151,377
      4,521,702  FNMA #832231<<                                                          3.50          06/01/2020          4,129,446
      4,894,499  FNMA #873354<<                                                          5.61          02/01/2021          5,046,993
     15,422,907  FNMA #880020<< +/-                                                      4.88          02/01/2036         15,247,072
     17,480,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B<<                            5.50          09/25/2011         17,742,644
     15,275,044  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                              5.34          04/25/2012         15,388,093
     15,000,000  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                               4.49          11/25/2012         14,472,237
     17,064,644  FNMA SERIES 2005-12 CLASS EA                                            4.50          09/25/2014         16,892,592

                                                                                                                         213,419,423
                                                                                                                        ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.80%
     15,000,000  GNMA TBA%%                                                              6.50          09/01/2036         15,290,625
                                                                                                                        ------------

TOTAL AGENCY SECURITIES (COST $351,653,784)                                                                              345,316,481
                                                                                                                        ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.19%
     2,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2005-6 CLASS A4+/-                                                      5.35          09/10/2047          1,970,251
     5,700,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B           7.30          06/10/2032          5,960,261

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   37,188,000   FHLMC                                                                    4.38%        04/15/2015      $ 36,210,420
    36,857,073   FHLMC SERIES 3185 CLASS PA                                               4.50         08/15/2026        36,217,558
     4,750,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                                 7.39         12/15/2031         5,015,699
    10,171,491   FNMA SERIES 2005-77 CLASS BX<<                                           4.50         07/25/2028        10,009,880
     2,735,563   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 1997-C1 CLASS A3                                                         6.87         07/15/2029         2,756,450
    14,175,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                        5.17         01/14/2042        13,890,662
    15,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C14 CLASS A4+/-      5.09         08/15/2041        14,642,399

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $127,955,424)                                                           126,673,580
                                                                                                                       ------------

US TREASURY SECURITIES - 2.22%

US TREASURY BONDS - 0.52%
      3,000,000  US TREASURY BOND<<                                                       4.50         02/15/2036         2,823,516
                                                                                                                       ------------

US TREASURY NOTES - 1.70%
      9,500,000  US TREASURY NOTE<<                                                       3.38         02/15/2008         9,301,840
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $11,973,286)                                                                          12,125,356
                                                                                                                       ------------

COLLATERAL FOR SECURITIES LENDING - 47.71%

COLLATERAL INVESTED IN OTHER ASSETS - 47.71%
        533,319  ABBEY NATIONAL TREASURY SERVICE+/- ++                                    5.59         01/16/2007           533,741
      3,555,462  AMERICAN EXPRESS BANK+/-                                                 5.29         01/26/2007         3,555,497
      2,241,487  AMERICAN GENERAL FINANCE+/- ++                                           5.36         09/14/2007         2,242,607
      1,932,316  AQUIFER FUNDING LIMITED++                                                5.35         09/07/2006         1,930,635
      1,545,853  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                       5.30         04/25/2007         1,545,884
        170,198  ATLAS CAPITAL FUNDING LIMITED++                                          5.31         09/01/2006           170,198
      1,932,316  ATLAS CAPITAL FUNDING LIMITED+/-                                         5.38         11/10/2006         1,932,316
      1,545,853  ATOMIUM FUNDING CORPORATION++                                            5.40         11/03/2006         1,531,647
        193,232  BANK ONE NA ILLNOIS+/-                                                   5.55         01/12/2007           193,319
      5,024,022  BEAR STEARNS COMPANIES INCORPORATED+/-                                   5.39         02/23/2007         5,024,022
     16,617,919  BEAR STEARNS COMPANIES INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $16,620,393)                                             5.36         09/01/2006        16,617,919
      7,729,264  BEAR STEARNS COMPANIES INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $7,730,415)                                              5.36         09/01/2006         7,729,264
        262,795  BHP BILLITON FINANCE (USA) BV++                                          5.31         09/08/2006           262,527
      7,797,223  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $7,798,384)                                              5.36         09/01/2006         7,797,223
      3,091,706  BUCKINGHAM II CDO LLC++                                                  5.31         09/25/2006         3,080,885
      3,864,632  BUCKINGHAM III CDO LLC++                                                 5.32         09/29/2006         3,848,865
      1,236,682  CAIRN HIGH GRADE FUNDING I++                                             5.31         09/13/2006         1,234,518
        927,512  CAIRN HIGH GRADE FUNDING I                                               5.30         09/18/2006           925,212
        772,926  CAIRN HIGH GRADE FUNDING I                                               5.32         09/21/2006           770,670
      1,004,804  CAIRN HIGH GRADE FUNDING I++                                             5.31         09/25/2006         1,001,288
         46,453  CEDAR SPRINGS CAPITAL COMPANY LLC++                                      5.27         09/05/2006            46,426
      1,940,664  CEDAR SPRINGS CAPITAL COMPANY LLC++                                      5.31         09/12/2006         1,937,559
      1,099,874  CEDAR SPRINGS CAPITAL COMPANY LLC                                        5.32         09/25/2006         1,096,025
      1,932,316  CEDAR SPRINGS CAPITAL COMPANY LLC++                                      5.33         10/03/2006         1,923,292
      2,877,682  CEDAR SPRINGS CAPITAL COMPANY LLC                                        5.39         11/17/2006         2,845,366
         92,828  CEDAR SPRINGS CAPITAL COMPANY LLC                                        5.38         11/20/2006            91,745
      2,350,469  CEDAR SPRINGS CAPITAL COMPANY LLC                                        5.37         11/27/2006         2,320,642
      3,864,632  CHEYNE FINANCE LLC++                                                     5.37         11/13/2006         3,823,474
     15,458,529  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $15,460,831)                                             5.36         09/01/2006        15,458,529
        184,420  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                               5.25         09/12/2006           184,125
        154,585  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                               5.23         09/13/2006           154,315
      9,275,117  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                         5.31         09/08/2006         9,265,657
      2,318,779  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.34         10/11/2006         2,305,261
        193,000  CROWN POINT CAPITAL COMPANY LLC++                                        5.48         10/02/2006           192,127

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     3,449,184  CULLINAN FINANCE CORPORATION++                                          5.38%         09/28/2006       $  3,435,594
      1,932,316  DEER VALLEY FUNDING LLC                                                 5.36          09/11/2006          1,929,495
      3,526,863  DEER VALLEY FUNDING LLC++                                               5.31          09/12/2006          3,521,220
        510,131  DEER VALLEY FUNDING LLC++                                               5.27          09/15/2006            509,091
      1,932,316  DEER VALLEY FUNDING LLC                                                 5.41          11/01/2006          1,915,119
         77,293  FCAR OWNER TRUST SERIES II                                              5.22          10/03/2006             76,932
      5,921,556  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $5,922,438)                                             5.36          09/01/2006          5,921,556
      3,864,632  FIVE FINANCE INCORPORATED+/- ++                                         5.37          01/25/2007          3,866,333
        127,842  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.21          09/29/2006            127,320
        156,518  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.44          10/30/2006            155,172
        426,346  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.37          11/15/2006            421,682
         46,376  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.47          11/29/2006             45,774
      2,673,475  FOX TROT CDO LIMITED                                                    5.36          12/01/2006          2,638,052
        928,285  GENERAL ELECTRIC CAPITAL+/-                                             5.53          09/18/2006            928,340
      1,236,682  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                           5.41          06/18/2007          1,236,682
      1,798,909  GEORGE STREET FINANCE LLC++                                             5.29          09/15/2006          1,795,239
      3,864,632  GOLDMAN SACHS GROUP INCORPORATED+/-                                     5.59          03/30/2007          3,868,188
        788,385  HBOS TREASURY SERVICES PLC+/- ++                                        5.58          01/12/2007            788,992
        120,267  ICICI BANK LIMITED                                                      5.46          11/15/2006            118,952
        236,670  ICICI BANK LIMITED                                                      5.51          12/01/2006            233,534
      2,705,243  ING USA ANNUITY & LIFE INSURANCE+/-                                     5.40          09/17/2007          2,705,243
        153,349  IRISH LIFE & PERMANENT PLC                                              5.47          12/13/2006            151,050
     10,048,044  JPMORGAN REPURCHASE AGREEMENT
                 (MATURITY VALUE $10,049,540)                                            5.36          09/01/2006         10,048,044
      4,946,729  KAUPTHING BANK HF+/- ++                                                 5.39          03/20/2007          4,942,920
      1,932,316  KESTREL FUNDING (US) LLC++                                              5.45          11/06/2006          1,913,727
        246,486  KLIO FUNDING CORPORATION++                                              5.46          10/20/2006            244,724
        130,315  KLIO FUNDING CORPORATION++                                              5.36          11/15/2006            128,890
      1,355,713  KLIO II FUNDING CORPORATION++                                           5.39          10/20/2006          1,346,020
      6,183,412  KLIO III FUNDING CORPORATION                                            5.30          09/18/2006          6,168,077
        634,804  KLIO III FUNDING CORPORATION++                                          5.46          10/16/2006            630,640
        231,878  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                5.61          04/20/2007            232,189
     14,893,401  LEXINGTON PARKER CAPITAL CORPORATION++                                  5.49          10/05/2006         14,819,529
        224,149  LIBERTY STREET FUNDING CORPORATION++                                    5.42          09/25/2006            223,364
         19,323  LIBERTY STREET FUNDING CORPORATION                                      5.44          10/25/2006             19,171
      2,318,779  LIQUID FUNDING LIMITED++                                                5.32          09/21/2006          2,312,009
      2,318,779  LIQUID FUNDING LIMITED                                                  5.48          11/30/2006          2,288,357
      2,705,243  LIQUID FUNDING LIMITED+/-                                               5.37          12/01/2006          2,705,243
      1,159,390  LIQUID FUNDING LIMITED                                                  5.52          12/28/2006          1,139,471
      2,705,243  LIQUID FUNDING LIMITED+/-                                               5.35          12/29/2006          2,705,378
        251,201  MERRILL LYNCH & COMPANY INCORPORATED+/-                                 5.61          01/26/2007            251,412
      5,410,485  MORGAN STANLEY+/-                                                       5.38          10/10/2006          5,410,485
      3,864,632  MORGAN STANLEY+/-                                                       5.38          10/30/2006          3,864,632
         77,293  MORGAN STANLEY+/-                                                       5.48          01/19/2007             77,349
      1,188,374  MORGAN STANLEY SERIES EXL+/-                                            5.39          09/15/2007          1,188,600
      2,071,443  NATIONWIDE BUILDING SOCIETY+/- ++                                       5.42          12/11/2006          2,072,499
      1,240,547  NATIONWIDE BUILDING SOCIETY+/- ++                                       5.61          07/20/2007          1,242,246
        772,926  NEWPORT FUNDING CORPORATION++                                           5.39          09/26/2006            770,105
      1,638,527  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               5.43          10/23/2006          1,626,107
         77,293  NORTH SEA FUNDING LLC++                                                 5.38          10/16/2006             76,786
        154,585  NORTH SEA FUNDING LLC                                                   5.25          11/24/2006            152,692
        913,986  PERRY GLOBAL FUNDING LIMITED SERIES A++                                 5.24          09/05/2006            913,455
         32,231  PERRY GLOBAL FUNDING LIMITED SERIES A++                                 5.43          09/25/2006             32,118
         21,255  PERRY GLOBAL FUNDING LIMITED SERIES A                                   5.50          11/10/2006             21,038
         30,917  PICAROS FUNDING LLC++                                                   5.41          11/03/2006             30,633
      3,629,276  RACERS TRUST 2004+/- ++                                                 5.35          09/22/2006          3,629,857
      2,176,947  ROYAL BANK OF SCOTLAND PLC+/- ++                                        5.41          11/24/2006          2,177,448
        252,747  ROYAL BANK OF SCOTLAND PLC+/- ++                                        5.50          03/30/2007            252,909
      1,932,316  SEDNA FINANCE INCORPORATED+/- ++                                        5.24          12/08/2006          1,932,529
     12,134,945  SHEFFIELD RECEIVABLES CORPORATION                                       5.28          09/01/2006         12,134,945
      5,424,011  SLM CORPORATION+/-                                                      5.60          01/25/2007          5,428,459
        395,738  SLM CORPORATION+/-                                                      5.69          07/25/2007            396,672

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,545,853  SLM CORPORATION+/- ++                                               5.33%       09/12/2007      $    1,546,178
        968,245  TANGO FINANCE CORPORATION+/- ++                                     5.36        10/25/2006             968,342
      2,772,333  TIERRA ALTA FUNDING I LIMITED                                       5.35        11/01/2006           2,747,659
      2,772,101  TIERRA ALTA FUNDING I LIMITED                                       5.35        11/08/2006           2,744,601
      7,729,264  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51        08/03/2007           7,729,264
      1,485,487  TRAVELERS INSURANCE COMPANY+/-                                      5.40        02/09/2007           1,485,458
      1,932,316  UNICREDITO ITALIANO+/- ++                                           5.38        03/09/2007           1,932,587
        558,439  VERSAILLES CDS LLC++                                                5.32        09/05/2006             558,115
        386,463  VERSAILLES CDS LLC                                                  5.32        09/08/2006             386,069
        115,939  VERSAILLES CDS LLC++                                                5.36        09/22/2006             115,583
      1,932,316  WAL-MART STORES INCORPORATED+/-                                     5.39        03/28/2007           1,932,335
      2,473,365  WHISTLEJACKET CAPITAL LIMITED                                       5.34        10/16/2006           2,457,139
        136,112  WHISTLEJACKET CAPITAL LIMITED++                                     5.36        11/20/2006             134,524
        446,751  WHITE PINE FINANCE LLC++                                            5.30        09/01/2006             446,751

                                                                                                                    260,697,674
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $260,697,674)                                                         260,697,674
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 13.70%

REPURCHASE AGREEMENTS - 13.66%
     35,000,000  COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $35,005,172)                  5.32        09/01/2006          35,000,000
     39,615,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES(MATURITY VALUE $39,620,854)             5.32        09/01/2006          39,615,000

                                                                                                                     74,615,000
                                                                                                                 --------------

US TREASURY BILLS - 0.04%
        250,000  US TREASURY BILL^                                                   4.94        10/12/2006             248,616
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $74,863,593)                                                                      74,863,616
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $827,143,761)*                                    150.02%                                                  $  819,676,707

OTHER ASSETS AND LIABILITIES, NET                       (50.02)                                                    (273,299,243)
                                                       -------                                                   --------------

TOTAL NET ASSETS                                        100.00%                                                  $  546,377,464
                                                       -------                                                   --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
AGENCY SECURITIES - 54.99%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 45.10%
$     37,295,000  FHLMC                                                                  4.13%         04/02/2007       $ 37,034,196
      12,820,351  FHLMC #1B1941<< +/-                                                    5.20          08/01/2034         12,688,611
      17,092,936  FHLMC #1B3082+/-                                                       6.02          09/01/2036         17,249,844
       3,396,366  FHLMC #1L0171<< +/-                                                    5.60          06/01/2035          3,419,261
       6,078,827  FHLMC SERIES 2687 CLASS PW                                             5.50          07/15/2009          6,085,542
      26,568,000  FHLMC SERIES 2695 CLASS GU<<                                           3.50          11/15/2022         26,005,510
      27,779,848  FHLMC SERIES 2705 CLASS LA<<                                           4.50          02/15/2023         27,482,973
      50,744,038  FHLMC SERIES 2727 CLASS PW<<                                           3.57          06/15/2029         49,192,107
       6,330,025  FHLMC SERIES 2731 CLASS PK<<                                           3.50          05/15/2026          6,164,192
      14,110,751  FHLMC SERIES 2965 CLASS GB                                             4.50          11/15/2014         13,942,303
      38,021,000  FHLMC TBA%%                                                            6.00          10/01/2021         38,365,546

                                                                                                                         237,630,085
                                                                                                                        ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.48%
       5,519,614  FNMA #255088                                                           4.50          01/01/2014          5,377,168
       6,332,577  FNMA #380662<<                                                         6.19          08/01/2008          6,375,105
       4,548,519  FNMA #381370                                                           5.74          03/01/2009          4,579,900
       3,821,658  FNMA #545716<< +/-                                                     5.57          06/01/2032          3,834,289
      13,341,414  FNMA #846724<< +/-                                                     5.53          01/01/2036         13,376,156
       8,885,385  FNMA #892281+/-                                                        5.83          07/01/2036          8,957,013
       7,508,443  FNMA SERIES 2005-12 CLASS EA                                           4.50          09/25/2014          7,432,740

                                                                                                                          49,932,371
                                                                                                                        ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.41%
         437,615  GNMA SERIES 2006-3 CLASS A                                             4.21          01/16/2028            426,293
       1,777,759  GNMA SERIES 2006-32 CLASS A                                            5.08          01/16/2030          1,767,217

                                                                                                                           2,193,510
                                                                                                                        ------------

TOTAL AGENCY SECURITIES (COST $292,213,573)                                                                              289,755,966
                                                                                                                        ------------

ASSET BACKED SECURITIES - 1.71%
         392,073  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                2.08          05/15/2008            390,154
       6,140,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                    4.17          01/15/2009          6,097,063
       1,351,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-B CLASS A4                    5.25          09/15/2011          1,351,317
       1,250,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A6++                        3.46          07/25/2039          1,196,088

TOTAL ASSET BACKED SECURITIES (COST $9,078,572)                                                                            9,034,622
                                                                                                                        ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.30%
         193,605  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-                 5.82          10/25/2031            193,657
       1,800,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B          7.30          06/10/2032          1,882,188
      18,509,415  FHLMC SERIES 2893 CLASS PA                                             4.00          04/15/2025         18,121,378
       8,170,330  FHLMC SERIES 2941 CLASS WA                                             5.00          11/15/2024          8,118,580
      24,402,444  FHLMC SERIES 3207 CLASS NA                                             6.00          03/15/2027         24,708,756
       1,400,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                               7.39          12/15/2031          1,478,311
       1,518,703  FNGT SERIES 2001 T6 CLASS A                                            5.70          05/25/2011          1,537,865
      22,117,000  FNMA SERIES 2003-106 CLASS WB                                          4.50          10/25/2015         21,859,213
      10,770,053  FNMA SERIES 2003-120 CLASS GU                                          4.50          12/25/2013         10,587,525
      10,140,400  FNMA SERIES 2003-122 CLASS OH                                          4.00          08/25/2013          9,959,172
       6,892,775  FNMA SERIES 2004-69 CLASS CT<<                                         4.50          06/25/2018          6,696,665
      34,814,751  FNMA SERIES 2005-65 CLASS WG<<                                         4.50          08/25/2026         34,298,284
         976,987  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                       6.87          07/15/2029            984,446
         657,134  GNMA SERIES 2006-8 CLASS A                                             3.94          08/16/2025            638,502
       1,549,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2           6.56          04/13/2031          1,573,055

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
$      1,239,049  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2004-C3 CLASS A1     3.77%        01/15/2042     $  1,208,378

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $145,414,233)                                                            143,845,975
                                                                                                                        ------------

US TREASURY SECURITIES - 20.04%

US TREASURY NOTES - 20.04%
         182,000  US TREASURY NOTE<<                                                        4.25         10/31/2007          180,550
         270,000  US TREASURY NOTE                                                          4.38         12/31/2007          268,112
       9,551,000  US TREASURY NOTE<<                                                        4.38         01/31/2008        9,483,847
       1,542,000  US TREASURY NOTE                                                          4.63         02/29/2008        1,536,458
      31,193,000  US TREASURY NOTE<<                                                        4.63         03/31/2008       31,079,676
       2,280,000  US TREASURY NOTE<<                                                        4.88         04/30/2008        2,280,980
      37,581,000  US TREASURY NOTE<<                                                        4.88         05/31/2008       37,604,488
      15,083,000  US TREASURY NOTE<<                                                        5.13         06/30/2008       15,163,724
       7,938,000  US TREASURY NOTE<<                                                        5.00         07/31/2008        7,966,529

                                                                                                                         105,564,364
                                                                                                                        ------------

TOTAL US TREASURY SECURITIES (COST $105,445,107)                                                                         105,564,364
                                                                                                                        ------------

COLLATERAL FOR SECURITIES LENDING - 45.51%

COLLATERAL INVESTED IN OTHER ASSETS - 45.51%
         520,115  ABBEY NATIONAL TREASURY SERVICE+/- ++                                     5.59         01/16/2007          520,526
       3,467,434  AMERICAN EXPRESS BANK+/-                                                  5.29         01/26/2007        3,467,469
       2,185,991  AMERICAN GENERAL FINANCE+/- ++                                            5.36         09/14/2007        2,187,084
       1,884,475  AQUIFER FUNDING LIMITED++                                                 5.35         09/07/2006        1,882,836
         165,985  ATLAS CAPITAL FUNDING CORPORATION++                                       5.31         09/01/2006          165,985
       1,884,475  ATLAS CAPITAL FUNDING CORPORATION+/-                                      5.38         11/10/2006        1,884,475
       1,507,580  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                        5.30         04/25/2007        1,507,610
       1,507,580  ATOMIUM FUNDING CORPORATION++                                             5.40         11/03/2006        1,493,726
         188,448  BANK ONE NA ILLINOIS+/-                                                   5.55         01/12/2007          188,532
      16,206,487  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $16,208,900)                                              5.36         09/01/2006       16,206,487
       7,537,901  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $7,539,023)                                               5.36         09/01/2006        7,537,901
       4,899,636  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.39         02/23/2007        4,899,636
         256,289  BHP BILLITON FINANCE (USA) LIMITED++                                      5.31         09/08/2006          256,027
       7,494,181  BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $7,495,297)                                               5.36         09/01/2006        7,494,181
       3,015,160  BUCKINGHAM II CDO LLC++                                                   5.31         09/25/2006        3,004,607
       3,768,950  BUCKINGHAM III CDO LLC++                                                  5.32         09/29/2006        3,753,573
       1,206,064  CAIRN HIGH GRADE FUNDING I++                                              5.31         09/13/2006        1,203,954
         904,548  CAIRN HIGH GRADE FUNDING I                                                5.30         09/18/2006          902,305
         753,790  CAIRN HIGH GRADE FUNDING I                                                5.32         09/21/2006          751,589
         979,927  CAIRN HIGH GRADE FUNDING I                                                5.31         09/25/2006          976,497
          45,303  CEDAR SPRINGS CAPITAL COMPANY LLC++                                       5.27         09/05/2006           45,277
       1,892,616  CEDAR SPRINGS CAPITAL COMPANY LLC++                                       5.31         09/12/2006        1,889,588
       1,072,643  CEDAR SPRINGS CAPITAL COMPANY LLC++                                       5.32         09/25/2006        1,068,889
       1,884,475  CEDAR SPRINGS CAPITAL COMPANY LLC++                                       5.33         10/03/2006        1,875,675
       2,806,436  CEDAR SPRINGS CAPITAL COMPANY LLC                                         5.39         11/17/2006        2,774,920
          90,530  CEDAR SPRINGS CAPITAL COMPANY LLC                                         5.38         11/20/2006           89,474
       2,292,276  CEDAR SPRINGS CAPITAL COMPANY LLC                                         5.37         11/27/2006        2,263,187
       3,768,950  CHEYNE FINANCE LLC++                                                      5.37         11/13/2006        3,728,811
      15,075,802  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $15,078,047)                                              5.36         09/01/2006       15,075,802
         179,854  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                5.25         09/12/2006          179,567
         150,758  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                5.23         09/13/2006          150,494
       9,045,481  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                          5.31         09/08/2006        9,036,255
       2,261,370  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.34         10/11/2006        2,248,187
         188,221  CROWN POINT CAPITAL COMPANY LLC++                                         5.48         10/02/2006          187,371
       3,363,788  CULLINAN FINANCE CORPORATION++                                            5.38         09/28/2006        3,350,535
       1,884,475  DEER VALLEY FUNDING LLC                                                   5.36         09/11/2006        1,881,724

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      3,439,544  DEER VALLEY FUNDING LLC++                                              5.31%         09/12/2006       $  3,434,041
         497,501  DEER VALLEY FUNDING LLC++                                              5.27          09/15/2006            496,487
       1,884,475  DEER VALLEY FUNDING LLC                                                5.41          11/01/2006          1,867,703
          75,379  FCAR OWNER TRUST SERIES II                                             5.22          10/03/2006             75,027
       5,774,949  FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $5,775,809)                                            5.36          09/01/2006          5,774,949
       3,768,950  FIVE FINANCE INCORPORATED+/- ++                                        5.37          01/25/2007          3,770,609
         124,677  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.21          09/29/2006            124,168
         152,642  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.44          10/30/2006            151,330
         415,791  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.37          11/15/2006            411,242
          45,227  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.47          11/29/2006             44,640
       2,607,285  FOX TROT CDO LIMITED                                                   5.36          12/01/2006          2,572,738
         905,302  GENERAL ELECTRIC CAPITAL+/-                                            5.53          09/18/2006            905,356
       1,206,064  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.41          06/18/2007          1,206,064
       1,754,371  GEORGE STREET FINANCE LLC++                                            5.29          09/15/2006          1,750,792
       3,768,950  GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.59          03/30/2007          3,772,418
         768,866  HBOS TREASURY SERVICES PLC+/- ++                                       5.58          01/12/2007            769,458
         117,290  ICICI BANK LIMITED                                                     5.46          11/15/2006            116,007
         230,811  ICICI BANK LIMITED                                                     5.51          12/01/2006            227,752
       2,638,265  ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40          09/17/2007          2,638,265
         149,552  IRISH LIFE & PERMANENT PLC                                             5.47          12/13/2006            147,310
       9,799,271  JPMORGAN REPURCHASE AGREEMENT
                  (MATURITY VALUE $9,800,730)                                            5.36          09/01/2006          9,799,271
       4,824,257  KAUPTHING BANK HF+/- ++                                                5.39          03/20/2007          4,820,542
       1,884,475  KESTREL FUNDING (US) LLC++                                             5.45          11/06/2006          1,866,347
         240,384  KLIO FUNDING CORPORATION++                                             5.46          10/20/2006            238,665
         127,089  KLIO FUNDING CORPORATION++                                             5.36          11/15/2006            125,699
       1,322,148  KLIO II FUNDING CORPORATION++                                          5.39          10/20/2006          1,312,694
       6,030,321  KLIO III FUNDING CORPORATION                                           5.30          09/18/2006          6,015,366
         619,088  KLIO III FUNDING CORPORATION++                                         5.46          10/16/2006            615,027
         226,137  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.61          04/20/2007            226,440
         113,069  LEXINGTON PARKER CAPITAL CORPORATION++                                 5.49          10/05/2006            112,508
         218,599  LIBERTY STREET FUNDING CORPORATION++                                   5.42          09/25/2006            217,834
          18,845  LIBERTY STREET FUNDING CORPORATION                                     5.44          10/25/2006             18,696
       2,261,370  LIQUID FUNDING LIMITED++                                               5.32          09/21/2006          2,254,767
       2,261,370  LIQUID FUNDING LIMITED                                                 5.48          11/30/2006          2,231,701
       2,638,265  LIQUID FUNDING LIMITED+/-                                              5.37          12/01/2006          2,638,265
       1,130,685  LIQUID FUNDING LIMITED                                                 5.52          12/28/2006          1,111,260
       2,638,265  LIQUID FUNDING LIMITED+/-                                              5.35          12/29/2006          2,638,397
         244,982  MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.61          01/26/2007            245,188
       5,276,531  MORGAN STANLEY+/-                                                      5.38          10/10/2006          5,276,531
       3,768,950  MORGAN STANLEY+/-                                                      5.38          10/30/2006          3,768,950
          75,379  MORGAN STANLEY+/-                                                      5.48          01/19/2007             75,434
       1,158,952  MORGAN STANLEY SERIES EXL+/-                                           5.39          09/15/2007          1,159,172
       2,020,157  NATIONWIDE BUILDING SOCIETY+/- ++                                      5.42          12/11/2006          2,021,188
       1,209,833  NATIONWIDE BUILDING SOCIETY+/- ++                                      5.61          07/20/2007          1,211,491
         753,790  NEWPORT FUNDING CORPORATION++                                          5.39          09/26/2006            751,039
       1,597,960  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.43          10/23/2006          1,585,847
          75,379  NORTH SEA FUNDING LLC++                                                5.38          10/16/2006             74,885
         150,758  NORTH SEA FUNDING LLC                                                  5.25          11/24/2006            148,911
         891,357  PERRY GLOBAL FUNDING LIMITED SERIES A++                                5.24          09/05/2006            890,840
          31,433  PERRY GLOBAL FUNDING LIMITED SERIES A++                                5.43          09/25/2006             31,323
          20,729  PERRY GLOBAL FUNDING LIMITED SERIES A                                  5.50          11/10/2006             20,518
          30,152  PICAROS FUNDING LLC++                                                  5.41          11/03/2006             29,875
       3,539,421  RACERS TRUST 2004+/- ++                                                5.35          09/22/2006          3,539,988
       2,123,050  ROYAL BANK OF SCOTLAND PLC+/- ++                                       5.41          11/24/2006          2,123,538
         246,489  ROYAL BANK OF SCOTLAND PLC+/-                                          5.50          03/30/2007            246,647
       1,884,475  SEDNA FINANCE INCORPORATED+/- ++                                       5.24          12/08/2006          1,884,683
      11,834,505  SHEFFIELD RECEIVABLES CORPORATION                                      5.28          09/01/2006         11,834,505
       5,289,722  SLM CORPORATION+/-                                                     5.60          01/25/2007          5,294,060
         385,941  SLM CORPORATION+/-                                                     5.69          07/25/2007            386,851
       1,507,580  SLM CORPORATION+/- ++                                                  5.33          09/12/2007          1,507,897

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        944,273  TANGO FINANCE CORPORATION+/- ++                                      5.36%       10/25/2006    $      944,367
       2,703,694  TIERRA ALTA FUNDING I LIMITED                                        5.35        11/01/2006         2,679,631
       2,703,468  TIERRA ALTA FUNDING I LIMITED                                        5.35        11/08/2006         2,676,650
       7,537,901  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.51        08/03/2007         7,537,901
       1,448,709  TRAVELERS INSURANCE COMPANY+/-                                       5.40        02/09/2007         1,448,680
       1,884,475  UNICREDITO ITALIANO+/- ++                                            5.38        03/09/2007         1,884,739
         544,613  VERSAILLES CDS LLC++                                                 5.32        09/05/2006           544,297
         376,895  VERSAILLES CDS LLC                                                   5.32        09/08/2006           376,511
         113,069  VERSAILLES CDS LLC++                                                 5.36        09/22/2006           112,721
       1,884,475  WAL-MART STORES INCORPORATED+/-                                      5.39        03/28/2007         1,884,494
       2,412,128  WHISTLEJACKET CAPITAL LIMITED                                        5.34        10/16/2006         2,396,305
         132,742  WHISTLEJACKET CAPITAL LIMITED++                                      5.36        11/20/2006           131,193
         435,691  WHITE PINE FINANCE LLC++                                             5.30        09/01/2006           435,691

                                                                                                                    239,793,132
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $239,793,132)                                                         239,793,132
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 9.57%

REPURCHASE AGREEMENTS - 9.57%
      20,350,000  BEAR STEARNS COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES(MATURITY VALUE $20,353,007)                    5.32        09/01/2006        20,350,000
      30,053,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES(MATURITY VALUE $30,057,441)              5.32        09/01/2006        30,053,000

                                                                                                                     50,403,000
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $50,403,000)                                                                      50,403,000
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $842,347,617)*                                     159.12%                                                 $  838,397,059

OTHER ASSETS AND LIABILITIES, NET                        (59.12)                                                   (311,499,313)
                                                        -------                                                  --------------

TOTAL NET ASSETS                                         100.00%                                                 $  526,897,746
                                                        -------                                                  --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.94%
          N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                     $   436,950,517

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $440,235,001)                436,950,517
                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $440,235,001)*                                     99.94%                  $   436,950,517

OTHER ASSETS AND LIABILITIES, NET                         0.06                           265,295
                                                       -------                   ---------------

TOTAL NET ASSETS                                        100.00%                  $   437,215,812
                                                       -------                   ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                       VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.40%
           N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                $  1,261,806,971

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,259,787,316)             1,261,806,971
                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,259,787,316)*                                   100.40%                 $  1,261,806,971

OTHER ASSETS AND LIABILITIES, NET                         (0.40)                       (4,991,629)
                                                        -------                  ----------------

TOTAL NET ASSETS                                         100.00%                 $  1,256,815,342
                                                        -------                  ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
CORPORATE BONDS & NOTES - 73.68%

AEROSPACE, DEFENSE - 0.61%
$        200,000  ARMOR HOLDINGS INCORPORATED                                             8.25%        08/15/2013      $    207,000
                                                                                                                       ------------

AGRICULTURAL PRODUCTION CROPS - 0.57%
         200,000  EUROFRESH++                                                            11.50         01/15/2013           195,000
                                                                                                                       ------------

AMUSEMENT & RECREATION SERVICES - 2.89%
         200,000  PINNACLE ENTERTAINMENT                                                  8.25         03/15/2012           201,000
         165,000  POKAGON GAMING AUTHORITY++                                             10.38         06/15/2014           174,488
          80,000  TOWN SPORTS INTERNATIONAL INCORPORATED                                  9.63         04/15/2011            84,200
         130,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                10.21         02/01/2014           105,300
         410,000  TUNICA-BILOXI GAMING AU++                                               9.00         11/15/2015           421,275

                                                                                                                            986,263
                                                                                                                       ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.05%
         180,000  LEVI STRAUSS & COMPANY+/-                                               9.74         04/01/2012           185,850
         175,000  RIDDELL BELL HOLDINGS INCORPORATED                                      8.38         10/01/2012           171,063

                                                                                                                            356,913
                                                                                                                       ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.44%
          75,000  AUTONATION INCORPORATED++ +/-                                           7.51         04/15/2013            75,375
          75,000  AUTONATION INCORPORATED++                                               7.00         04/15/2014            73,969

                                                                                                                            149,344
                                                                                                                       ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.17%
          45,000  ASHTEAD CAPITAL INCORPORATED++                                          9.00         08/15/2016            45,900
         370,000  UNITED RENTALS NORTH AMERICA INCORPORATED                               7.75         11/15/2013           354,275

                                                                                                                            400,175
                                                                                                                       ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.75%
         250,000  ERICO INTERNATIONAL CORPORATION                                         8.88         03/01/2012           256,250
                                                                                                                       ------------

BUSINESS SERVICES - 4.38%
          40,000  AVIS BUDGET CAR RENTAL LLC++ +/-                                        7.91         05/15/2014            39,100
          75,000  AVIS BUDGET CAR RENTAL LLC++                                            7.75         05/15/2016            70,920
         195,000  CCM MERGER INCORPORATED++                                               8.00         08/01/2013           186,713
          85,000  H&E EQUIPMENT SERVICES INCORPORATED++                                   8.38         07/15/2016            86,275
         110,000  HERTZ CORPORATION++                                                     8.88         01/01/2014           114,125
          95,000  HERTZ CORPORATION++                                                    10.50         01/01/2016           102,363
         170,000  PENHALL INTERNATIONAL CORPORATION++                                    12.00         08/01/2014           173,400
         245,000  RAINBOW NATIONAL SERVICES LLC++(i)                                     10.38         09/01/2014           272,869
         300,000  RENT-WAY INCORPORATED                                                  11.88         06/15/2010           335,250
         108,000  WATERFORD GAMING LLC++                                                  8.63         09/15/2012           113,805

                                                                                                                          1,494,820
                                                                                                                       ------------

CHEMICALS & ALLIED PRODUCTS - 2.34%
         155,000  CHEMTURA CORPORATION                                                    6.88         06/01/2016           149,963
         135,000  IMC GLOBAL INCORPORATED                                                10.88         08/01/2013           151,200
         265,000  OMNOVA SOLUTIONS INCORPORATED                                          11.25         06/01/2010           280,900
         200,000  POLYONE CORPORATION                                                    10.63         05/15/2010           214,500

                                                                                                                            796,563
                                                                                                                       ------------

COAL MINING - 1.26%
         300,000  ARCH WESTERN FINANCE LLC                                                6.75         07/01/2013           289,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE    MATURITY DATE       VALUE
COAL MINING (continued)
$        145,000  FOUNDATION PA COAL COMPANY                                                 7.25%        08/01/2014    $    141,013

                                                                                                                             430,513
                                                                                                                        ------------

COMMUNICATIONS - 10.01%
          95,000  AIRGATE PCS INCORPORATED+/-                                                8.83         10/15/2011          97,138
         365,000  CCH I LLC                                                                 11.00         10/01/2015         323,938
         300,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                                    9.45         12/15/2010         307,500
         175,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                10.25         09/15/2010         177,188
         155,000  CSC HOLDINGS INCORPORATED SERIES B                                         7.63         04/01/2011         158,488
         210,000  DOBSON CELLULAR SYSTEMS                                                    9.88         11/01/2012         224,175
         170,000  EMBARQ CORPORATION                                                         7.08         06/01/2016         173,457
         165,000  HORIZON PCS INCORPORATED                                                  11.38         07/15/2012         186,038
         107,000  PANAMSAT CORPORATION                                                       9.00         08/15/2014         108,873
         350,000  PAXSON COMMUNICATIONS++ +/-                                               11.76         01/15/2013         352,625
         550,000  QWEST CORPORATION+/-                                                       8.58         06/15/2013         591,938
         330,000  QWEST CORPORATION++                                                        7.50         10/01/2014         335,775
         190,000  RURAL CELLULAR CORPORATION                                                 9.88         02/01/2010         196,175
          85,000  WINDSTREAM CORPORATION++                                                   8.13         08/01/2013          89,675
          85,000  WINDSTREAM CORPORATION++                                                   8.63         08/01/2016          89,888

                                                                                                                           3,412,871
                                                                                                                        ------------

EDUCATIONAL SERVICES - 0.58%
         200,000  EDUCATION MANAGEMENT LLC++                                                10.25         06/01/2016         198,000
                                                                                                                        ------------

ELECTRIC DISTRIBUTION, TRANSMISSION - 0.54%
         185,000  MIRANT AMERICAS GENERATION LLC                                             8.30         05/01/2011         185,000
                                                                                                                        ------------

ELECTRIC, GAS & SANITARY SERVICES - 7.55%
         150,000  ALLIED WASTE NORTH AMERICA                                                 7.88         04/15/2013         151,875
         163,000  CLEAN HARBORS INCORPORATED                                                11.25         07/15/2012         183,375
         155,000  DYNEGY HOLDINGS INCORPORATED++                                             8.38         05/01/2016         152,675
         165,000  EDISON MISSION ENERGY++                                                    7.75         06/15/2016         165,000
         260,000  EL PASO NATURAL GAS COMPANY SERIES A                                       7.63         08/01/2010         267,150
         170,000  EL PASO PERFORMANCE-LINKED TRUST++                                         7.75         07/15/2011         173,188
         300,000  INERGY LP/ INERGY FINANCE CORPORATION                                      6.88         12/15/2014         284,250
         120,000  MIRANT NORTH AMERICA LLC                                                   7.38         12/31/2013         118,800
         135,000  NEVADA POWER COMPANY SERIES L                                              5.88         01/15/2015         133,447
         160,000  NORTHWESTERN CORPORATION                                                   5.88         11/01/2014         158,904
         280,000  NRG ENERGY INCORPORATED                                                    7.38         02/01/2016         275,800
         390,000  SIERRA PACIFIC RESOURCES                                                   6.75         08/15/2017         384,039
          40,000  TRANSCONTINENTAL GAS PIPELINE CORPORATION++                                6.40         04/15/2016          38,950
          85,000  WCA WASTE CORPORATION++                                                    9.25         06/15/2014          86,913

                                                                                                                           2,574,366
                                                                                                                        ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.25%
         230,000  LUCENT TECHNOLOGIES INCORPORATED                                           6.45         03/15/2029         196,075
         170,000  MAGNACHIP SEMICONDUCTOR+/-                                                 8.58         12/15/2011         145,350
          85,000  XEROX CORPORATION                                                          6.75         02/01/2017          85,213

                                                                                                                             426,638
                                                                                                                        ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.39%
         130,000  US ONCOLOGY INCORPORATED                                                   9.00         08/15/2012         134,550
                                                                                                                        ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.52%
         290,000  AK STEEL CORPORATION                                                       7.88         02/15/2009         288,188
         150,000  BALL CORPORATON                                                            6.63         03/15/2018         144,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
$         78,000  MUELLER GROUP INCORPORATED                                                    10.00%      05/01/2012   $    85,020

                                                                                                                             517,583
                                                                                                                         -----------

FOOD & KINDRED PRODUCTS - 1.66%
         170,000  CONSTELLATION BRANDS INCORPORATED                                              7.25       09/01/2016       170,850
         215,000  PARMALAT BAKERY SERIES A2++                                                    7.00       07/09/2012       197,800
         215,000  PARMALAT DAIRY SERIES A1++                                                     7.00       07/09/2010       197,800

                                                                                                                             566,450
                                                                                                                         -----------

GENERAL MERCHANDISE STORES - 1.03%
         170,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                                        8.50       01/15/2013       166,175
         175,000  NEIMAN MARCUS GROUP INCORPORATED                                               9.00       10/15/2015       185,938

                                                                                                                             352,113
                                                                                                                         -----------

HEALTH SERVICES - 0.40%
         140,000  DAVITA INCORPORATED                                                            7.25       03/15/2015       137,200
                                                                                                                         -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.68%
         130,000  SUNGARD DATA SYSTEMS INCORPORATED                                              9.13       08/15/2013       134,225
          95,000  SUNGARD DATA SYSTEMS INCORPORATED                                             10.25       08/15/2015        97,019

                                                                                                                             231,244
                                                                                                                         -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.65%
         185,000  BOYD GAMING CORPORATION                                                        7.13       02/01/2016       175,981
              10  ELDORADO CASINO SHREVEPORT (y)                                                10.00       08/01/2012             9
          45,000  STATION CASINOS INCORPORATED                                                   7.75       08/15/2016        46,406

                                                                                                                             222,396
                                                                                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.43%
         150,000  CASE NEW HOLLAND INCORPORATED                                                  7.13       03/01/2014       148,125
                                                                                                                         -----------

JUSTICE, PUBLIC ORDER & SAFETY - 0.45%
         150,000  CORRECTIONS CORPORATION OF AMERICA                                             7.50       05/01/2011       153,188
                                                                                                                         -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.42%
         250,000  XEROX CAPITAL TRUST I                                                          8.00       02/01/2027       256,563
         230,000  XEROX CORPORATION                                                              6.40       03/15/2016       227,722

                                                                                                                             484,285
                                                                                                                         -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.80%
         140,000  CLARKE AMERICAN CORPORATION                                                   11.75       12/15/2013       146,300
         150,000  GENTEK INCORPORATED^^(a)                                                      11.00       08/01/2009             0
         180,000  JACUZZI BRANDS INCORPORATED                                                    9.63       07/01/2010       190,800
          85,000  RBS GLOBAL & REXNORD CORPORATION++                                             9.50       08/01/2014        85,425
         185,000  SAMSONITE CORPORATION                                                          8.88       06/01/2011       190,088

                                                                                                                             612,613
                                                                                                                         -----------

MISCELLANEOUS RETAIL - 1.37%
         313,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                                    10.75       05/15/2011       338,040
         130,000  RITE AID CORPORATION                                                           8.13       05/01/2010       130,488

                                                                                                                             468,528
                                                                                                                         -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
MOTION PICTURES - 0.78%
$         95,000  AMC ENTERTAINMENT INCORPORATED                                     11.00%        02/01/2016      $    103,194
         160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                             8.63         08/15/2012           164,000

                                                                                                                        267,194
                                                                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.77%
         160,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                   9.50         02/15/2015           174,400
          95,000  FORD MOTOR CREDIT COMPANY                                           9.88         08/10/2011            99,256
         125,000  FORD MOTOR CREDIT COMPANY+/-                                        9.96         04/15/2012           132,145
         630,000  FORD MOTOR CREDIT COMPANY                                           7.00         10/01/2013           587,978
          85,000  GENERAL MOTORS ACCEPTANCE CORPORATION                               6.15         04/05/2007            84,745
         450,000  GENERAL MOTORS ACCEPTANCE CORPORATION                               7.75         01/19/2010           457,404
         210,000  GENERAL MOTORS ACCEPTANCE CORPORATION                               6.75         12/01/2014           201,324
         230,000  RESIDENTIAL CAPITAL CORPORATION++ +/-                               7.34         04/17/2009           231,023

                                                                                                                      1,968,275
                                                                                                                   ------------

OIL & GAS - 0.78%
         270,000  HILCORP ENERGY++                                                    7.75         11/01/2015           265,275
                                                                                                                   ------------

OIL & GAS EXTRACTION - 4.60%
         155,000  BASIC ENERGY SERVICES INCORPORATED++                                7.13         04/15/2016           148,413
         135,000  CHAPARRAL ENERGY INCORPORATED++                                     8.50         12/01/2015           136,013
         345,000  CHESAPEAKE ENERGY CORPORATION                                       6.38         06/15/2015           327,750
         350,000  CHESAPEAKE ENERGY CORPORATION                                       6.25         01/15/2018           322,875
         155,000  HANOVER COMPRESSOR COMPANY                                          7.50         04/15/2013           154,613
         165,000  PARKER DRILLING COMPANY+/-                                          9.98         09/01/2010           168,094
         130,000  PRIDE INTERNATIONAL INCORPORATED                                    7.38         07/15/2014           132,275
         180,000  WHITING PETROLEUM CORPORATION                                       7.00         02/01/2014           177,300

                                                                                                                      1,567,333
                                                                                                                   ------------

PAPER & ALLIED PRODUCTS - 3.84%
         160,000  APPLETON PAPERS INCORPORATED                                        8.13         06/15/2011           158,400
         240,000  APPLETON PAPERS INCORPORATED SERIES B                               9.75         06/15/2014           237,000
         165,000  BOISE CASCADE LLC+/-                                                8.38         10/15/2012           165,825
         180,000  BOWATER INCORPORATED+/-                                             8.33         03/15/2010           181,800
         160,000  P.H. GLATFELTER COMPANY++                                           7.13         05/01/2016           157,726
         250,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                    8.38         07/01/2012           238,125
         170,000  VERSO PAPER HOLDINGS LLC++                                          9.13         08/01/2014           169,150

                                                                                                                      1,308,026
                                                                                                                   ------------

PERSONAL SERVICES - 0.59%
         190,000  ALDERWOODS GROUP INCORPORATED                                       7.75         09/15/2012           201,400
                                                                                                                   ------------

PRIMARY METAL INDUSTRIES - 1.26%
         225,000  AK STEEL CORPORATION                                                7.75         06/15/2012           219,375
         195,000  GENERAL CABLE CORPORATION                                           9.50         11/15/2010           208,650

                                                                                                                        428,025
                                                                                                                   ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.70%
          40,000  AMERICAN GREEETINGS CORPORATION                                     7.38         06/01/2016            40,250
         135,000  DEX MEDIA INCORPORATED                                              8.00         11/15/2013           134,325
         140,000  HOUGHTON MIFFLIN COMPANY                                            7.20         03/15/2011           140,700
         200,000  HOUGHTON MIFFLIN COMPANY^                                          10.46         10/15/2013           167,500
         170,000  NIELSEN FINANCE LLC/FINANCE COMPANY++                              10.00         08/01/2014           174,038
         255,000  NIELSEN FINANCE LLC/FINANCE COMPANY++ ^                            12.04         08/01/2016           145,988
         240,000  PRIMEDIA INCORPORATED+/-                                           10.78         05/15/2010           247,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                INTEREST RATE     MATURITY DATE         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
$        200,000  UCAR FINANCE INCORPORATED                                         10.25%         02/15/2012      $     210,000

                                                                                                                       1,260,001
                                                                                                                   -------------

REAL ESTATE - 0.23%
          72,000  CB RICHARD ELLIS SERVICES INCORPORATED                             9.75          05/15/2010             76,860
                                                                                                                   -------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.57%
         195,000  ROUSE COMPANY LP++                                                 6.75          05/01/2013            194,143
                                                                                                                   -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.53%
         175,000  E*TRADE FINANCIAL CORPORATION                                      8.00          06/15/2011            181,563
                                                                                                                   -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.85%
         275,000  BWAY CORPORATION                                                  10.00          10/15/2010            288,750
                                                                                                                   -------------

TEXTILE MILL PRODUCTS - 0.94%
         200,000  INTERFACE INCORPORATED                                             9.50          02/01/2014            205,500
         120,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                    8.88          09/15/2013            116,400

                                                                                                                         321,900
                                                                                                                   -------------

TRANSPORTATION EQUIPMENT - 0.98%
         245,000  FORD MOTOR COMPANY                                                 7.45          07/16/2031            192,325
         170,000  GENERAL MOTORS CORPORATION                                         8.38          07/15/2033            142,375

                                                                                                                         334,700
                                                                                                                   -------------

TRANSPORTATION SERVICES - 0.82%
         260,000  NEFF RENTAL CORPORATION++                                         11.25          06/15/2012            279,500
                                                                                                                   -------------

WHOLESALE TRADE-DURABLE GOODS - 0.25%
          85,000  INTERLINE BRANDS INCORPORATED                                      8.13          06/15/2014             85,638
                                                                                                                   -------------

TOTAL CORPORATE BONDS & NOTES (COST $24,885,327)                                                                      25,126,574
                                                                                                                   -------------

FOREIGN CORPORATE BONDS @- 5.40%
         285,000  INEOS GROUP HOLDINGS PLC++                                         8.50          02/15/2016            270,750
         170,000  INTELSAT BERMUDA LIMITED+/-                                       10.48          01/15/2012            172,550
         250,000  INTELSAT BERMUDA LIMITED++                                         9.25          06/15/2016            260,000
         165,000  INTELSAT BERMUDA LIMITED++                                        11.25          06/15/2016            170,981
         100,000  IPSCO INCORPORATED                                                 8.75          06/01/2013            106,750
         170,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                8.88          05/01/2016            176,800
         170,000  NOVELIS INCORPORATED++                                             8.25          02/15/2015            161,500
          35,000  QUEBECOR WORLD CAPITAL CORPORATION++                               8.75          03/15/2016             32,900
         200,000  ROGERS CABLE INCORPORATED                                          6.75          03/15/2015            198,500
         285,000  ROGERS WIRELESS INCORPORATED+/-                                    8.45          12/15/2010            292,481

TOTAL FOREIGN CORPORATE BONDS (COST $1,844,331)                                                                        1,843,212
                                                                                                                   -------------

TERM LOANS - 4.68%
         500,000  ALLIED WASTE NORTH AMERICA TERM LOAN+/-                            7.05          01/15/2012            498,470
         460,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                      7.95          04/08/2010            463,335
         129,750  REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+/-                 11.48          07/31/2010            133,318
         500,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                        7.52          04/24/2012            501,795

TOTAL TERM LOANS (COST $1,589,125)                                                                                     1,596,918
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
COMMON STOCKS - 3.74%

APPAREL & ACCESSORY STORES - 0.42%
           6,200  CARTER'S INCORPORATED                                                           $      143,220
                                                                                                  --------------

COMMUNICATIONS - 0.50%
           9,000  DIRECTV GROUP INCORPORATED                                                             169,110
                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.88%
          10,450  SIERRA PACIFIC RESOURCES                                                               154,138
           5,995  WILLIAMS COMPANIES INCORPORATED                                                        147,657

                                                                                                         301,795
                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.50%
          17,300  JACUZZI BRANDS INCORPORATED                                                            171,616
                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.36%
           2,100  STATION CASINOS INCORPORATED                                                           122,325
                                                                                                  --------------

OIL & GAS EXTRACTION - 0.54%
           5,800  CHESAPEAKE ENERGY CORPORATION                                                          183,106
                                                                                                  --------------

PRIMARY METAL INDUSTRIES - 0.54%
           3,150  UNITED STATES STEEL CORPORATION                                                        183,236
                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,011,532)                                                                  1,274,408
                                                                                                  --------------

SHORT-TERM INVESTMENTS - 9.67%
       3,296,214  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                        3,296,214
                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,296,214)                                                         3,296,214
                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $32,626,529)*                                       97.17%                                  $   33,137,326

OTHER ASSETS AND LIABILITIES, NET                          2.83                                         964,519
                                                        -------                                   --------------

TOTAL NET ASSETS                                         100.00%                                  $   34,101,845
                                                        -------                                   --------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(i)   ILLIQUID SECURITY.

(y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,296,214.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 3.85%
$       300,000  FHLB                                                                      5.50%        02/21/2008      $    299,741
        300,000  FHLB                                                                      5.50         08/15/2008           300,211
        300,000  FHLMC                                                                     5.50         12/19/2007           300,130
        300,000  FNMA                                                                      5.38         04/03/2008           299,513

TOTAL AGENCY NOTES - INTEREST BEARING (COST $1,199,455)                                                                    1,199,595
                                                                                                                        ------------

ASSET BACKED SECURITIES - 26.49%
      1,000,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            6.00         10/25/2033         1,005,629
        500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                        5.65         03/15/2012           502,819
        999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    5.97         03/25/2034         1,004,335
      1,000,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                       5.92         05/25/2033         1,004,469
        144,476  COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A2                   6.59         01/17/2032           144,741
        128,381  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-               5.57         05/15/2028           128,427
         98,325  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-               5.62         02/15/2034            98,616
        163,220  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-              5.63         12/15/2033           163,684
      1,222,410  DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+/- ++ (a)                     5.95         11/10/2030         1,222,410
         59,308  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  6.07         09/25/2033            59,491
        360,878  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                     5.29         05/20/2031           360,943
        261,911  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                         5.44         08/25/2035           261,789
         34,508  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                              5.79         03/25/2032            34,517
      1,000,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                 CLASS MII1+/-                                                             5.95         10/25/2033         1,002,439
      1,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-        6.75         04/25/2033         1,000,845
         48,973  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       5.80         12/25/2034            49,231
        200,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/- ++            5.70         06/23/2012           200,000

TOTAL ASSET BACKED SECURITIES (COST $8,225,766)                                                                            8,244,385
                                                                                                                        ------------

AGENCY SECURITIES - 12.00%

FEDERAL HOME LOAN BANK - 0.41%
        130,000  FHLB                                                                      3.38         10/05/2007           127,452
                                                                                                                        ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.26%
        306,614  FHLMC #555514                                                             9.00         10/01/2019           336,702
        411,602  FHLMC #555519                                                             9.00         12/01/2016           441,509
         55,207  FHLMC #786823+/-                                                          7.04         07/01/2029            55,831
        115,439  FHLMC #788792+/-                                                          6.40         01/01/2029           118,790
         78,413  FHLMC #789272+/-                                                          5.71         04/01/2032            80,373
         90,937  FHLMC #789483+/-                                                          5.64         06/01/2032            92,705
          2,503  FHLMC #865456+/-                                                          5.88         07/01/2010             2,485
         76,008  FHLMC #A01734                                                             9.00         08/01/2018            81,456
        320,303  FHLMC #G10747                                                             7.50         10/01/2012           329,578
        185,543  FHLMC #G11209                                                             7.50         12/01/2011           189,868
        213,615  FHLMC #G11391                                                             7.50         06/01/2012           219,603

                                                                                                                           1,948,900
                                                                                                                        ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.77%
        292,380  FNMA #100254                                                              8.00         12/15/2024           308,761
        293,640  FNMA #100255                                                              8.33         07/15/2020           318,676
        213,781  FNMA #100259                                                              7.50         12/15/2009           216,918
         32,332  FNMA #149167                                                             10.50         08/01/2020            36,443
         64,626  FNMA #365418+/-                                                           6.15         01/01/2023            65,245
         44,319  FNMA #372179                                                             11.00         04/01/2012            47,488
        118,690  FNMA #545460+/-                                                           6.37         11/01/2031           122,498
         55,970  FNMA #675491+/-                                                           7.83         04/01/2033            56,142

                                                                                                                           1,172,171
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE    MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.56%
$       187,814  GNMA #781540                                                              7.00%        05/15/2013      $    192,456
        282,254  GNMA #781614                                                              7.00         06/15/2033           293,420

                                                                                                                             485,876
                                                                                                                        ------------

TOTAL AGENCY SECURITIES (COST $3,628,252)                                                                                  3,734,399
                                                                                                                        ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.69%
        352,795  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2            5.50         10/25/2034           350,837
         63,765  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-            7.03         10/20/2032            64,590
        171,802  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.25         12/25/2035           170,110
      1,448,483  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS 1AIO+/- (c)       1.40         03/25/2007             7,546
         67,479  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                                    6.19         06/19/2031            67,303
         46,484  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                                      7.34         09/25/2034            47,076
        237,652  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                     5.62         03/20/2036           236,624
         17,702  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A             7.45         06/10/2033            17,680
        122,670  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-              6.29         01/25/2022           122,190
        100,569  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/- (i)         5.72         02/20/2021           100,226
        198,158  FHLMC SERIES 3049 CLASS G                                                 5.50         05/15/2034           197,704
        535,388  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042           571,093
        452,135  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50         11/25/2031           478,409
        258,025  FNMA SERIES 1990-77 CLASS D                                               9.00         06/25/2020           272,717
        172,945  FNMA SERIES 2003-W19 CLASS 1A4                                            4.78         11/25/2033           171,028
        335,085  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                5.65         05/25/2042           342,300
         70,058  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               7.69         06/25/2033            70,467
        157,142  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                               5.50         08/25/2042           160,219
        508,906  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                5.57         08/25/2042           519,846
        248,220  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                         8.00         09/19/2027           260,176
        275,364  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/- ++                   5.72         06/25/2034           276,694
        223,214  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/- ++                   5.57         06/25/2034           229,989
        200,000  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 SERIES 1AF1+/- ++               5.79         04/25/2036           199,844
        212,554  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        6.99         04/25/2032           212,889
        127,183  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                  5.18         06/25/2024           126,657
      6,734,735  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/- (c)        0.80         11/25/2034            56,824
        449,561  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                       5.37         08/25/2035           445,951
        265,320  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS 1A1+/- ++   4.96         09/28/2044           261,423
        107,007  MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-         6.13         10/25/2032           106,576
        957,604  RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS B3+/- ++      6.77         09/10/2035           974,351
        323,730  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-         6.68         11/25/2020           322,442
        160,552  SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                               6.94         08/20/2032           160,502
        230,311  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/- ++     8.52         07/15/2027           232,142
     10,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                 IO3+/- ++ (c)                                                             1.59         11/15/2034           164,529
         39,359  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-               4.82         10/25/2032            39,053
         79,278  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-               4.38         12/25/2032            78,193
        258,087  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                3.07         08/25/2033           253,889
        247,502  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-                 6.66         12/28/2037           247,502

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,613,283)                                                                8,617,591
                                                                                                                        ------------

CORPORATE BONDS & NOTES - 21.14%

AMUSEMENT & RECREATION SERVICES - 0.26%
         80,000  CAESARS ENTERTAINMENT INCORPORATED                                        8.50         11/15/2006            80,390
                                                                                                                        ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.58%
        180,000  JOHNSON CONTROLS INCORPORATED                                             5.00         11/15/2006           179,704
                                                                                                                        ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.50%
         95,000  DR HORTON INCORPORATED                                                    7.50         12/01/2007            97,002

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
$        55,000  K HOVNANIAN ENTERPRISES                                                   10.50%       10/01/2007      $     57,338

                                                                                                                             154,340
                                                                                                                        ------------

COMMUNICATIONS - 5.38%
        300,000  AIRGATE PCS INCORPORATED+/-                                                9.26        10/15/2011           306,750
        380,000  CLEAR CHANNEL COMMUNICATIONS                                               3.13        02/01/2007           376,153
         45,000  LIBERTY MEDIA CORPORATION+/-                                               6.83        09/17/2006            45,015
        140,000  NEXTEL PARTNERS INCORPORATED                                               8.13        07/01/2011           147,000
        100,000  QWEST CORPORATION+/-                                                       8.58        06/15/2013           107,625
        260,000  UNIVISION COMMUNICATIONS INCORPORATED                                      2.88        10/15/2006           259,055
        186,000  VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                              7.60        03/15/2007           187,991
        245,000  VERIZON WIRELESS CAPITAL LLC                                               5.38        12/15/2006           244,907

                                                                                                                           1,674,496
                                                                                                                        ------------

COMPUTER HARDWARE - 0.63%
        200,000  IBM CORPORATION SERIES MTN                                                 3.80        02/01/2008           195,868
                                                                                                                        ------------

DEPOSITORY INSTITUTIONS - 1.14%
        350,000  BANK ONE NA                                                                6.25        02/15/2008           354,482
                                                                                                                        ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.99%
        200,000  ENTERGY GULF STATES INCORPORATED+/-                                        5.63        12/01/2009           199,691
        110,000  ENTERGY GULF STATES INCORPORATED                                           5.12        08/01/2010           107,221

                                                                                                                             306,912
                                                                                                                        ------------

FOOD & KINDRED PRODUCTS - 2.25%
        300,000  GENERAL MILLS INCORPORATED                                                 5.13        02/15/2007           299,513
        100,000  HJ HEINZ COMPANY++                                                         6.43        12/01/2008           101,896
        300,000  KRAFT FOODS INCORPORATED                                                   5.25        06/01/2007           299,290

                                                                                                                             700,699
                                                                                                                        ------------

HEALTH SERVICES - 0.59%
        185,000  CAREMARK RX INCORPORATED                                                   7.38        10/01/2006           185,203
                                                                                                                        ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.62%
        505,000  COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNK                            5.63        05/15/2007           505,468
                                                                                                                        ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.71%
         75,000  CAESARS ENTERTAINMENT INCORPORATED                                         9.38        02/15/2007            75,938
        145,000  MGM MIRAGE INCORPORATED                                                    7.25        10/15/2006           145,000

                                                                                                                             220,938
                                                                                                                        ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.80%
        250,000  JOHN DEERE CAPITAL CORPORATION                                             3.88        03/07/2007           248,024
                                                                                                                        ------------

INSURANCE CARRIERS - 1.12%
        150,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                      5.73        07/11/2011           150,337
        200,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                       4.10        11/15/2006           199,541

                                                                                                                             349,878
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.75%
        140,000  FORD MOTOR CREDIT COMPANY                                                  6.50        01/25/2007           140,217
        225,000  HSBC FINANCE CORPORATION                                                   5.84        02/15/2008           226,513

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$       175,000  RESIDENTIAL CAPITAL CORPORATION+/-                                        6.69%        11/21/2008      $    176,802

                                                                                                                             543,532
                                                                                                                        ------------

PAPER & ALLIED PRODUCTS - 0.81%
        250,000  INTERNATIONAL PAPER COMPANY                                               6.50         11/15/2007           251,948
                                                                                                                        ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.22%
         70,000  E W SCRIPPS COMPANY                                                       3.75         02/15/2008            68,386
                                                                                                                        ------------

TRANSPORTATION EQUIPMENT - 1.27%
        295,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                                 5.49         03/07/2007           295,156
        100,000  JOHNSON CONTROLS INCORPORATED+/-                                          5.74         01/17/2008           100,204

                                                                                                                             395,360
                                                                                                                        ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.52%
        160,000  SAFEWAY INCORPORATED                                                      7.00         09/15/2007           162,465
                                                                                                                        ------------

TOTAL CORPORATE BONDS & NOTES (COST $6,603,787)                                                                            6,578,093
                                                                                                                        ------------

FOREIGN CORPORATE BONDS@ - 3.78%
         60,000  PEMEX FINANCE LIMITED                                                     9.69         08/15/2009            64,856
        400,000  REGIONAL DIVERSIFIED FUNDING+/- ++                                        6.81         01/25/2036           400,000
        305,000  TELUS CORPORATION                                                         7.50         06/01/2007           309,240
        200,000  TRANSOCEAN INCORPORATED+/-                                                5.60         09/05/2008           199,956
        200,000  YORKSHIRE POWER FINANCE SERIES B                                          6.50         02/25/2008           202,385

TOTAL FOREIGN CORPORATE BONDS (COST $1,178,485)                                                                            1,176,437
                                                                                                                        ------------

FOREIGN GOVERNMENT BONDS@ - 0.32%
        100,000  SABMILLER PLC+/- ++                                                       5.80         07/01/2009           100,005

TOTAL FOREIGN GOVERNMENT BONDS (COST $100,000)                                                                               100,005
                                                                                                                        ------------

MUNICIPAL BONDS & NOTES - 1.86%

CALIFORNIA - 0.33%
        100,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                         7.38         09/01/2020           103,764
                                                                                                                        ------------

ILLINOIS - 0.35%
        125,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                               5.90         12/01/2008           109,813
                                                                                                                        ------------

MASSACHUSETTS - 0.52%
        155,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)                                         7.04         10/01/2028           160,845
                                                                                                                        ------------

NEW JERSEY - 0.66%
        205,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)              5.43         04/13/2007           203,506
                                                                                                                        ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $578,081)                                                                                577,928
                                                                                                                        ------------
SHARES

SHORT-TERM INVESTMENTS - 3.90%

MUTUAL FUNDS - 3.77%
    1,172,738    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                             1,172,738
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
US TREASURY BILLS - 0.13%
$        40,000  US TREASURY BILL^                                                    4.92%        10/26/2006     $       39,703
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,212,438)                                                                         1,212,441
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $31,339,547)*                                     101.03%                                                   $   31,440,874

OTHER ASSETS AND LIABILITIES, NET                        (1.03)                                                         (319,854)
                                                       -------                                                    --------------

TOTAL NET ASSETS                                        100.00%                                                   $   31,121,020
                                                       -------                                                    --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(i)   ILLIQUID SECURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,172,738.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                 VALUE
INVESTMENT COMPANIES - 97.88%

STOCK FUNDS - 9.13%
         14,368  DWS DREMAN HIGH RETURN EQUITY FUND                                                         $   703,891
         45,825  ING INTERNATIONAL VALUE FUND                                                                   940,787
         26,882  JOHN HANCOCK CLASSIC VALUE FUND                                                                705,928
         27,612  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                         617,405
         42,860  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                          1,408,800

                                                                                                              4,376,811
                                                                                                            -----------

AFFILIATED STOCK FUNDS - 10.54%
       73,895  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                       704,222
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                   1,410,593
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                             940,101
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                             709,546
       48,512  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                      640,849
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                              643,660

                                                                                                              5,048,971
                                                                                                            -----------

BOND FUNDS - 9.79%
        617,078  MFS HIGH INCOME FUND                                                                         2,338,725
        404,737  OPPENHEIMER INTERNATIONAL BOND FUND                                                          2,355,570

                                                                                                              4,694,295
                                                                                                            -----------

AFFILIATED BOND FUNDS - 68.42%
      886,553  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                      9,406,323
    1,421,645  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                     14,031,635
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                              9,355,476

                                                                                                             32,793,434
                                                                                                            -----------

TOTAL INVESTMENT COMPANIES (COST $46,600,242)                                                                46,913,511
                                                                                                            -----------

                                                                                    INTEREST   MATURITY
PRINCIPAL                                                                              RATE      DATE

US TREASURY SECURITIES - 0.29%

US TREASURY BILLS - 0.29%
$        45,000  US Treasury Bill^ #                                                   4.83%   11/09/2006        44,583
         95,000  US TREASURY BILL^ #                                                   4.99    02/08/2007        92,951

                                                                                                                137,534
                                                                                                            -----------

TOTAL US TREASURY SECURITIES (COST $137,495)                                                                    137,534
                                                                                                            -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $46,737,737)*                                                         98.17%                          $47,051,045

OTHER ASSETS AND LIABILITIES, NET                                            1.83                               878,845
                                                                           ------                           -----------

TOTAL NET ASSETS                                                           100.00%                          $47,929,890
                                                                           ------                           -----------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                           VALUE
INVESTMENT COMPANIES - 99.64%

STOCK FUNDS - 46.81%
        244,659  DWS DREMAN HIGH RETURN EQUITY FUND                   $ 11,985,853
        791,431  ING INTERNATIONAL VALUE FUND                           16,248,083
        460,738  JOHN HANCOCK CLASSIC VALUE FUND                        12,098,971
        507,347  OPPENHEIMER MAIN STREET SMALL CAP FUND                 11,344,278
        737,116  T. ROWE PRICE BLUE CHIP GROWTH FUND                    24,229,006

                                                                        75,906,191
                                                                      ------------

AFFILIATED STOCK FUNDS - 52.83%
    1,262,693  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND               12,033,462
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO             24,007,629
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO     16,244,598
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO     12,203,729
      802,697  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND              10,603,626
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO      10,562,710

                                                                        85,655,754
                                                                      ------------

TOTAL INVESTMENT COMPANIES (COST $147,252,365)                         161,561,945
                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $147,252,365)*                                     99.64%       $161,561,945

OTHER ASSETS AND LIABILITIES, NET                         0.36             583,153
                                                        ------        ------------

TOTAL NET ASSETS                                        100.00%       $162,145,098
                                                        ------        ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                            VALUE
INVESTMENT COMPANIES - 97.62%

STOCK FUNDS - 36.42%
         96,245  DWS DREMAN HIGH RETURN EQUITY FUND                                                     $ 4,715,041
        308,679  ING INTERNATIONAL VALUE FUND                                                             6,337,171
        180,502  JOHN HANCOCK CLASSIC VALUE FUND                                                          4,739,986
        189,881  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                   4,245,750
        288,117  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                      9,470,418

                                                                                                         29,508,366
                                                                                                        -----------

AFFILIATED STOCK FUNDS - 41.67%
      495,978  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                 4,726,667
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                               9,432,951
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                       6,304,800
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                       4,762,420
      322,537  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                4,260,719
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                        4,265,963

                                                                                                         33,753,520
                                                                                                        -----------

BOND FUNDS - 5.86%
        623,639  MFS HIGH INCOME FUND                                                                     2,363,590
        409,482  OPPENHEIMER INTERNATIONAL BOND FUND                                                      2,383,185

                                                                                                          4,746,775
                                                                                                        -----------

AFFILIATED BOND FUNDS - 13.67%
      523,415  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                  5,553,433
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                          5,521,251

                                                                                                         11,074,684
                                                                                                        -----------

TOTAL INVESTMENT COMPANIES (COST $76,804,911)                                                            79,083,345
                                                                                                        -----------

                                                                                INTEREST   MATURITY
PRINCIPAL                                                                          RATE      DATE

US TREASURY SECURITIES - 0.84%

US TREASURY BILLS - 0.84%
$       285,000  US TREASURY BILL^#                                               4.83%    11/09/2006       282,360
        410,000  US TREASURY BILL^#                                               4.99     02/08/2007       401,158

                                                                                                            683,518
                                                                                                        -----------

TOTAL US TREASURY SECURITIES (COST $683,359)                                                                683,518
                                                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $77,488,270)*                                                     98.46%                          $79,766,863

OTHER ASSETS AND LIABILITIES, NET                                        1.54                             1,246,787
                                                                       ------                           -----------

TOTAL NET ASSETS                                                       100.00%                          $81,013,650
                                                                       ------                           -----------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                              VALUE
INVESTMENT COMPANIES - 98.73%

STOCK FUNDS - 30.58%
        464,851  DWS DREMAN HIGH RETURN EQUITY FUND                                                     $ 22,773,075
      1,604,120  ING INTERNATIONAL VALUE FUND                                                             32,932,582
        882,523  JOHN HANCOCK CLASSIC VALUE FUND                                                          23,175,063
        831,555  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                   18,593,575
      1,409,092  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                      46,316,863

                                                                                                         143,791,158
                                                                                                        ------------

AFFILIATED STOCK FUNDS - 33.62%
    2,174,695  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                 20,724,840
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                               45,942,545
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                       28,319,141
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                       20,989,633
    1,600,000  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                21,135,994
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                        20,976,553

                                                                                                         158,088,706
                                                                                                        ------------

BOND FUNDS - 9.84%
      6,106,639  MFS HIGH INCOME FUND                                                                     23,144,163
      3,975,494  OPPENHEIMER INTERNATIONAL BOND FUND                                                      23,137,377

                                                                                                          46,281,540
                                                                                                        ------------

AFFILIATED BOND FUNDS - 24.69%
    5,703,858  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                  60,517,935
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                          55,613,215

                                                                                                         116,131,150
                                                                                                        ------------

TOTAL INVESTMENT COMPANIES (COST $437,854,445)                                                           464,292,554
                                                                                                        ------------
PRINCIPAL                                                               INTEREST RATE    MATURITY DATE

US TREASURY SECURITIES - 0.88%

US TREASURY BILLS - 0.88%
$        35,000  US TREASURY BILL^ #                                        4.79%          11/09/2006         34,676
      3,200,000  US TREASURY BILL^ #                                        4.83           11/09/2006      3,170,358
         50,000  US TREASURY BILL^ #                                        4.99           11/09/2006         49,537
        875,000  US TREASURY BILL^ #                                        4.94           02/08/2007        856,129
         45,000  US TREASURY BILL^ #                                        4.98           02/08/2007         44,029

                                                                                                           4,154,729
                                                                                                        ------------

TOTAL US TREASURY SECURITIES (COST $4,154,400)                                                             4,154,729
                                                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $442,008,845)*                                             99.61%                                 $468,447,283

OTHER ASSETS AND LIABILITIES, NET                                 0.39                                     1,820,934
                                                                ------                                  ------------

TOTAL NET ASSETS                                                100.00%                                 $470,268,217
                                                                ------                                  ------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                          VALUE
INVESTMENT COMPANIES - 99.33%

STOCK FUNDS - 18.60%
         52,464  DWS DREMAN HIGH RETURN EQUITY FUND                                                  $ 2,570,215
        167,397  ING INTERNATIONAL VALUE FUND                                                          3,436,654
         98,175  JOHN HANCOCK CLASSIC VALUE FUND                                                       2,578,085
        105,944  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                2,368,911
        156,660  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                   5,149,402

                                                                                                      16,103,267
                                                                                                     -----------

AFFILIATED STOCK FUNDS - 21.17%
      270,242  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                              2,575,410
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                            5,137,433
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                    3,430,640
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                    2,589,515
      173,893  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                             2,297,128
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                     2,305,576

                                                                                                      18,335,702
                                                                                                     -----------

BOND FUNDS - 9.93%
      1,133,435  MFS HIGH INCOME FUND                                                                  4,295,717
        739,021  OPPENHEIMER INTERNATIONAL BOND FUND                                                   4,301,100

                                                                                                       8,596,817
                                                                                                     -----------

AFFILIATED BOND FUNDS - 49.63%
    1,220,195  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                              12,946,273
    1,739,207  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                              17,165,974
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                      12,858,468

                                                                                                      42,970,715
                                                                                                     -----------

TOTAL INVESTMENT COMPANIES (COST $84,791,020)                                                         86,006,501
                                                                                                     -----------

                                                                             INTEREST   MATURITY
PRINCIPAL                                                                      RATE       DATE

US TREASURY SECURITIES - 0.57%

US TREASURY BILLS - 0.57%
$       150,000  US TREASURY BILL^ #                                           4.83%    11/09/2006       148,611
          5,000  US TREASURY BILL^ #                                           4.90     11/09/2006         4,954
        345,000  US TREASURY BILL^ #                                           4.94     02/08/2007       337,559

                                                                                                         491,124
                                                                                                     -----------
TOTAL US TREASURY SECURITIES (COST $490,990)                                                             491,124
                                                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $85,282,010)*                                            99.90%                                $86,497,625

OTHER ASSETS AND LIABILITIES, NET                               0.10                                      84,096
                                                              ------                                 -----------

TOTAL NET ASSETS                                              100.00%                                $86,581,721
                                                              ------                                 -----------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITYNAME                                             VALUE
INVESTMENT COMPANIES - 99.30%

STOCK FUNDS - 48.82%
        544,343  DWS DREMAN HIGH RETURN EQUITY FUND                   $ 26,667,382
      3,628,658  ING INTERNATIONAL VALUE FUND                           74,496,340
      1,020,453  JOHN HANCOCK CLASSIC VALUE FUND                        26,797,100
        224,018  OPPENHEIMER MAIN STREET SMALL CAP FUND                  5,009,035
        406,544  T. ROWE PRICE BLUE CHIP GROWTH FUND                    13,363,090

                                                                       146,332,947
                                                                      ------------

AFFILIATED STOCK FUNDS - 50.48%
      701,573  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                6,685,988
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO             53,394,386
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO     74,352,675
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO      6,779,474
      381,198  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND               5,035,630
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO       5,036,471

                                                                       151,284,624
                                                                      ------------

TOTAL INVESTMENT COMPANIES (COST $266,368,450)                         297,617,571
                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $266,368,450)*                                     99.30%       $297,617,571

OTHER ASSETS AND LIABILITIES, NET                         0.70           2,111,914
                                                        ------        ------------

TOTAL NET ASSETS                                        100.00%       $299,729,485
                                                        ------        ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE WEALTHBUILDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern
Time) on each Fund business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Funds' investments in the Underlying Funds structured as partnerships (the "Master Portfolios") are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Capital gain distributions from underlying funds are treated as realized gains.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -Association of Bay Area Governments
ADR  -American Depositary Receipt
AMBAC  -American Municipal Bond Assurance Corporation
AMT  -Alternative Minimum Tax
ARM  -Adjustable Rate Mortgages
BART  -Bay Area Rapid Transit
CDA  -Community Development Authority
CDSC  -Contingent Deferred Sales Charge
CGIC  -Capital Guaranty Insurance Company
CGY  -Capital Guaranty Corporation
CMT  -Constant Maturity Treasury
COFI  -Cost of Funds Index
Connie Lee  -Connie Lee Insurance Company
COP  -Certificate of Participation
CP  -Commercial Paper
CTF  -Common Trust Fund
DW&P  -Department of Water & Power
DWR  -Department of Water Resources
EDFA  -Education Finance Authority
FFCB  -Federal Farm Credit Bank
FGIC  -Financial Guaranty Insurance Corporation
FHA  -Federal Housing Authority
FHLB  -Federal Home Loan Bank
FHLMC  -Federal Home Loan Mortgage Corporation
FNMA  -Federal National Mortgage Association
FRN  -Floating Rate Notes
FSA  -Financial Security Assurance Incorporated
GDR  -Global Depositary Receipt
GNMA  -Government National Mortgage Association
GO  -General Obligation
HFA  -Housing Finance Authority
HFFA  -Health Facilities Financing Authority
IDA  -Industrial Development Authority
IDR  -Industrial Development Revenue
LIBOR  -London Interbank Offered Rate
LLC  -Limited Liability Corporation
LOC  -Letter of Credit
LP  -Limited Partnership
MBIA  -Municipal Bond Insurance Association
MFHR  -Multi-Family Housing Revenue
MUD  -Municipal Utility District
MTN  -Medium Term Note
PCFA  -Pollution Control Finance Authority
PCR  -Pollution Control Revenue
PFA  -Public Finance Authority
PLC  -Private Placement
PSFG  -Public School Fund Guaranty
RDA  -Redevelopment Authority
RDFA  -Redevelopment Finance Authority
REITS  -Real Estate Investment Trusts
R&D  -Research & Development
SFHR  -Single Family Housing Revenue
SFMR  -Single Family Mortgage Revenue
SLMA  -Student Loan Marketing Association
STEERS  -Structured Enhanced Return Trust
TBA  -To Be Announced
TRAN  -Tax Revenue Anticipation Notes
USD  -Unified School District
V/R  -Variable Rate
WEBS  -World Equity Benchmark Shares
XLCA  -XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================

 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  October 17, 2006

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION


I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  October 17, 2006

/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    Wells Fargo Funds Trust


                                    By: /s/ Karla M. Rabusch
                                        ______________________


                                            Karla M. Rabusch
                                            President


Date: October 17, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    Wells Fargo Funds Trust



                                    By: /s/ Karla M. Rabusch
                                        _____________________

                                           Karla M. Rabusch
                                           President



                                    By: /s/ A. Erdem Cimen
                                        ___________________


                                           A. Erdem Cimen
                                           Treasurer

Date: October 17, 2006